As filed with the Securities and Exchange Commission on February 26, 1999


                      Registration Nos. 33-20506; 811-5496
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ____



                         Post-Effective Amendment No. 21


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 24


                            NORTHSTAR HIGH YIELD FUND
         ---------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                     300 First Stamford Place, Stamford, CT 06902
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  (203)602-7881
                     --------------------------------------
                         (Registrant's telephone number)

                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation

                     300 First Stamford Place, Stamford, CT 06902
              -----------------------------------------------------
                    (Name and address for agent for service)

                        Copies of all correspondence to:
                                Jeff Steele, Esq.

                             Dechert, Price & Rhodes
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


           X      on March 1, 1999 pursuant to paragraph (b)
         - - -


                  60 days after filing pursuant to paragraph (a)(1)
         - - -


                  on [date] pursuant to paragraph (a)(1)
         - - -


                  75 days after filing pursuant to paragraph (a)(2)
         - - -

                  on [date] pursuant to paragraph (a)(2) of Rule 485
         - - -

If appropriate, check the following box:

                  this post-effective amendment designates a new effective
         - - -    date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                                     THE
                                   NORTHSTAR
                                     FUNDS

                                   PROSPECTUS
                                 March 1, 1999

                               [GRAPHIC OMITTED]


This prospectus contains important information about investing in the Northstar Funds. In this prospectus, we have divided our funds into three categories:
GROWTH FUNDS: the Special Fund, Mid-Cap Growth Fund, Growth Fund, Growth + Value Fund, International Value Fund, Emerging Markets Value Fund and Research Enhanced Index Fund; INCOME AND GROWTH FUNDS: the Income and Growth Fund; and INCOME FUNDS: the Government Securities Fund, High Yield Fund, High Total Return Fund II and High Total Return Fund. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                          WHAT'S
                                                                          INSIDE

--------------------------------------------------------------------------------


                                ------------------------------------------------
[GRAPHIC OMITTED] OBJECTIVE     These pages contain a description of each of our
                                funds included in this prospectus, including its
                                objective, investment strategy, risks and
[GRAPHIC OMITTED] INVESTMENT    portfolio manager.
                  STRATEGY


                                You'll also find:

                  WHAT
[GRAPHIC OMITTED] YOU PAY
                  TO INVEST     What you pay to invest. A list of the fees and
                                expenses you pay -- both directly and indirectly
                                -- when you invest in a fund.

[GRAPHIC OMITTED] RISKS

                                How the fund has performed.


                  HOW THE       A chart that shows the fund's financial
[GRAPHIC OMITTED] FUND HAS      performance for the past ten years (or  since
                  PERFORMED     inception, if shorter).
                                ------------------------------------------------


An introduction to the
Northstar family of funds                                                     1

Northstar Growth Funds


Special Fund                                                                  2
Mid-Cap Growth Fund                                                           4
Growth Fund                                                                   6
Growth + Value Fund                                                           8
International Value Fund                                                     10
Emerging Markets Value Fund                                                  12
Research Enhanced Index Fund                                                 14

Northstar Income and Growth Funds

Income and Growth Fund                                                       16

Northstar Income Funds

Government Securities Fund                                                   18
High Yield Fund                                                              20
High Total Return Fund II                                                    22
High Total Return Fund                                                       24

Meet the portfolio managers                                                  26

Your guide to buying, selling and
exchanging shares of Northstar funds                                         34

Mutual fund earnings and your taxes                                          42

Financial highlights                                                         44

Where to go for more information                                             55

                                                                 INTRODUCTION TO
                                                                   THE NORTHSTAR
                                                                 FAMILY OF FUNDS

--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

                               [GRAPHIC OMITTED]

If you have any questions about the Northstar family of funds or about choosing suitable investments, please call us at 1-800-595-7827.


--------------------------------------------------------------------------------
Year 2000 update: Northstar, the Sub-Advisers, Administrator and other service providers are taking steps to address any year 2000-related computer problems. However, as with all companies that rely on computer systems to process date-related information, there is some risk that these problems could disrupt the fund's operations and/or the financial markets generally. There is also the risk that a fund's performance may be adversely affected if the value of its portfolio holdings decreases due to year 2000-related computer problems.
--------------------------------------------------------------------------------

This prospectus is designed to help you make informed decisions about your investments. In order to make it easy for you to find what you're looking for, we have divided the Northstar family of funds into three categories:


GROWTH FUNDS

      Our Growth Funds focus on long-term growth by investing primarily in equities.

      They will suit you if you:


      o     are investing for the long-term - at least several years

      o     are willing to accept higher risk in exchange for long-term growth.

INCOME AND GROWTH FUNDS


      Our Income and Growth Fund seeks income and growth of capital.

      It will suit you if you:

      o     want both regular income and capital appreciation


      o are looking for greater growth potential than that offered by the Income Funds, but don't feel comfortable with the level of risk associated with the Growth Funds.


INCOME FUNDS

      Northstar offers both aggressive and conservative Income Funds. Both offer regular income, but some take higher risks to attain higher returns.

      They will suit you if you:

      o     want a regular stream of income


      o     want greater growth potential than a money market fund


      o     are willing to accept more risk than a money market fund.

NORTHSTAR                                                      Portfolio manager
SPECIAL                                                             Mary Lisanti
FUND

--------------------------------------------------------------------------------

OBJECTIVE        [GRAPHIC OMITTED]

This fund seeks capital appreciation by investing primarily in a diversified portfolio of domestic equity securities on the basis of their potential for growth.

INVESTMENT STRATEGY           [GRAPHIC OMITTED]


The fund invests primarily in the common stock of smaller, lesser-known U.S. companies that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The portfolio manager uses a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.


In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST          [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                         Class A    Class B   Class C    Class T
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price) %    4.75       none      none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                    %   none(1)     5.00(2)   1.00(2)  4.00(2)
--------------------------------------------------------------------------------


Operating expenses paid each year by the fund
(as a % of average net assets)


                                         Class A    Class B   Class C    Class T
--------------------------------------------------------------------------------
Management fee                         %   0.75       0.75      0.75      0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees  %   0.30       1.00      1.00      0.95
--------------------------------------------------------------------------------
Other expenses                         %   0.42       0.43      0.47      0.40
--------------------------------------------------------------------------------
Total fund operating expenses          %   1.47       2.18      2.22      2.10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                         Year 1     Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 617       918     1,240     2,149
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 721       982     1,369     2,321(3)
if you don't sell your shares             $ 221       682     1,169     2,321(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 325       694     1,190     2,554
if you don't sell your shares             $ 225       694     1,190     2,554
--------------------------------------------------------------------------------
Class T
if you sell your shares                   $ 613       858     1,129     2,258(4)
if you don't sell your shares             $ 213       658     1,129     2,258(4)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(4) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



2  Northstar Special Fund

                                                                       NORTHSTAR
                                                                         SPECIAL
                                                                            FUND

--------------------------------------------------------------------------------

RISKS         [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of small and mid-sized companies, this fund's performance may go up or down rapidly depending on market conditions.


The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund trades securities actively. This may generate taxable capital gains, and generally increases trading costs, which can lower performance.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED         [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the Russell 2000 Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


   [The following table was depicted as a bar chart in the printed material.]

                              1990       -8.83
                              1991       57.27
                              1992       14.54
                              1993       20.16
                              1994       -4.86
                              1995       11.34
                              1996       17.47
                              1997       14.29
                              1998        6.94

Best and worst quarterly performance during this period:


4th quarter 1998:  up 28.63%

3rd quarter 1998:  down 24.18%

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                        Russell
                                                                         2000
                                  Class A   Class B   Class C  Class T  Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998             %    7.59      6.84      6.81      6.94    -2.54
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998             %     N/A       N/A       N/A      8.75    11.87
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998             %     N/A       N/A       N/A     13.88    12.92
--------------------------------------------------------------------------------
Since inception(3)            %   14.81     14.02     14.00     10.20    11.33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Russell 2000 Index measures the performance of securities of small companies. The since inception return for the Index is for the Class T time period.

(3) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                                       Northstar Special Fund  3

NORTHSTAR                                                      Portfolio manager
MID-CAP                                                        Mary Lisanti
GROWTH FUND                                                    Jeffrey Bernstein

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]


This fund seeks long-term capital appreciation by investing in a diversified portfolio of equity securities.


INVESTMENT STRATEGY           [GRAPHIC OMITTED]


The fund invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. Mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 changes.

The portfolio manager uses a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.


In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST        [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                               Class A      Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)     %      4.75        none       none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                        %     none(1)     5.00(2)     1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                              Class A       Class B      Class C
--------------------------------------------------------------------------------
Management fee(3)                        %      1.00         1.00         1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees    %      0.30         1.00         1.00
--------------------------------------------------------------------------------
Other expenses(3)                        %      1.12         1.27         1.22
--------------------------------------------------------------------------------
Total fund operating expenses(3)         %      2.42         3.27         3.22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) The adviser and administrator have agreed to waive or reimburse fees. These figures are before the adviser reimbursed certain expenses. After reimbursement other expenses would have been 0.50% for Class A, Class B and Class C; and total fund operating expenses would have been 1.80% for Class A, and 2.50% for Class B and Class C.


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the estimated level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                      Year 1     Year 3      Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 708     1,194     1,704     3,100
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 830     1,307     1,907     3,369(4)
if you don't sell your shares             $ 330     1,007     1,707     3,369(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 425       992     1,683     3,522
if you don't sell your shares             $ 325       992     1,683     3,522
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



4  Northstar Mid-Cap Growth Fund

                                                                       NORTHSTAR
                                                                         MID-CAP
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of small and mid-sized companies, this fund's performance may go up or down rapidly depending on market conditions.


The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund trades securities actively. This may generate taxable capital gains, and generally increases trading costs, which can lower performance.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


This fund does not have a performance history because it was formed on August 20, 1998.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                                Northstar Mid-Cap Growth Fund  5

NORTHSTAR                                                      Portfolio manager
GROWTH                                                         Mary Lisanti
FUND


--------------------------------------------------------------------------------


OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks long-term growth of capital by investing primarily in domestic common stocks.

INVESTMENT STRATEGY      [GRAPHIC OMITTED]

The fund invests primarily in U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation.

The portfolio manager uses a disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottoms up approach) to guide stock selection and portfolio structure.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.


--------------------------------------------------------------------------------


WHAT YOU PAY TO INVEST        [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly

                                         Class A   Class B   Class C    Class T
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)  %   4.75     none      none       none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                     %  none(1)  5.00(2)   1.00(2)    4.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.

Operating expenses paid each year by the fund
(as a % of average net assets)

                                           Class A   Class B   Class C   Class T
--------------------------------------------------------------------------------
Management fee                         %     0.75      0.75      0.75     0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees  %     0.30      1.00      1.00     0.95
--------------------------------------------------------------------------------
Other expenses                         %     0.32      0.38      0.38     0.35
--------------------------------------------------------------------------------
Total fund operating expenses          %     1.37      2.13      2.13     2.05
--------------------------------------------------------------------------------

Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 608       888     1,189     2,043
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 716       967     1,344     2,266(3)
if you don't sell your shares             $ 216       667     1,144     2,266(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 316       667     1,144     2,462
if you don't sell your shares               216       667     1,144     2,462
--------------------------------------------------------------------------------
Class T
if you sell your shares                   $ 608       843     1,103     2,203(4)
if you don't sell your shares               208       643     1,103     2,203(4)
--------------------------------------------------------------------------------
Class I
if you sell your shares                   $ 102       318       552     1,225
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(4) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



6  Northstar Growth Fund

                                                                       NORTHSTAR
                                                                          GROWTH
                                                                            FUND

--------------------------------------------------------------------------------

RISKS          [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of small and mid-sized companies, this fund's performance may go up or down rapidly depending on market conditions.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund trades securities actively. This may generate taxable capital gains, and generally increases trading costs, which can lower performance.


--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED         [GRAPHIC OMITTED]

The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the S&P 500 Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


   [The following table was depicted as a bar chart in the printed material.]


                              1989       24.25
                              1990       -5.24
                              1991       38.10
                              1992        8.05
                              1993       10.36
                              1994       -7.66
                              1995       24.40
                              1996       19.90
                              1997       22.94
                              1998       22.78

Best and worst quarterly performance during this period:

4th quarter 1998:  up 31.14%

4th quarter 1987:  down 21.57%

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                          S&P
                                                                          500
                                   Class A   Class B  Class C  Class T  Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998            %       23.61    22.69    22.90    22.79    28,57
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998            %         N/A      N/A      N/A    15.76    24.05
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998            %         N/A      N/A      N/A    14.96    19.19
--------------------------------------------------------------------------------
Since inception(3)           %       22.27    21.50    21.50    13.50    17.90
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The S&P 500 Index measures the performance of securities of large companies. The since inception return for the Index is for the Class T time period.

(3) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                                        Northstar Growth Fund  7

NORTHSTAR                                                      Portfolio manager
GROWTH +                                                       Louis Navellier
VALUE FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks capital appreciation by investing in a diversified portfolio of equity securities.

INVESTMENT STRATEGY      [GRAPHIC OMITTED]


The fund invests primarily in companies the portfolio manager identifies as either growth or value companies through quantitative analysis.

Growth companies have above average earnings or sales growth and higher price to earnings ratios. Value companies are temporarily undervalued or out of favor, and tend to have lower price to book ratios relative to price and higher returns on equity. The percentage of fund assets allocated to the two different kinds of companies varies depending on the portfolio manager's assessment of economic conditions and investment opportunities.

Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. The fund also holds preferred stocks and convertible securities.


In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST        [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                                Class A      Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)   %         4.75        none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                      %        none(1)     5.00(2)     1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.




Operating expenses paid each year by the fund
(as a % of average net assets)


                                                Class A   Class B    Class C
--------------------------------------------------------------------------------
Management fee                          %         1.00      1.00       1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   %         0.30      1.00       1.00
--------------------------------------------------------------------------------
Other expenses                          %         0.42      0.45       0.46
--------------------------------------------------------------------------------
Total fund operating expenses           %         1.72      2.45       2.46
--------------------------------------------------------------------------------


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                             Year 1  Year 3  Year 5     Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                      $ 642     991   1,364      2,409
--------------------------------------------------------------------------------
Class B
if you sell your shares                      $ 748   1,064   1,506      2,603(3)
if you don't sell your shares                 $248     764   1,306      2,603(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                      $ 349     767   1,311      2,796
if you don't sell your shares                $ 249     767   1,311      2,796
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



8  Northstar Growth + Value Fund

                                                                       NORTHSTAR
                                                                        GROWTH +
                                                                      VALUE FUND

--------------------------------------------------------------------------------

Risks     [GRAPHIC OMITTED]


All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.

Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities, this fund's performance may go up or down rapidly depending on market conditions.


This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.

Although the manager invests in value companies to decrease volatility, these investments may also lower the fund's performance.

The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Russell 2000 Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


   [The following table was depicted as a bar chart in the printed material.]


                              1997       18.10
                              1998       17.72

Best and worst quarterly performance during this period:

4th quarter 1998: up 29.15%

3rd quarter 1998: down 16.34%

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.


Average annual total return


                                                                        Russell
                                                                         2000
                                      Class A    Class B    Class C    Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                 %    17.72      16.77      16.68      (2.54)
--------------------------------------------------------------------------------
Since inception(3)                %    15.26      14.45      14.41       9.99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3)   The fund commenced operations on November 18, 1996.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                                Northstar Growth + Value Fund  9

NORTHSTAR                                                     Portfolio managers
INTERNATIONAL                                                 Charles Brandes
VALUE FUND                                                    Jeff Busby

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]


This fund seeks long-term capital appreciation.


INVESTMENT STRATEGY      [GRAPHIC OMITTED]


The fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

The fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.


Under normal circumstances, the fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., located in Western Europe, North and South America, Australia, Asia and other regions. The fund may invest up to the greater of:

o     20% of its assets in any one country or industry, or,


o 150% of the weighting of the country or industry in the MSCI EAFE Index, as long as the fund meets any industry concentration or diversification requirements under the Investment Company Act.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST   [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                                Class A      Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)     %       4.75        none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                        %      none(1)     5.00(2)     1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                              Class A       Class B      Class C
--------------------------------------------------------------------------------
Management fee                          %       1.00          1.00        1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   %       0.30          1.00        1.00
--------------------------------------------------------------------------------
Other expenses                          %       0.44          0.47        0.47
--------------------------------------------------------------------------------
Total fund operating expenses           %       1.74          2.47        2.47
--------------------------------------------------------------------------------


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 643       997     1,374     2,429
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 750     1,070     1,516     2,623(3)
if you don't sell your shares             $ 250       770     1,316     2,623(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 350       770     1,316     2,806
if you don't sell your shares             $ 250       770     1,316     2,806
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



10  Northstar International Value Fund

                                                                       NORTHSTAR
                                                                   INTERNATIONAL
                                                                      VALUE FUND

--------------------------------------------------------------------------------

RISKS       [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities of foreign companies, this fund offers international diversification, but its performance may also go up or down rapidly depending on global or foreign market conditions.

Foreign investments can also be affected by:


o     adverse political, social or economic developments in foreign countries

o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets


o     inadequate or inaccurate information about foreign companies


o accounting, auditing and/or financial reporting standards that are different from those in the United States.


The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.

The fund does not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.


--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the MSCI EAFE Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


   [The following table was depicted as a bar chart in the printed material.]


                              1996       15.23
                              1997       17.86
                              1998       13.46





Best and worst quarterly performance during this period:

4th quarter 1998: up 18.81%

3rd quarter 1998: down 14.73%

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                         MSCI
                                                                         EAFE
                                       Class A    Class B    Class C    Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                  %    13.46      12.73      12.76      20.00
--------------------------------------------------------------------------------
Since inception(3)                 %    15.39      14.18      14.70      11.24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Morgan Stanley Capital International European Australasian Far East (MSCI EAFE) Index measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The since inception return for the Index is for the Class A time period.

(3) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                          Northstar International Value Fund  11

NORTHSTAR                                                     Portfolio managers
EMERGING                                                      Charles Brandes
MARKETS                                                       Ian Sunder
VALUE FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks long-term capital appreciation.

INVESTMENT STRATEGY      [GRAPHIC OMITTED]

The fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

The fund holds primarily common stocks, preferred stocks, American, European and Global depositary receipts, shares of closed-end investment companies, as well as convertible securities.


Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The fund may invest up to the greater of:

o     20% of its assets in any one country or industry, or,


o 150% of the weighting of the country or industry in the MSCI EMF Index, as long as the fund meets any industry concentration or diversification requirements under the Investment Company Act.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST   [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)      %      4.75       none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                         %     none(1)    5.00(2)     1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                                 Class A   Class B    Class C
--------------------------------------------------------------------------------
Management fee                          %          1.00      1.00       1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   %          0.30      1.00       1.00
--------------------------------------------------------------------------------
Other expenses                          %          2.58      2.74       2.87
--------------------------------------------------------------------------------
Total fund operating expenses           %          3.88      4.74       4.87
--------------------------------------------------------------------------------


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                          Year 1   Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                 $   847     1,602     2,375     4,384
--------------------------------------------------------------------------------
Class B
if you sell your shares                 $   975     1,728     2,585     4,626(3)
if you don't sell your shares           $   475     1,428     2,385     4,626(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                 $   587     1,464     2,443     4,902
if you don't sell your shares           $   487     1,464     2,443     4,902
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



12  Northstar Emerging Markets Value Fund

                                                                       NORTHSTAR
                                                                        EMERGING
                                                                         MARKETS
                                                                      VALUE FUND

--------------------------------------------------------------------------------

RISKS     [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in foreign companies in emerging markets, this fund's performance may go up or down quite rapidly depending on market conditions.


Foreign investments can also be affected by the following:


o     adverse political, social or economic developments in foreign countries


o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets

o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:


o developing countries have less-mature economic structures and political systems than those in developed countries

o developing countries may have high inflation and rapidly changing interest and currency exchange rates.


The fund's investments in smaller companies may be subject to more abrupt or erratic movements in price because:

o     the securities of smaller companies are traded in lower volume

o smaller companies are more likely to experience changes in earnings and growth prospects than the securities of larger, more established companies

o the value of the securities depends on the success of products or technologies that are in a relatively early stage of development and that may not have been tested.


The fund does not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.


--------------------------------------------------------------------------------

How the fund has performed    [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied since inception, while the table below compares the fund's performance with the MSCI EMF Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


   [The following table was depicted as a bar chart in the printed material.]


                               1998     -22.58

Best and worst quarterly performance during this period:

4th quarter 1998: up 16.95%

2nd quarter 1998: down 24.79%

--------------------------------------------------------------------------------
(1) These figures are as of December 31, 1998. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                          MSCI
                                                                          EMF
                                      Class A    Class B     Class C    Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998(3)             %     -22.58     -23.09     -23.26     -25.34

--------------------------------------------------------------------------------
(2) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index measures the performance of securities listed on exchanges in developing nations throughout the world.

(3)   The fund commenced operations on January 1, 1998.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                      Northstar Emerging Markets Values Fund  13

NORTHSTAR                                                     Portfolio managers
RESEARCH ENHANCED INDEX                                       Timothy Devlin
FUND                                                          James Wiess

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

The fund seeks capital appreciation.

INVESTMENT STRATEGY      [GRAPHIC OMITTED]


The fund invests primarily in companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the fund. Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the fund's assets are invested so that the fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500.


By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Under normal market conditions, the fund invests at least 80% of its total assets in common stocks included in the S&P 500. It may also invest in other common stocks not included in the S&P 500. The fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 options).

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST   [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                               Class A    Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)  %        4.75       none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                     %       none(1)    5.00(2)      1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                                     Class A   Class B  Class C
--------------------------------------------------------------------------------
Management fee                             %           0.70     0.70     0.70
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      %           0.30     1.00     1.00
--------------------------------------------------------------------------------
Other expenses                             %           0.25     0.25     0.25
--------------------------------------------------------------------------------
Total fund operating expenses              %           1.25     1.95     1.95
--------------------------------------------------------------------------------


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the estimated level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                          Year 1     Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 596       853     1,129     1,915
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 698       912     1,252     2,091(3)
if you don't sell your shares             $ 198       612     1,052     2,091(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 298       612     1,052     2,275
if you don't sell your shares             $ 198       612     1,052     2,275
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


--------------------------------------------------------------------------------


14  Northstar Research Enhanced Index Fund

                                                                       NORTHSTAR
                                                         RESEARCH ENHANCED INDEX
                                                                            FUND

--------------------------------------------------------------------------------

RISKS     [GRAPHIC OMITTED]

All mutual funds involve risk -- some more than others -- and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities, this fund's performance may go up or down rapidly depending on market conditions.

The portfolio managers try to remain fully invested in companies included in the S&P 500, and generally do not change this strategy even temporarily, which could make the fund more susceptible to poor market conditions. In addition, the portfolio managers' use of derivative instruments may not be successful, and may lower fund performance, prevent the fund from earning higher returns or increase the fund's volatility.


--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


This fund does not have a performance history because it was formed on December 30, 1998.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                      Northstar Research Enhanced Index Fund  15

NORTHSTAR                                         Portfolio manager
INCOME AND                                        This fund is managed by a team
GROWTH FUND                                       of portfolio managers

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks current income balanced with capital appreciation primarily by investing in dividend paying equity securities, convertible securities, and investment grade debt securities.

INVESTMENT STRATEGY      [GRAPHIC OMITTED]

The fund invests in a mix of equity and investment grade debt securities designed to provide both current income and long-term growth of capital.

Under normal market conditions, the fund invests at least 65% of its total assets in income-producing securities. It generally holds no more than 30% of its assets in convertible securities.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST   [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                               Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)  %         4.75        none       none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                     %        none(1)     5.00(2)    1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                                 Class A    Class B     Class C
--------------------------------------------------------------------------------
Management fee(3)                       %          0.75       0.75       0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   %          0.30       1.00       1.00
--------------------------------------------------------------------------------
Other expenses                          %          0.35       0.37       0.34
--------------------------------------------------------------------------------
Total fund operating expenses           %          1.40       2.12       2.09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) This is the maximum management fee. The actual fee charged reduces with asset size: 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million and 0.55% on assets over $1 billion.


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                          Year 1    Year 3   Year 5     Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 611       897     1,204     2,075
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 715       964     1,339     2,266(4)
if you don't sell your shares             $ 215       664     1,139     2,266(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 312       655     1,124     2,421
if you don't sell your shares             $ 212       655     1,124     2,421
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



16  Northstar Income and Growth Fund

                                                                       NORTHSTAR
                                                                      INCOME AND
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

RISKS     [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in equities, this fund's performance may go up or down rapidly depending on market conditions.

The fund also invests in debt securities, which means its performance will also be affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities - particularly those with longer durations - will go down. In addition, convertible securities may reduce performance and increase volatility if the issuers stop making interest and principal payments.

Although the fund's investment team invests in a mix of equity and debt securities, the mix the team chooses may also lower the fund's performance. This fund's performance will also be affected if the equity and debt markets don't move as forecasted.


--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Lipper Balanced Fund Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important but it's no guarantee of how it will perform in the future.


Year by year total return (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1994       -3.56
                              1995       21.33
                              1996       15.23
                              1997       15.56
                              1998        5.76



Best and worst quarterly performance during this period:

4th quarter 1998: up 12.28%

3rd quarter 1998: down 9.21%

--------------------------------------------------------------------------------

(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                         Lipper
                                                                        Balanced
                                                                         Fund
                                        Class A    Class B   Class C    Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                   %     5.76       4.97      5.00      15.09
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                   %    10.50        N/A       N/A      13.87
--------------------------------------------------------------------------------
Since inception(3)                  %    10.81       9.22     10.05      13.45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Lipper Balanced Fund Index measures the performance of balanced funds (funds that seek current income balanced with capital appreciation). The since inception return for the Index is for the Class A time period.

(3) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                              Northstar Income + Growth Fund  17

NORTHSTAR                                                      Portfolio manager
GOVERNMENT                                                     James Mahnke
SECURITIES
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]


This fund seeks high current income and conservation of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.


INVESTMENT STRATEGY      [GRAPHIC OMITTED]


Depending on interest rates and market opportunities, the portfolio manager selects U.S. government securities that generally have short and intermediate terms to maturity. The average duration of the fund will generally be three to four years.

Under normal conditions, the fund holds at least 65% of its total assets in securities supported by the full faith and credit of the U.S. government. No more than 20% of its assets may be in securities issued by a single instrumentality or agency not supported by the full faith and credit of the U.S. government. It may also invest in mortgage-backed, zero coupon and other securities, including derivatives.


In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST        [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                            Class A   Class B  Class C  Class T
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)   %    4.75       none     none     none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                      %   none(1)    5.00(2)  1.00(2)  4.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                             Class A  Class B  Class C  Class T
--------------------------------------------------------------------------------
Management fee(3)                      %       0.65     0.65    0.65    0.65
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees  %       0.30     1.00    1.00    0.65(4)
--------------------------------------------------------------------------------
Other expenses                         %       0.37     0.40    0.40    0.40
--------------------------------------------------------------------------------
Total fund operating expenses(3)       %       1.32     2.05    2.05    1.70
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) These figures are before a management fee waiver of 0.15% effective June 2, 1997. After the waiver, the management fee would be 0.50% and the total fund operating expenses would be 1.17% for Class A, 1.90% for Class B, 1.90% for Class C and 1.55% for Class T.

(4)   The Class T 12b-1 plan provides for payment up to 0.95%.


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                          Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 603       873     1,164     1,990
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 708       943     1,303     2,190(5)
if you don't sell your shares             $ 208       643     1,103     2,190(5)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 308       643     1,103     2,379
if you don't sell your shares             $ 208       643     1,103     2,379
--------------------------------------------------------------------------------
Class T
if you sell your shares                   $ 573       736       923     1,907(6)
if you don't sell your shares             $ 173       536       923     1,907(6)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(6) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



18  Northstar Government Securities Fund

                                                                       NORTHSTAR
                                                                      GOVERNMENT
                                                                      SECURITIES
                                                                            FUND

--------------------------------------------------------------------------------

RISKS    [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in government securities, this fund's performance may go up or down depending on market conditions.


The fund's performance is significantly affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities particularly those with longer durations - will go down. The value of the fund's mortgage-backed investments - and the fund's yield - could be reduced if the underlying mortgage-holders pay off their mortgages earlier than expected.

This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and projected changes in interest rates. In addition, the portfolio manager's use of derivative instruments may not be successful, and may lower fund performance or prevent the fund from earning higher returns. Some holdings, such as zero coupon bonds, may be more volatile and adversely affect the value of the fund's shares.


Shares of this fund are not insured or guaranteed by the U.S. government or its agencies or instrumentalities.


--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the Lehman Intermediate U.S. government Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.


Year by year total return (%)(1)

   [The following table was depicted as a bar chart in the printed material.]

                              1989       11.73
                              1990        8.57
                              1991       14.73
                              1992        9.77
                              1993       18.48
                              1994       -9.82
                              1995       22.90
                              1996        0.32
                              1997        7.38
                              1998        4.84

Best and worst quarterly performance during this period:


4th quarter 1995: up 8.54%

1st quarter 1994: down 8.47%

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                       Lehman
                                                                    Intermediate
                                                                        U.S.
                                                                      Government
                                   Class A  Class B  Class C  Class T  Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998             %      5.27     4.49     4.35     4.84     8.49
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998             %       N/A      N/A      N/A     4.59     6.45
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998             %       N/A      N/A      N/A     8.52     8.34
--------------------------------------------------------------------------------
Since inception(3)            %      6.54     5.84     5.78     7.06     8.17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Lehman Brothers Intermediate U.S. government Index measures the performance of U.S. Treasury bonds and U.S. government agency bonds. The since inception return for the Index is for the Class T time period.

(3) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                         Northstar Government Securiies Fund  19

NORTHSTAR                                                      Portfolio manager
HIGH YIELD                                                     Jeffrey Aurigemma
FUND

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks high current income by investing primarily in long-term and intermediate- term fixed income securities, with emphasis on high-yield, lower-rated corporate debt instruments of domestic and foreign issuers.

INVESTMENT STRATEGY      [GRAPHIC OMITTED]

The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yield bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but that Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST   [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                            Class A   Class B  Class C   Class T
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)   %     4.75      none     none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                      %    none(1)   5.00(2)  1.00(2)  4.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                            Class A  Class B  Class C  Class T
--------------------------------------------------------------------------------
Management fee                           %    0.60     0.60     0.60     0.60
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees    %    0.30     1.00     1.00     0.65(3)
--------------------------------------------------------------------------------
Other expenses                           %    0.36     0.37     0.38     0.35
--------------------------------------------------------------------------------
Total fund operating expenses            %    1.26     1.97     1.98     1.60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3)   The Class T 12b-1 Plan provides for payments up to 0.95%.


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                          Year 1    Year 3   Year 5     Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                   $ 597       856     1,134     1,925
--------------------------------------------------------------------------------
Class B
if you sell your shares                   $ 700       918     1,262     2,094(4)
if you don't sell your shares             $ 200       618     1,062     2,094(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares                   $ 301       621     1,068     2,306
if you don't sell your shares             $ 201       621     1,068     2,306
--------------------------------------------------------------------------------
Class T
if you sell your shares                   $ 563       705       871     1,792(5)
if you don't sell your shares             $ 163       505       871     1,792(5)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



20  Northstar High Yield Fund

                                                                       NORTHSTAR
                                                                      HIGH YIELD
                                                                            FUND

--------------------------------------------------------------------------------

RISKS     [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in high yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates or adverse market or economic developments. When interest rates increase, the value of the fund's debt securities particularly those with longer durations - will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates. There is also a higher risk that the company issuing the security may not be able to meet its financial obligations, or that there won't be a market to sell the security at a reasonable price.

This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.


Foreign investments can also be affected by the following:


o     adverse political, social or economic developments in foreign countries


o     unfavorable currency exchange rates


o     a lack of liquidity in foreign markets


o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those in developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]

The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

   [The following table was depicted as a bar chart in the printed material]

                              1990      (14.59)
                              1991       46.49
                              1992       27.58
                              1993       18.89
                              1994       (2.18)
                              1995       13.71
                              1996       14.49
                              1997       10.87
                              1998        1.79

Best and worst quarterly performance during this period:

1st quarter 1991: up 16.09%

3rd quarter 1990: down 11.71%

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                       Lehman
                                                                      High Yield
                                                                        Bond
                                   Class A  Class B  Class C  Class T  Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                 %  2.25     1.28     1.39     1.79     1.87
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                 %   N/A      N/A      N/A     7.52     8.57
--------------------------------------------------------------------------------
Since inception(3)                %  8.92     8.12     8.15     9.97    10.62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio. The since inception return for the Index is for the Class T time period.

(3) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on May 30, 1989.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                                   Northstar High Yield Fund  21

NORTHSTAR                                                     Portfolio managers
HIGH TOTAL                                                    Thomas Ole Dial
RETURN FUND II                                                Jeffrey Aurigemma

--------------------------------------------------------------------------------

OBJECTIVE   [GRAPHIC OMITTED]

This fund seeks high income and capital appreciation.

INVESTMENT STRATEGY   [GRAPHIC OMITTED]

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities.

The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST   [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                             Class A   Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)  %       4.75      none       none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                     %      none(1)   5.00(2)    1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                                Class A    Class B   Class C
--------------------------------------------------------------------------------
Management fee                         %          0.75       0.75     0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees  %          0.30       1.00     1.00
--------------------------------------------------------------------------------
Other expenses                         %          0.40       0.44     0.43
--------------------------------------------------------------------------------
Total fund operating expenses          %          1.45       2.19     2.18
--------------------------------------------------------------------------------


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                       Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                $ 616       912     1,230     2,128
--------------------------------------------------------------------------------
Class B
if you sell your shares                $ 722       985     1,375     2,334(3)
if you don't sell your shares          $ 222       685     1,175     2,334(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares                $ 321       682     1,169     2,513
if you don't sell your shares          $ 221       682     1,169     2,513
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



22  Northstar High Total Return Fund II

                                                                       NORTHSTAR
                                                                      HIGH TOTAL
                                                                  RETURN FUND II

--------------------------------------------------------------------------------

RISKS     [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in high-yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities - particularly those with longer durations - will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates, and there is a higher risk that the company that issued the security may not be able to meet its financial obligations, or that there won't a market to sell the security at a reasonable price.

This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.


Foreign investments can also be affected by the following:


o     adverse political, social or economic developments in foreign countries


o     unfavorable currency exchange rates


o     a lack of liquidity in foreign markets


o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those in developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


   [The following table was depicted as a bar chart in the printed material.]


                               1998       -2.93

Best and worst quarterly performance during this period:

2nd quarter 1997: up 8.89%

3rd quarter 1998: down 8.44%

--------------------------------------------------------------------------------
(1) These figures are as of December 31, 1998. They do not reflect sales charges and would be lower if they did.


Average annual total return


                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                                         Class A   Class B    Class C  Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                  %      -2.93     -3.63     -3.61     1.87
--------------------------------------------------------------------------------
Since inception(3)                 %       7.89      7.12      7.24     6.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio.

(3)   The fund commenced operations on January 31, 1997.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                                   Northstar High Total Fund  23

NORTHSTAR                                                     Portfolio managers
HIGH TOTAL                                                    Thomas Ole Dial
RETURN FUND                                                   Jeffrey Aurigemma

--------------------------------------------------------------------------------

OBJECTIVE      [GRAPHIC OMITTED]

This fund seeks high income and capital appreciation.

INVESTMENT STRATEGY      [GRAPHIC OMITTED]

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities.

The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST    [GRAPHIC OMITTED]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly


                                               Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price)    %       4.75         none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                       %      none(1)      5.00(2)     1.00(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 36 for details.

(2)   This charge decreases over time. Please see page 36 for details.


Operating expenses paid each year by the fund
(as a % of average net assets)


                                                     Class A  Class B   Class C
--------------------------------------------------------------------------------
Management fee(3)                       %              0.69     0.69     0.69
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   %              0.30     1.00     1.00
--------------------------------------------------------------------------------
Other expenses                          %              0.31     0.33     0.34
--------------------------------------------------------------------------------
Total fund operating expenses           %              1.30     2.02     2.03
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) The management fee charged reduces with asset size: 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% on assets over $1 billion.


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example - actual expenses and performance may vary.


                                       Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A
if you sell your shares                $ 601       868     1,154     1,968
--------------------------------------------------------------------------------
Class B
if you sell your shares                $ 705       934     1,288     2,160(4)
if you don't sell your shares          $ 205       634     1,088     2,160(4)
--------------------------------------------------------------------------------
Class C
if you sell your shares                $ 306       637     1,093     2,358
if you don't sell your shares          $ 206       637     1,093     2,358
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



24  Northstar High Total Return Fund

                                                                       NORTHSTAR
                                                                      HIGH TOTAL
                                                                     RETURN FUND

--------------------------------------------------------------------------------

RISKS     [GRAPHIC OMITTED]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. Because it invests in high-yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities - particularly those with longer durations - will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates, and there is a higher risk that the company that issued the security may not be able to meet its financial obligations, or that there won't a market to sell the security at a reasonable price.

This fund's performance will also be affected if the portfolio managers make an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.


Foreign investments can also be affected by the following:


o     adverse political, social or economic developments in foreign countries


o     unfavorable currency exchange rates

o     a lack of liquidity in foreign markets

o     inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED    [GRAPHIC OMITTED]


The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


   [The following table was depicted as a bar chart in the printed material.]


                              1994       -8.57
                              1995       21.17
                              1996       15.70
                              1997       11.44
                              1998       -7.96

Best and worst quarterly performance during this period:

3rd quarter 1997: up 7.40%

3rd quarter 1998: down 13.76%

--------------------------------------------------------------------------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Average annual total return

                                                                       Lehman
                                                                      High Yield
                                                                        Bond
                                       Class A   Class B    Class C    Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                 %     -7.96     -8.63      -8.55       1.87
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                 %      5.63       N/A        N/A       8.57
--------------------------------------------------------------------------------
Since inception(3)                %      6.03      4.31       4.90       8.65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio. The since inception return for the Index is for the Class A time period.

(3) Class A commenced operations on November 8, 1993. Classes B and C commenced operations on February 9, 1994 and March 21, 1994, respectively.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.


                                            Northstar High Total Return Fund  25

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

Jeffrey Aurigemma

Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997 and has co-managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since March 1998. He joined Northstar in October 1993.


Mr. Aurigemma has over nine years of experience in the management of high-yield fixed-income investments. From October 1993 through May 1997 he was a Senior Credit Analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst - Fixed Income for National Securities & Research Corporation.


Jeffrey Bernstein


Jeffrey Bernstein has co-managed the Northstar Mid-Cap Growth Fund since the fund was formed in August 1998. He joined Northstar in May 1998.


Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Northstar, Mr. Bernstein was a Portfolio Manager at Strong Capital Management where he co-managed the Strong Mid Cap Fund. From November 1995 to February 1997, . Bernstein was a Portfolio Manager with Berkeley Capital. From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen & Co.

Charles Brandes


Charles Brandes has co-managed the Northstar International Value Fund and the Northstar Emerging Markets Value Fund since the funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes Investment Partners, L.P. in 1974 and owns a controlling interest in it. At Brandes Investment Partners, L.P., he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Charles Brandes and Jeff Busby structure the portfolio of the Northstar International Value Fund from a buy list determined by an investment committee of Brandes..


Jeff Busby


Jeff Busby has co-managed of the Northstar International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.


Timothy Devlin


Timothy Devlin has co-managed the Northstar Research Enhanced Index Fund since the fund was formed in December 1998. At J.P. Morgan Investment Management Inc., he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan Investment Management Inc. in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.


Thomas Ole Dial


Thomas Ole Dial has co-managed the Northstar High Total Return Fund II since March 1998, has managed the Northstar Balance Sheet Opportunities Fund since May 1997 and has managed the Northstar High Total Return Fund since the fund was formed in November 1993. Mr. Dial, who has over 12 years of investment management experience, joined Northstar in October 1993.


Before joining Northstar, Mr. Dial was Executive Vice President, Chief Investment Officer - Fixed Income of National Securities & Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

Mary Lisanti


Mary Lisanti has managed the Northstar Special Fund since July 1998, has co-managed the Northstar Mid-Cap Growth Fund since the fund was formed in August 1998 and has managed the Northstar Growth Fund since August 1998. She joined Northstar in May 1998.

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Northstar, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Institutional Investor Emerging Growth Stock Analyst in 1989. She is a Chartered Financial Analyst, and a member of the New York Society of Security Analysts and the Financial Analyst Federation.


James Mahnke

Jim Mahnke has managed the Northstar Government Securities Fund since May 1998.

Mr. Mahnke has over 14 years of investment management experience. At ReliaStar Investment Research, an affiliate of Northstar, he serves as a Senior Vice President and Portfolio Manager. Prior to joining ReliaStar, Mr. Mahnke was a Vice President and Portfolio Manager of Alliance Capital Management.

Louis Navellier


Louis Navellier has managed the Northstar Growth + Value Fund since the fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the sole owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

Ian Sunder

Ian Sunder has co-managed the Northstar Emerging Markets Value Fund since the fund was formed in January 1998. Mr. Sunder has over nine years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Portfolio Manager. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Charles Brandes and Ian Sunder structure the portfolio of the Northstar Emerging Markets Value Fund from a buy list determined by an investment committee of Brandes.


James Wiess


James Wiess has co-managed the Northstar Research Enhanced Index Fund since the fund was formed in December 1998. At J.P. Morgan Investment Management Inc., he serves as a Portfolio Manager and Member of the Structured Equity Group with the responsibility of portfolio rebalancing and research and development of structured equities strategies.

Mr. Wiess has over 16 years of investment management experience. Before joining J.P. Morgan Investment Management Inc. in 1992, Mr. Wiess was a Stock Index Arbitrager for seven years at Oppenheimer & Co. and a Consultant for Data Resources. He is a Chartered Financial Analyst.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

INVESTMENT ADVISER      NORTHSTAR INVESTMENT MANAGEMENT CORPORATION


                        Northstar Investment Management Corporation (Northstar) provides advice and recommendations about investments made by all of the funds and oversees the investment management of the funds by the Sub-Advisers. Northstar is a registered investment adviser that currently manages over $4 billion in mutual funds and institutional accounts. Northstar's principal address is 300 First Stamford Place, Stamford, Connecticut 06902.

                        Northstar receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee is paid by each of the funds at the management fee rate noted for each fund beginning on page 2.


SUB-ADVISERS            BRANDES INVESTMENT PARTNERS, L.P.


                        A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Northstar International Value Fund and the Northstar Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $25 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

                        Brandes receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee for each fund is paid by Northstar and not by either of the funds, at a rate of 50% of the management fee that each of the funds pays Northstar.

                        J.P. MORGAN INVESTMENT MANAGEMENT INC.

                        A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Northstar Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $316 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

                        J.P. Morgan receives a monthly fee for its services based on the average daily net assets of the Northstar Research Enhanced Index Fund. The fee for the fund is paid by Northstar, and not by the fund, at a rate of 0.20%.


                        NAVELLIER FUND MANAGEMENT, INC.


                        A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Northstar Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $2 billion for institutions, pension funds and high net worth individuals. Navellier is wholly owned by Louis Navellier. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

                        Navellier receives a monthly fee for its services based on the average daily net assets of the Northstar Growth + Value Fund. The fee for the fund is paid by Northstar, and not by the fund, at a rate of 0.50%.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:


Brandes Investment Partners

The charts below show the average annual total returns for the Northstar International Value Fund. The fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust.


These figures reflect changes in the share prices and reinvestment of dividends and distributions, and are net of all fees and expenses. Included for comparison are performance figures of the MSCI EAFE Index, an unmanaged index of securities listed on exchanges in Europe, Australia and the Far East. It has been adjusted to reflect reinvestment of dividends. The results shown below may not be the same as the rate of return you receive on an investment in the fund, because returns depend on when you make your investment and on how your investment is taxed.


                                                     Northstar
                                                 International              MSCI
                                                         Value              EAFE
                                                      Fund (%)         Index (%)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                                        13.46             20.00
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                        15.50              9.00
--------------------------------------------------------------------------------
Total return since
March 6, 1995                                            15.39             11.24
--------------------------------------------------------------------------------


   [The following table was depicted as a line graph in the printed material.]

                               Northstar
                             International
                              Value Fund             MSCI EAFE Index

              1995               1.00                     1.00
                                 1.02                     1.06
                                 1.06                     1.07
                                 1.09                     1.11
              1996               1.12                     1.16
                                 1.13                     1.19
                                 1.18                     1.21
                                 1.19                     1.21
              1997               1.29                     1.23
                                 1.38                     1.21
                                 1.53                     1.37
                                 1.61                     1.36
              1998               1.52                     1.25
                                 1.78                     1.44
                                 1.71                     1.45
                                 1.45                     1.25
                                 1.73                     1.5

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:


Brandes Investment Partners

These figures demonstrate the historical track record of Brandes Investment Partners. The figures have been provided by Brandes Investment Partners and have not been verified or audited by Northstar. They do not indicate how the Northstar International Value Fund or Brandes Investment Partners will perform in the future.

The charts below show the past performance of Brandes Investment Partners in managing all accounts with investment objectives, strategies and restrictions substantially similar, but not necessarily identical, to those of the Northstar International Value Fund. The charts show average annual total returns for a composite of the actual performance of all international equity accounts managed by Brandes Investment Partners from July 1990 until the present.


The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the MSCI EAFE Index. The results shown below may not be the same as the rate of return of any particular account, because returns depend on when you make your investment and how your investment is taxed.


                                                                            MSCI
                                          Brandes International             EAFE
                                        Equity Composite (%)(a)        Index( %)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                                        14.76             20.00
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                        17.03              9.00
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                                        12.08              9.19
--------------------------------------------------------------------------------
Total return since
July 1, 1990                                             16.48              6.90
--------------------------------------------------------------------------------

(a) The annual returns presented (right) were calculated on a time-weighted and asset-weighted, total return basis, including reinvestments of all dividends, interest and income, realized and unrealized gain or losses and are net of applicable investment advisory fees, brokerage commissions and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. This total return method differs from the SEC method of calculating total return. The Brandes composite results include all actual, fee- paying, fully discretionary international equity accounts under management for at least one month beginning July 1, 1990 having substantially similar investment objectives, strategies and restrictions to those of the Northstar International Value Fund. The weighted-average management fee during the period from July 1, 1990 through December 31, 1997 was 0.91% per year. If the fund's expenses had been deducted, they would have reduced performance. Securities transactions are accounted for on the trade date and cash accounting is utilized. Cash and cash equivalents are included in performance results. Net annual returns for the composite for calendar year 1991 have been attested by an independent accounting firm. Starting with calendar year 1992 through calendar year 1997, the composite has been examined by a Big Five accounting firm in accordance with AIMR Level II verification standards. The examination for calendar year 1998 has not been completed as of the date of this prospectus. Copies of the reports of independent accountants and a complete list and description of Brandes' composites are available on request. Brandes has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPSTM). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.


   [The following table was depicted as a line graph in the printed material.]

                       Brandes International
                            Equity Composite       MSCI EAFE Index

               1990                     1.00                  1.00
                                        0.98                  0.79
               1991                     0.99                  0.87
                                        1.10                  0.94
                                        1.13                  0.88
                                        1.26                  0.96
               1992                     1.38                  0.98
                                        1.43                  0.86
                                        1.52                  0.88
                                        1.47                  0.89
               1993                     1.47                  0.86
                                        1.58                  0.96
                                        1.65                  1.06
                                        1.82                  1.13
               1994                     2.07                  1.14
                                        2.01                  1.18
                                        1.96                  1.24
                                        2.11                  1.24
               1995                     2.01                  1.23
                                        2.01                  1.25
                                        2.13                  1.26
                                        2.20                  1.31
               1996                     2.29                  1.36
                                        2.31                  1.40
                                        2.41                  1.42
                                        2.44                  1.42
               1997                     2.66                  1.45
                                        2.82                  1.42
                                        3.16                  1.61
                                        3.34                  1.60
               1998                     3.19                  1.47
                                        3.75                  1.69
                                        3.60                  1.71
                                        3.07                  1.46
                                        3.66                  1.76

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

J.P. Morgan Investment Management

These figures demonstrate the historical track record of J.P. Morgan Investment Management. The figures have been provided by J.P. Morgan Investment Management and have not been verified or audited by Northstar. They do not indicate how the Northstar Research Enhanced Index Fund or J.P. Morgan Investment Management will perform in the future.


The charts presented here show J.P. Morgan Investment Management's past performance in managing accounts with investment objectives, strategies and restrictions substantially similar but not necessarily identical, to those of the Northstar Research Enhanced Index Fund.

The charts show average annual total returns for a composite of the actual performance of all accounts managed by J.P. Morgan following its research enhanced equity strategy from December 1988 until the present.


The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the S&P 500 Index. The results shown here may not be the same as the rate of return of any particular account, because returns depend on when you make your investment and on how your investment is taxed.


                                                     J.P. Morgan
                                                      Investment
                                                      Management         S&P 500
                                                Composite (%)(a)       Index (%)
--------------------------------------------------------------------------------
1989                                                       30.43          31.64
--------------------------------------------------------------------------------
1990                                                       -2.28          -3.10
--------------------------------------------------------------------------------
1991                                                       29.95          30.41
--------------------------------------------------------------------------------
1992                                                       10.10           7.61
--------------------------------------------------------------------------------
1993                                                       10.60          10.06
--------------------------------------------------------------------------------
1994                                                        2.42           1.32
--------------------------------------------------------------------------------
1995                                                       38.58          37.54
--------------------------------------------------------------------------------
1996                                                       23.90          22.95
--------------------------------------------------------------------------------
1997                                                       34.17          33.35
--------------------------------------------------------------------------------
1998                                                       31.83          28.58
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                          29.89          28.23
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                                          25.48          24.06
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998                                          20.16          19.21
--------------------------------------------------------------------------------

(a) Results are net of fees and include reinvestment of earnings. This total return method differs from the SEC method of calculating total return. If the fund's expenses had been deducted, they would have reduced performance. J.P. Morgan has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPSTM). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.


   [The following table was depicted as a line graph in the printed material.]

                  J.P. Morgan Investment
                    Management Composite       S&P 500 Index

              1989                  1.00                1.00
                                    1.07                1.07
                                    1.16                1.17
                                    1.28                1.29
              1990                  1.30                1.32
                                    1.28                1.28
                                    1.36                1.36
                                    1.17                1.17
              1991                  1.27                1.28
                                    1.48                1.46
                                    1.48                1.46
                                    1.55                1.54
              1992                  1.66                1.66
                                    1.65                1.62
                                    1.69                1.65
                                    1.73                1.71
              1993                  1.82                1.79
                                    1.90                1.87
                                    1.91                1.88
                                    1.95                1.93
              1994                  2.02                1.97
                                    1.95                1.90
                                    1.97                1.91
                                    2.06                2.00
              1995                  2.07                2.00
                                    2.27                2.19
                                    2.49                2.40
                                    2.68                2.59
              1996                  2.86                2.75
                                    3.04                2.90
                                    3.16                3.03
                                    3.26                3.12
              1997                  3.55                3.38
                                    3.64                3.47
                                    4.30                4.08
                                    4.64                4.38
              1998                  4.76                4.51
                                    5.46                5.14
                                    5.70                5.31
                                    5.14                4.78
                                    6.27                5.80

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

Louis Navellier


The charts presented here show average annual total returns for the Northstar Growth + Value Fund.

                                                       Northstar         Russell
                                                  Growth + Value            2000
                                                        Fund (%)       Index (%)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998                                          17.72           -2.54
--------------------------------------------------------------------------------
Total return since
November 18, 1996                                          15.26            9.99
--------------------------------------------------------------------------------


   [The following table was depicted as a line graph in the printed material.]

                                            Northstar Growth +
                       Russell 2000 Index           Value Fund

               1996                 1.00                  1.00
               1997                 1.03                  0.97
                                    0.97                  0.92
                                    1.13                  1.08
                                    1.30                  1.30
               1998                 1.26                  1.15
                                    1.38                  1.28
                                    1.32                  1.25
                                    1.05                  1.05
                                    1.22                  1.35

In addition to owning Navellier Fund Management, Inc., Louis Navellier is the sole owner of Navellier & Associates, Inc., a registered investment adviser that has been managing large pools of private assets since 1985.

Mr. Navellier and his staff use a computer-based system he developed to analyze over 9,000 stocks as a basis for making buying and selling decisions.


The charts on page 33 show his past performance in managing accounts with investment objectives, strategies and restrictions substantially similar, but not necessarily identical, to those of the Northstar Growth + Value Fund.

The charts show average annual total returns for a composite of the actual performance of all equity accounts managed by Navellier & Associates from 1985 to present, calculated according to AIMR standards. This total return method differs from the SEC method of calculating total return. Navellier has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data. The fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.


The accounts were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

--------------------------------------------------------------------------------

PERFORMANCE PROFILE:

Louis Navellier

These figures demonstrate the historical track record of Navellier & Associates. The figures have been provided by Navellier & Associates and have not been verified or audited by Northstar. They do not indicate how the Northstar Growth + Value Fund or Navellier & Associates will perform in the future.


                                                    Navellier And        Russell
                                                       Associates           2000
                                                 Composite (%)(a)      Index (%)
--------------------------------------------------------------------------------
1985                                                        49.95          31.04
--------------------------------------------------------------------------------
1986                                                        31.20           5.68
--------------------------------------------------------------------------------
1987                                                         8.05          -8.80
--------------------------------------------------------------------------------
1988                                                        11.40          25.02
--------------------------------------------------------------------------------
1989                                                        22.20          16.26
--------------------------------------------------------------------------------
1990                                                        12.51         -19.48
--------------------------------------------------------------------------------
1991                                                        66.41          46.04
--------------------------------------------------------------------------------
1992                                                         3.12          18.41
--------------------------------------------------------------------------------
1993                                                        16.83          18.88
--------------------------------------------------------------------------------
1994                                                         1.53          -1.82
--------------------------------------------------------------------------------
1995                                                        43.80          28.44
--------------------------------------------------------------------------------
1996                                                        10.68          16.49
--------------------------------------------------------------------------------
1997                                                        13.05          22.36
--------------------------------------------------------------------------------
1998                                                        15.14          -2.54
--------------------------------------------------------------------------------
Three years, ended
December 31, 1998                                           12.94          11.58
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998                                           16.03          11.86
--------------------------------------------------------------------------------
Ten years, ended
December 31, 1998                                           19.21          12.92
--------------------------------------------------------------------------------
Total return since
January 1, 1985                                             20.58          12.69
--------------------------------------------------------------------------------

(a) Results are net of fees and expenses. Prior to January 1, 1993, any account expenses not deducted from the accounts, such as management fees paid outside the accounts, are not reflected in the performance results. If these fees had been deducted from the accounts, they would have reduced performance. Fees were not materially different from the Northstar Growth + Value Fund's expense ratio, but were generally higher than the expense ratio for Class A shares and lower than the expense ratios for Class B and Class C shares.


   [The following table was depicted as a line chart in the printed material.]

                             Navellier and
                      Associates Composite   Russell 2000 Index

                                      1.00                 1.00
               1985                   1.50                 1.31
               1986                   1.97                 1.38
               1987                   2.13                 1.26
               1988                   2.37                 1.58
               1989                   2.89                 1.84
               1990                   3.26                 1.48
               1991                   5.42                 2.16
               1992                   5.59                 2.56
               1993                   6.53                 3.04
               1994                   6.63                 2.98
               1995                   9.53                 3.83
               1996                  10.55                 4.46
               1997                  11.92                 5.46
               1998                  13.73                 5.32

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

THERE ARE THREE STEPS TO TAKE WHEN YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

o     first, choose a share class

o     second, open a Northstar account and make your first investment

o     third, choose one of several ways to buy, sell or exchange shares.

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

All Northstar funds are available in Class A, Class B and Class C shares.

The chart below summarizes the differences between the share classes - your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and Class A shares avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.


Some of our funds also have Class T shares. You can no longer buy Class T shares unless you are reinvesting income earned on Class T shares, or exchanging Class T shares you already own, including Class T shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through Northstar, but isn't one of the Northstar funds).

In addition to Class A, Class B and Class C shares, the Northstar Special Fund, Northstar Mid-Cap Growth Fund, Northstar Growth Fund and Northstar Research Enhanced Index Fund each offer Class I shares. Class I shares are only available to certain defined benefit plans, insurance companies and foundations investing for their own account. Class I shares may have different sales charges and other expenses, which may affect performance. You can obtain additional information concerning Class I shares by calling us at 1-800-595-7827.


We've listed actual expenses charged to the funds beginning on page 2.

--------------------------------------------------------------------------------
Maximum         Class A   no limit
amount you      Class B   $500,000
can buy         Class C   $1,000,000
                Class T   can only be purchased by reinvesting income or
                          exchanging other Class T shares
--------------------------------------------------------------------------------
Front-end       Class A   yes, varies by size of investment
sales charge    Class B   none
                Class C   none
                Class T   none
--------------------------------------------------------------------------------
Deferred        Class A   only on investments of $1 million or more if you sell
sales charge              within 18 months
                Class B   yes, if you sell within 5 years
                Class C   yes, if you sell within 1 year
                Class T   yes, if you sell within 4 years
--------------------------------------------------------------------------------
Distribution    Class A   0.05% per year
fee(1)          Class B   0.75% per year
                Class C   0.75% per year
                Class T   from 0.40% to 0.75% per year (varies by fund)
--------------------------------------------------------------------------------
Service fee(1)  Class A   0.25% per year
                Class B   0.25% per year
                Class C   0.25% per year
                Class T   0.25% per year
--------------------------------------------------------------------------------
Conversion      Class B   Class B shares convert to Class A shares after 8 years
                Class T   Class T shares convert to Class A shares after 8 years
--------------------------------------------------------------------------------


----------
(1) Because distribution and service (12b-1) fees are paid on an ongoing basis, Class B, C and T shareholders could end up paying more expenses over the long-term than if they had paid a sales charge.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

FRONT-END SALES CHARGES

(Class A shares only)


                                                                Amount retained
Your investment                     Front-end sales charge           by dealers
--------------------------------------------------------------------------------
                          (as a % of your         (as a % of         (as a % of
                          net investment)    offering price)    offering price)
--------------------------------------------------------------------------------
up to $99,999                        4.99               4.75               4.00
--------------------------------------------------------------------------------
$100,000 to $249,999                 3.90               3.75               3.10
--------------------------------------------------------------------------------
$250,000 to $499,999                 2.83               2.75               2.30
--------------------------------------------------------------------------------
$500,000 to $999,999                 2.04               2.00               1.70
--------------------------------------------------------------------------------
$1,000,000 and over                    --                 --                 --
--------------------------------------------------------------------------------


WAYS TO REDUCE OR ELIMINATE SALES CHARGES

There are three ways you can reduce your front-end sales charges.

1. Take advantage of purchases you've already made Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.


2. Take advantage of purchases you intend to make By signing a non-binding letter of intent, you can combine investments you plan to make over a 13-month period to calculate the sales charge you'll pay on each investment.


3. Buy as part of a group of investors You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit:

      o     you, your spouse and your children under the age of 21

      o a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

      o any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

You may not have to pay front-end sales charges or a CDSC if you are:

      o an active or retired trustee, director, officer, partner or employee (including immediate family) of

            -     Northstar or of any of its affiliated companies

            -     any Northstar affiliated investment company

            -     a dealer that has a sales agreement with the distributor

      o a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above


      o a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients


      o a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

      o     a Brandes employee, officer or partner

      o an owner, participant or beneficiary of life insurance and/or annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more of the funds within sixty days of payment under the contracts.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer- sponsored plan with at least 50 eligible employees.

Investment advisors or financial planners who charge a management, consulting or other fee for their service, don't pay a front-end sales charge or a CDSC when they place trades for their own accounts or the accounts of their clients, or when their clients place trades for their own accounts, as long as the accounts are linked to the master account of the investment advisor or financial planner on the books and records of the broker or agent.

Please call us or consult the SAI to find out if you are eligible to reduce your sales charges using any of these methods.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

DEFERRED SALES CHARGES

(Classes A, B, C & T)

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.

When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.


                                                                  CDSC on shares
Your investment                                                       being sold
--------------------------------------------------------------------------------
First $1,000,000 to $2,499,999                                             1.00%
--------------------------------------------------------------------------------
$2,500,000 to $4,999,999                                                   0.50%
--------------------------------------------------------------------------------
$5,000,000 and over                                                        0.25%
--------------------------------------------------------------------------------


CLASS B, C & T SHARES


Years after you
bought the shares                         Class B        Class C         Class T
--------------------------------------------------------------------------------
1st year                                     5.00%          1.00%          4.00%
--------------------------------------------------------------------------------
2nd year                                     4.00%            --           3.00%
--------------------------------------------------------------------------------
3rd year                                     3.00%            --           2.00%
--------------------------------------------------------------------------------
4th year                                     2.00%            --           1.00%
--------------------------------------------------------------------------------
5th year                                     2.00%            --             --
--------------------------------------------------------------------------------
after 5 years                                  --             --             --
--------------------------------------------------------------------------------


WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

o     the shareholder dies or becomes disabled

o     you're selling your shares through our systematic withdrawal program


o you're selling shares of a retirement plan and you are over 70 1/2 years old


o you're exchanging Class B, C or T shares for the same class of shares of another Northstar fund


o     you fall into any of the waiver categories listed on page 35.


Please call us or consult the SAI to find out if you are eligible for a CDSC waiver.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS


--------------------------------------------------------------------------------

How dealers are compensated

Dealers are paid in three ways for selling shares of Northstar funds:


THEY RECEIVE A COMMISSION WHEN YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

o Class A investments
  (% of offering price)

                                                         Commission       Amount
                                                received by dealers         paid
                                               out of sales charges       by the
                                                            you pay  distributor
--------------------------------------------------------------------------------
up to $99,999                                                  4.00           --
--------------------------------------------------------------------------------
$100,000 to $249,999                                           3.10           --
--------------------------------------------------------------------------------
$250,000 to $499,999                                           2.30           --
--------------------------------------------------------------------------------
$500,000 to $999,999                                           1.70           --
--------------------------------------------------------------------------------
$1,000,000 to $2,499,999                                         --         1.00
--------------------------------------------------------------------------------
$2,500,000 to $4,999,999                                         --         0.50
--------------------------------------------------------------------------------
$5,000,000 and over                                              --         0.25
--------------------------------------------------------------------------------

o     Class B investments

--------------------------------------------------------------------------------
Receives 4% of the sale price from the distributor
--------------------------------------------------------------------------------

o Class C investments

--------------------------------------------------------------------------------
Receives 1% of the sale price from the distributor
--------------------------------------------------------------------------------

THEY ARE PAID A FEE BY THE DISTRIBUTOR FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information beginning on page 2. Service and distribution fee percentages appear on page 34.

THEY MAY RECEIVE ADDITIONAL BENEFITS AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resources.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders. All payments it receives for Class T shares are paid to Advest, Inc.


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

OPENING A NORTHSTAR ACCOUNT

Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:

o $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)

o     $250 for retirement accounts

o     $25 if you are investing using our automatic investment plan (see page
      40).

Next, open an account in one of two ways:

o give a check to your financial consultant, who will open an account for you, or

o complete an application and mail it to us, along with your check made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

o     Roth IRAs

o     IRAs

o     SEP-IRAs

o     Simple IRAs.

--------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

o     through your financial consultant

o     directly, by mail or over the telephone

o     using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Some broker-dealers or agents might charge you a fee if you buy, sell or exchange shares through them.

Instructions for each option appear in the chart on page 40, but here are a few things you should know before you begin.

--------------------------------------------------------------------------------

HOW SHARES ARE PRICED

The price you pay when you buy and the price you receive when you sell or exchange shares is determined by the net asset value (NAV) per share of the share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the market value of the fund's portfolio securities using the method described in the SAI. Please note that foreign securities may trade in their primary markets on weekends or other days when the funds do not price their shares. Therefore the value of a fund's portfolio that holds foreign securities may change on days when you will not be able to buy, sell or exchange your shares.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

--------------------------------------------------------------------------------

SOME RULES FOR BUYING

o     The minimum amount of each investment after your first one is:

      -     $100 for non-retirement accounts

      -     $25 for retirement accounts

      - $25 if you are investing using our automatic investment plan (see page 40).

o We record most shares on our books electronically. We will issue a certificate if you ask us in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or by using the systematic withdrawal program.

o     We have the right to refuse a request to buy shares.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

SOME RULES FOR SELLING

o Selling your shares may result in a deferred sales charge. Please refer to the table on page 36.

o We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

o If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or if you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

o You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing within 30 days from the day you sold the shares, and you must buy the same class of shares as you sold. We will reimburse you for any CDSC you paid. Please see page 43 for information about how this can affect your taxes.

o If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

o In unusual circumstances, we may temporarily suspend the processing of requests to sell.

--------------------------------------------------------------------------------

SOME RULES FOR EXCHANGING

o When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 43 for information about how this can affect your taxes.

o Before you make an exchange, be sure to read the prospectus that discusses the shares you're exchanging in to.

o You can exchange shares of any fund for the same class of shares of any other fund, or for shares of the Cash Management Fund without a sales charge. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the other funds.

o For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

o We'll let you know 60 days in advance if we want to make any changes to these rules.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

WAYS TO BUY, SELL OR EXCHANGE                  WHEN TO USE THIS OPTION

--------------------------------------------   ---------------------------------

Through your financial consultant              o     buy
                                               o     sell
                                               o     exchange

--------------------------------------------   ---------------------------------

By mail

Please call us if you have any questions --    o     buy
we can't process your request until we have    o     sell
all of the documents we need.                  o     exchange

--------------------------------------------   ---------------------------------

By telephone

To sign up for this service, complete          o     sell
section 9 of the application or call us at     o     exchange
1-800-595-7827.

--------------------------------------------   ---------------------------------


Automatic investment plan
                                               o buy
To sign up for this service, complete
section 7 of the application or call us at 1-800-595-7827.


--------------------------------------------   ---------------------------------

Systematic withdrawal program

To sign up for this service, complete          o sell
section 8 of the application or call us at 1-800-595-7827.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

HOW TO USE IT

--------------------------------------------------------------------------------

If you're buying shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.


When you're selling or exchanging shares, give your written request to your financial consultant, who may charge you a fee for this service.


--------------------------------------------------------------------------------

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

o     your account number

o     your social security number or taxpayer identification number

o     the name the account is registered in

o the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging in to

o     the dollar value or number of shares you want to buy, sell or exchange.

If you're buying, include a check payable to Northstar Funds with your request.

If you're selling or exchanging, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

o     you are selling more than $50,000 worth of shares

o     your address of record has changed in the past 30 days

o you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of a national stock exchange or another eligible institution.

--------------------------------------------------------------------------------

You can sell or exchange up to $50,000 of your shares by telephone.

Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. Eastern time.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and we process an unauthorized telephone transaction, we are responsible for any losses to your account. Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.

--------------------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.

--------------------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program and an automatic investment plan on the same account.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

MUTUAL FUND
EARNINGS AND
YOUR TAXES

--------------------------------------------------------------------------------

HOW THE FUNDS PAY DISTRIBUTIONS

Each Northstar fund distributes virtually all of its net investment income and net capital gains to shareholders at least annually in the form of dividends.

The funds pay dividends as follows:
--------------------------------------------------------------------------------
Growth Funds                                                            annually
--------------------------------------------------------------------------------
Income and Growth Funds                                                quarterly
--------------------------------------------------------------------------------
Income Funds                                                             monthly
--------------------------------------------------------------------------------

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account. Distribution options vary by share class, as follows.

CLASS A, B & C SHARES

o reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o     receive both income dividends and capital gain distributions in cash.

If you want your distributions sent to an address other than the one we have on record, please request so in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

CLASS T SHARES

You can choose to receive your distributions in cash or by reinvesting them in additional Class T shares of the same fund or any other fund that offers Class T shares.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES

--------------------------------------------------------------------------------

HOW YOUR DISTRIBUTIONS ARE TAXED

Each Northstar fund intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

As a result, you'll generally have to pay taxes on any distributions you receive. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

FINANCIAL HIGHLIGHTS

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request. The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: SpeclA, SpeclB, SpeclC or SpeclT.

                                                                       NORTHSTAR
                                                                    SPECIAL FUND


--------------------------------------------------------------------------------------------------------------------------------
                                                                       Class A                                  Class B
Year ended December 31,                          1998            1997         1996       1995(1)          1998          1997
--------------------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the
  period                                     $    27.77         24.72        20.92        19.56          27.27         24.46
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                        $    (0.27)        (0.02)       (0.04)       (0.09)         (0.48)        (0.19)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments                                $     2.23          3.68         3.84         2.48           2.20          3.61
--------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations           $     1.96          3.66         3.80         2.39           1.72          3.42
--------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on
  investments sold                           $    (0.73)        (0.61)          --        (1.03)         (0.73)        (0.61)
--------------------------------------------------------------------------------------------------------------------------------
  Total distributions                        $    (0.73)        (0.61)          --        (1.03)         (0.73)        (0.61)
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period   $    29.00         27.77        24.72        20.92          28.26         27.27
--------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                 %     7.59         14.92        18.16        12.20           6.84         14.10
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period
  ($000s)                                    $   45,461        78,160       65,660        2,335        124,065       169,516
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets    %     1.47          1.43         1.46         1.50(3)        2.18          2.15
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to
  average net assets                         %       --            --         0.01           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average
  net assets                                 %    (0.70)         (0.07)       (0.30)       (0.91)(3)      (1.43)        (0.78)
--------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                    %      257            175          140           71            257           175
--------------------------------------------------------------------------------------------------------------------------------



                                                      Class B                                   Class C
Year ended December 31,                         1996         1995(1)         1998          1997        1996       1995(1)
--------------------------------------------------------------------------------------------------------------------------
Operating performance
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the
  period                                       20.84         19.56          27.26        24.46        20.84        19.56
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                          (0.12)        (0.12)         (0.55)       (0.20)       (0.13)       (0.15)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments                                   3.74          2.43           2.26         3.61         3.75         2.46
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations              3.62          2.31           1.71         3.41         3.62         2.31
--------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on
  investments sold                                --         (1.03)         (0.73)       (0.61)          --        (1.03)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                             --         (1.03)         (0.73)       (0.61)          --        (1.03)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period     24.46         20.84          28.24        27.26        24.46        20.84
--------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                   17.37         11.79           6.81        14.06        17.37        11.79
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period
  ($000s)                                    126,859         1,491         29,746       51,460       37,342           62
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets       2.17          2.20(3)        2.22         2.18         2.20         2.20(3)
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to
  average net assets                            0.01          0.01             --           --         0.01         0.03
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average
  net assets                                   (1.01)        (1.64)(3)      (1.45)       (0.82)       (1.03)       (1.60)(3)
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                        140            71            257          175          140           71
--------------------------------------------------------------------------------------------------------------------------



                                                                            Class T
Year ended December 31,                          1998           1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the
  period                                     $    27.34         24.48        20.84        19.64        20.79
------------------------------------------------------------------------------------------------------------
  Net investment loss                        $    (0.51)        (0.18)       (0.21)       (0.34)       (0.25)
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                             $     2.26          3.65         3.85         2.57        (0.76)
------------------------------------------------------------------------------------------------------------
  Total from investment operations           $     1.75          3.47         3.64         2.23        (1.01)
------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on
  investments sold                           $    (0.73)        (0.61)          --        (1.03)       (0.14)
------------------------------------------------------------------------------------------------------------
  Total distributions                        $    (0.73)        (0.61)          --        (1.03)       (0.14)
------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period   $    28.36         27.34        24.48        20.84        19.64
------------------------------------------------------------------------------------------------------------
  Total investment return(2)                 %     6.94         14.29        17.47        11.34        (4.86)
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period
  ($000s)                                    $   18,203        32,800       35,670       33,557       38,848
------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets    %     2.10          1.99         2.07         2.16         2.16
------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to
  average net assets                         %       --            --         0.04           --           --
------------------------------------------------------------------------------------------------------------
  Ratio of net investment loss to average
  net assets                                 %    (1.33)        (0.62)       (0.89)       (1.50)       (1.25)
------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                    %      257           175          140           71           39
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR
MID-CAP
GROWTH FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under this trading symbol: MidCapGrI.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                         Class A(1)   Class B(1)  Class C(1)
Year ended December 31,                                     1998        1998       1998
------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------
 Net asset value at the beginning of the period            $ 10.00      10.00     10.00
------------------------------------------------------------------------------------------
 Net investment loss                                       $ (0.03)     (0.03)    (0.04)
------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments           $  2.99       3.00      3.00
------------------------------------------------------------------------------------------
 Total from investment operations                          $  2.96       2.97      2.96
------------------------------------------------------------------------------------------
 Net asset value at the end of the period                  $ 12.96      12.97     12.96
------------------------------------------------------------------------------------------
 Total investment return(2)                                % 29.60      29.70     29.60
------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------
 Net assets at the end of the period ($000s)               $   610        140        87
------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(3)                %  1.80       2.50      2.50
------------------------------------------------------------------------------------------
 Ratio of expense reimbursement to average net assets(3)   %  0.62       0.77      0.72
------------------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets(3)     %(1.10)      (2.05)    (2.04)
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   %   61         61        61
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on August 20, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

FINANCIAL
HIGHLIGHTS

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request. The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: GrwthA, GrwthB or GrwthT.

                                                                       NORTHSTAR
                                                                          GROWTH
                                                                            FUND

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A                                 Class B
Year ended December 31,                                      1998           1997         1996             1995(1)          1998
----------------------------------------------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period         $    21.26         17.92        15.53             17.59          20.93
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                           $    (0.08)         0.03         0.02              0.08          (0.23)
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments        $     5.09          4.16         3.18              1.95           4.97
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                       $     5.01          4.19         3.20              2.03           4.74
----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                   $       --            --           --             (0.10)            --
----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                                   $    (0.21)        (0.85)       (0.81)            (3.99)         (0.21)
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    $    (0.21)        (0.85)       (0.81)            (4.09)         (0.21)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period               $    26.06         21.26        17.92             15.53          25.46
----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                             %    23.61         23.59        20.54             11.55          22.69
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)            $   29,358         9,334        4,750             1,355         15,480
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                %     1.37          1.37          150              1.42(3)        2.13
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets   %       --          0.03         0.06                --             --
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net
  assets                                                 %    (0.47)         0.04         0.11              0.63(3)       (1.26)
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                %       98            32           62               134             98
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Class B                                       Class C
Year ended December 31,                                 1997         1996       1995(1)    1998        1997        1996    1995(1)
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period        17.76       15.50       17.59      20.91      17.76       15.50    17.59
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (0.15)      (0.06)       0.06      (0.27)     (0.13)      (0.05)    0.04
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments        4.17        3.13        1.92       5.05       4.13        3.12     1.92
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                       4.02        3.07        1.98       4.78       4.00        3.07     1.96
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                     --          --       (0.08)        --         --          --    (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                                  (0.85)      (0.81)      (3.99)     (0.21)     (0.35)      (0.81)   (3.99)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                   (0.85)      (0.81)      (4.07)     (0.21)     (0.85)      (0.81    (4.05)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period              20.93       17.76       15.50      25.48      20.91       17.76    15.50
-----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                            22.84       19.74       11.27      22.90      22.73       19.74    11.17
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)           8,815       4,444       1,987      1,625      1,152         365       69
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                2.14        2.20        2.07(3)    2.13       2.17        2.20     2.11(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets     --        0.04          --         --         --        0.15       --
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net
  assets                                                (0.95)      (0.55)       0.06(3)   (1.24)     (1.00)      (0.57)    0.02(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  32          62         134         98         32          62      134
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Class T
Year ended December 31,                                       1998           1997         1996         1995          1994
-------------------------------------------------------------------------------------------------------------------------
Operating performance
-------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period         $    21.01         17.82         15.53        15.75        17.33
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                           $    (0.36)        (0.17)        (0.06)        0.07         0.08
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                            $     5.14          4.22          3.16         3.77        (1.41)
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                       $     4.78          4.05          3.10         3.84        (1.33)
-------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                   $       --            --            --        (0.07)       (0.08)
-------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments sold   $    (0.21)        (0.85)        (0.81)       (3.99)       (0.15)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from capital                                     --            --            --           --        (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    $    (0.21)        (0.85)        (0.81)       (4.06)       (0.25)
-------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period               $    25.59         21.02         17.82        15.53        15.75
-------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                             %    22.79         22.94         19.90        24.40        (7.66)
-------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)            $   52,023        73,674        70,406       76,343       76,391
-------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                %     2.05          2.03          2.00         2.00         2.00
-------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets   %       --            --          0.04           --           --
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net
  assets                                                 %    (1.19)        (0.81)        (3.05)        0.37         0.49
-------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                %       98            32            62          134           54
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR GROWTH + VALUE FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under these trading symbols: Gr+ValA, Gr+ValB or Gr+ValC.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Class A(1)             Class B(1)             Class C(1)
Year ended October 31,                                             1998         1997       1998        1997        1998       1997
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value at the beginning of the period                $    12.15       10.00      12.08       10.00      12.08      10.00
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment loss                                           $    (0.11)      (0.05)     (0.16)      (0.08)     (0.16)     (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments               $    (1.42)       2.20      (1.45)       2.16      (1.45)      2.16
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                              $    (1.53)       2.15      (1.61)       2.08      (1.61)      2.08
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net realized gain (loss) on investments sold   $    (0.18)         --      (0.18)         --      (0.18)        --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                           $
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value at the end of the period                      $    10.44       12.15      10.29       12.08      10.29      12.08
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return(2)                                    %   (12.63)      21.50     (13.38)      20.80     (13.38)     20.80
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at the end of the period ($000s)                   $   33,425      34,346    105,991      76,608     37,456     26,962
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(3)                    %     1.72        1.84       2.45        2.55       2.46       2.56
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expense reimbursement to average net assets(3)       %       --        0.02         --        0.02         --       0.02
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets(3)         %    (0.92)      (0.94)     (1.67)      (1.68)     (1.69)     (1.70)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       %      162         144        162         144        162        144
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on November 18, 1996.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

FINANCIAL HIGHLIGHTS

The following chart shows the fund's financial performance by share class.(1) The 1998 and 1997 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request. The figures prior to 1997 were audited by other independent accountants.


The fund's performance is also reported in national newspapers under these trading symbols: IntValA, IntValB or IntValC.

                                                                       NORTHSTAR
                                                                   INTERNATIONAL
                                                                      VALUE FUND


----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Class A                            Class B
Year ended October 31,                                        1998            1997           1996         1995(1)        1998
----------------------------------------------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period         $     10.90           9.05            8.10         7.64         10.87
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                           $      0.11          (0.09)           0.14         0.09          0.07
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments        $      0.96           2.30            0.85         0.37          0.91
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                       $      1.07           2.21            0.99         0.46          0.98
----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                   $        --          (0.14)          (0.14)          --            --
----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                                   $     (0.09)         (0.22)             --           --         (0.09)
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    $     (0.09)         (0.36)          (0.04)          --         (0.09)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period               $     11.88          10.90            9.05         8.10         11.76
----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(3)                             %      9.86          27.59           12.15         9.39(4)       9.16
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)            $   211,018         60,539          16,777        5,188       145,976
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                %      1.74           1.80(4)         1.85         1.85(4)       2.47
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net
  assets                                                 %        --           0.27(4)         0.97         6.08(4)         --
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets   %      1.62           0.46(4)         1.52         1.67(4)       0.69
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                %        32             26              74           --            32
----------------------------------------------------------------------------------------------------------------------------------

                                                         Class B                               Class C
Year ended October 31,                                   1997(2)           1998          1997             1996        1995(1)
------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           10.00           10.86          8.93            8.05         7.61
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                             (0.02)           0.06         (0.06)           0.05         0.06
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments           0.89            0.92          2.20            0.86         0.38
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                          0.87            0.98          2.14            0.91         0.44
------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                        --              --         (0.04)          (0.03)          --
------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain on investments
  sold                                                        --           (0.09)        (0.17)             --           --
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                         --           (0.09)        (0.21)          (0.03)          --
------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 10.87           11.75         10.86            8.93         8.05
------------------------------------------------------------------------------------------------------------------------------
  Total investment return(3)                                8.70            9.07         25.92           11.39         8.89(4)
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)             59,185         137,651        62,103          14,530        5,749
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                   2.50(4)         2.47          2.50(4)         2.50         2.50(4)
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net
------------------------------------------------------------------------------------------------------------------------------
  assets                                                    0.08(4)           --          0.24(4)         1.21         6.08(4)
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets     (0.71)(4)        0.68         (0.23)(4)        0.62         1.13(4)
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                     26              32            26              74           --
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.


(2)   Class B commenced operations on April 18, 1997.

(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(4)   Annualized.

NORTHSTAR EMERGING MARKETS VALUE FUND

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

----------------------------------------------------------------------------------------------
                                                            Class A(1)    Class B(1)   Class C(1)
Year ended October 31,                                         1998          1998        1998
----------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period            $   10.00        10.00       10.00
----------------------------------------------------------------------------------------------
  Net investment gain                                       $    0.12         0.09        0.09
----------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments           $   (2.43)       (2.44)      (2.46)
----------------------------------------------------------------------------------------------
  Total from investment operations                          $   (2.31)       (2.35)      (2.37)
----------------------------------------------------------------------------------------------
  Net asset value at the end of the period                  $    7.69         7.65        7.63
----------------------------------------------------------------------------------------------
  Total investment return(2)                                %  (23.10)      (23.50)     (23.70)
----------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)               $   3,815        3,583       2,304
----------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)                %    1.80         2.50        2.50
----------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets(3)   %    2.08         2.24        2.37
----------------------------------------------------------------------------------------------
  Ratio of net investment loss to average net assets(3)     %    3.38         2.55        2.60
----------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   %      --           --          --
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1)   Class A, B and C commenced operations on January 1, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

FINANCIAL HIGHLIGHTS

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.


The fund's performance is also reported in national newspapers under these trading symbols: IncGrA, IncGrB or IncGrC.


                                                                       NORTHSTAR
                                                                      INCOME AND
                                                                     GROWTH FUND

-----------------------------------------------------------------------------------------------------------------------------
                                                                  Class A                                           Class B
Year ended October 31,                    1998        1997         1996         1995        1994(1)       1998        1997
-----------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
-----------------------------------------------------------------------------------------------------------------------------
  of the period                       $    12.47      12.16        10.86        10.00        10.00        12.44      12.13
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income               $     0.37       0.38         0.32         0.35         0.30         0.29       0.27
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
-----------------------------------------------------------------------------------------------------------------------------
  (loss) on investments               $    (0.22)      1.53         1.29         0.84        (0.05)       (0.22)      1.55
-----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations    $     0.15       1.91         1.61         1.19         0.25         0.07       1.82
-----------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                              $    (0.39)     (0.34)       (0.31)       (0.33)       (0.25)       (0.30)     (0.25)
-----------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain
  on investments sold                 $    (0.53)     (1.26)          --           --           --        (0.53)     (1.26)
-----------------------------------------------------------------------------------------------------------------------------
  Total distributions                 $    (0.92)     (1.60)       (0.31)       (0.33)       (0.25)       (0.83)     (1.51)
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                              $    11.70      12.47        12.16        10.86        10.00        11.68      12.44
-----------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)          %     1.12      17.02        14.48        13.19         2.48         0.44      15.06
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period ($000s)                      $   47,378     53,805       85,250       76,031       72,223       55,873     73,829
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                              %     1.40       1.47         1.52         1.51         1.50(3)      2.12       2.18
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets               %       --         --           --           --         0.47(3)        --         --
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets               %     2.99       2.90         2.78         3.39         3.73(3)      2.28       2.18
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate             %      102         56          147           91           26          102         56
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Class B                                        Class C
Year ended October 31,                 1996         1995     1994(1)       1998       1997         1996        1995       1994(1)
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
  of the period                       10.84         9.99      10.64        12.42      12.12        10.83       9.99        10.37
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                0.24         0.27       0.20         0.31       0.28         0.24       0.27         0.20
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
-----------------------------------------------------------------------------------------------------------------------------------
  (loss) on investments                1.28         0.85      (0.65)       (0.24)      1.54         1.28       0.85        (0.38)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations     1.52         1.12      (0.45)        0.07       1.82         1.52       1.12        (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                              (0.23)       (0.27)     (0.20)       (0.30)     (0.26)       (0.23)     (0.28)       (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain
  on investments sold                    --           --         --        (0.53)     (1.26)          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                 (0.23)       (0.27)     (0.20)       (0.83)     (1.52)       (0.23)     (0.28)       (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                              12.13        10.84       9.99        11.66      12.42        12.12      10.83         9.99
-----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)          13.60        12.31      (4.20)        0.51      15.04        13.68      12.33        (1.75)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period ($000s)                     71,123       60,347     37,767       41,186     69,494       60,458     53,661        4,823
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                               2.26         2.23       2.20(3)      2.09       2.15         2.20       2.22         2.20(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets                  --           --       0.16(3)        --         --           --         --         0.06(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets                2.04         2.66       3.00(3)      2.32       2.21         2.10       2.67         2.87(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate               147           91         26          102         56          147         91           26
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR GOVERNMENT SECURITIES FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under this trading symbol: GovtA, GovtB or GovtT.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Class A                                        Class B
Year ended December 31,                                1998        1997       1996       1995(1)       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period   $     9.53       9.48      10.07        9.51         9.55       9.48     10.07
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                            $     0.49       0.68       0.63        0.34         0.51       0.52      0.57
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                      $       --         --      (0.60)       0.59        (0.09)      0.11     (0.60)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                 $     0.49       0.68       0.03        0.93         0.42       0.63     (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income             $    (0.64)     (0.63)     (0.62)      (0.37)       (0.57)     (0.56)    (0.56)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                              $    (0.64)     (0.63)     (0.62)      (0.37)       (0.57)     (0.56)    (0.56)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period         $     9.38       9.53       9.48       10.07         9.40       9.55      9.48
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                       %     5.27       7.46       0.57       10.04         4.49       6.93     (0.15)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)      $   31,181      1,744     14,185       3,235       27,250     13,503     9,135
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets          %     1.17       1.15       1.09        1.20(3)      1.90       1.89      1.80
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net
  assets                                           %     0.15       0.17       0.20        0.20(3)      0.15       0.17      0.20
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net
  assets                                           %     6.18       6.44       6.85        6.01(3)      5.55       5.50      6.05
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                          %      304        129        101         295          304        129       101
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                  Class B                          Class C
Year ended December 31,                           1995(1)         1998         1997      1996      1995(1)
---------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the perio     9.51           9.54        9.47     10.07        9.51
---------------------------------------------------------------------------------------------------------
  Net investment income                             0.30           0.45        0.59      0.58        0.30
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                       0.59          (0.05)       0.04     (0.62)       0.59
---------------------------------------------------------------------------------------------------------
  Total from investment operations                  0.89           0.40        0.63     (0.04)       0.89
---------------------------------------------------------------------------------------------------------
  Dividends from net investment income             (0.33)         (0.56)      (0.56)    (0.56)      (0.33)
---------------------------------------------------------------------------------------------------------
  Total distributions                              (0.33)         (0.56)      (0.56)    (0.56)      (0.33)
---------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period         10.07           9.38        9.54      9.47       10.07
---------------------------------------------------------------------------------------------------------
  Total investment return(2)                        9.61           4.35        6.93     (0.21)       9.61
---------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)      2,790          2,652         542     1,147           8
---------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets           1.70(3)        1.90        1.85      1.80        1.68(3)
---------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net
  assets                                            0.20(3)        0.15        0.17      0.21        0.20(3)
---------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net
  assets                                            5.20(3)        5.44        5.67      6.22        5.28(3)
---------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            295            304         129       101         295
---------------------------------------------------------------------------------------------------------

                                                                                  Class T
Year ended December 31,                                 1998          1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------
Operating performance
---------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period   $     9.55          9.48         10.07          8.74         10.32
---------------------------------------------------------------------------------------------------------------------
  Net investment income                            $     0.58          0.57          0.60          0.58          0.56
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                      $    (0.14)         0.10         (0.59)         1.35         (1.56)
---------------------------------------------------------------------------------------------------------------------
  Total from investment operations                 $     0.44          0.67          0.01          1.93         (1.00)
---------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income             $    (0.60)        (0.60)        (0.60)        (0.60)        (0.57)
---------------------------------------------------------------------------------------------------------------------
  Distributions from capital                       $       --            --            --            --         (0.01)
---------------------------------------------------------------------------------------------------------------------
  Total distributions                                   (0.60)        (0.60)        (0.60)        (0.60)        (0.58)
---------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period         $     9.39          9.55          9.48         10.07          8.74
---------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                       $     4.84          7.38          0.32         22.90         (9.82)
---------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)      $   49,713        89,939       112,126       150,951       152,608
---------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets          %     1.55          1.45          1.30          1.30          1.29
---------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement and waiver to
  average net assets                               %     0.15          0.20          0.21          0.20          0.20
---------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
  average net assets                               %     5.97          5.99          6.37          6.23          6.00
---------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                          %      304           129           101           295           315
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

FINANCIAL HIGHLIGHTS

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: HiYldA, HiYldB or HiYldT.

                                                                       NORTHSTAR
                                                                      HIGH YIELD
                                                                            FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A                             Class B
Year ended December 31,                                       1998        1997         1996      1995(1)       1998        1997
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           $     9.14       8.94        8.56       8.68         9.15        8.95
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $     0.75       0.73        0.76       0.48         0.68        0.67
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   $    (0.55)      0.23        0.44      (0.10)       (0.56)       0.23
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         $     0.20       0.96        1.20       0.38         0.12        0.90
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                     $    (0.75)     (0.76)      (0.75)     (0.50)       (0.69)      (0.70)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain                         $    (0.06)        --          --         --        (0.06)         --
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from capital                                   $       --         --       (0.07)        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                      $    (0.81)     (0.76)      (0.82)     (0.50)       (0.75)      (0.70)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 $     8.53       9.14        8.94       8.56         8.52        9.15
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                               %     2.25      11.18       14.74       4.48         1.28       10.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)              $   31,134     16,213      13,146      7,466      139,711     108,469
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                  %     1.26       1.20        1.11       1.02(3)      1.97        1.91
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets     %     8.27       8.06        8.60       9.83(3)      7.50        7.35
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  %      135        134         128        103          135         134
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                               Class B                                   Class C
Year ended December 31,                                    1996        1995(1)          1998        1997         1996       1995(1)
----------------------------------------------------------------------------------------------------------------------------------
Operating performance
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period           8.57         8.68            9.15        8.95         8.57        8.68
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    0.71         0.44            0.67        0.67         0.72        0.44
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   0.43        (0.09)          (0.54)       0.23         0.42       (0.09)
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         1.14         0.35            0.13        0.90         1.14        0.35
----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                    (0.69)       (0.46)          (0.69)      (0.70)       (0.69)      (0.46)
----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain                           --           --           (0.06)         --           --          --
----------------------------------------------------------------------------------------------------------------------------------
  Dividends from capital                                  (0.07)          --              --          --        (0.07)         --
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                     (0.76)       (0.46)          (0.75)      (0.70)       (0.76)      (0.46)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                 8.95         8.57            8.53        9.15         8.95        8.57
----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                              13.94         4.17            1.39       10.37        13.93        4.17
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)            79,199       29,063          23,559      21,393       14,275       3,410
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                  1.81         1.71(3)         1.98        1.92         1.82        1.72(3)
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets     7.88         9.18(3)         7.48        7.35         7.85        9.29(3)
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   128          103             135         134          128         103
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Class T
Year ended December 31,                                                  1998           1997          1996        1995        1994
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period                   $      9.14          8.94           8.56        8.29        9.31
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            $      0.71          0.71           0.73        0.84        0.81
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           $     (0.54)         0.23           0.45        0.26       (0.99)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                 $      0.17          0.94           1.18        1.10       (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                             $     (0.73)        (0.74)         (0.73)      (0.83)      (0.83)
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gain                                 $        --            --             --          --       (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital                                       $     (0.06)           --          (0.07)         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                              $     (0.79)        (0.74)         (0.80)      (0.83)      (0.84)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                         $      8.52          9.14           8.94        8.56        8.29
-----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                                       %      1.79         10.86          14.49       13.71       (2.18)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)                      $    89,116       109,320        124,431     139,711     136,426
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets                          %      1.60          1.47           1.31        1.33        1.34
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets             %        --            --             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
  net assets                                                       %      7.83          7.77           8.43        9.69        9.08
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                          %       135           134            128         103          86
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

NORTHSTAR HIGH TOTAL RETURN FUND II

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under these trading symbols: HTR 2 A, HTR 2 B or HTR 2 C.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Class A(1)                Class B(1)               Class C(1)
Year ended October 31,                                        1998          1997         1998        1997        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value at the beginning of the period            $     5.49          5.00        5.49         5.00        5.50       5.00
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                     $     0.50          0.28        0.47         0.25        0.47       0.25
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized loss on investments           $    (0.70)         0.53       (0.70)        0.53       (0.71)      0.54
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                          $    (0.20)         0.81       (0.23)        0.78       (0.24)      0.79
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                      $    (0.48)        (0.28)      (0.44)       (0.25)      (0.44)     (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
 Distributions declared from capital                       $    (0.03)        (0.04)      (0.03)       (0.04)      (0.03)     (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                       $    (0.51)        (0.32)      (0.47)       (0.29)      (0.47)     (0.29)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value at the end of the period                  $     4.78          5.49        4.79         5.49        4.79       5.50
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return(2)                                %    (4.23)        16.53       (4.90)       15.91       (4.90)     16.12
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at the end of the period ($000s)               $   40,924         8,548     168,859       38,076      53,703     12,334
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(3)                %     1.44          1.26        2.17         1.95        2.17       1.95
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expense reimbursement to average net assets(3)   %     0.01          3.36        0.02         0.75        0.01       0.78
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(3)   %     8.90          5.89        8.17         5.20        8.16       5.17
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   %      150           164         150          164         150        164
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1)   Classes A, B & C commenced operations on January 31, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.

FINANCIAL HIGHLIGHTS

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.


The fund's performance is also reported in national newspapers under these trading symbols: HiTRA, HiTRB or HiTRC.


                                                                       NORTHSTAR
                                                                      HIGH TOTAL
                                                                     RETURN FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A                                    Class B
Year ended October 31,                             1998          1997       1996        1995        1994(1)        1998       1997
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
  of the period                              $      5.00         4.78        4.48        4.41         5.00          5.0      04.77
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      $      0.46         0.48        0.46        0.48         0.41         0.43       0.44
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments                             $     (1.07)        0.20        0.32        0.07        (0.60)       (1.07)      0.22
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations           $     (0.61)        0.68        0.78        0.55        (0.19)       (0.64)      0.66
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                                     $     (0.47)       (0.46)      (0.48)      (0.48)       (0.40)       (0.44)     (0.43)
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  gain on investments sold                   $     (0.15)          --          --          --           --        (0.15)        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                        $     (0.62)       (0.46)      (0.48)      (0.48)       (0.40)       (0.59)     (0.43)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                                     $      3.77         5.00        4.78        4.48         4.41         3.77       5.00
------------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                 %    (13.65)        15.03       18.14       13.02        (4.11)      (14.28)     14.46
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period ($000s)                             $   148,650      215,361     167,698      88,552       50,797      428,903    577,351
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                                     %      1.30         1.42        1.52        1.55         1.50(3)      2.02       2.12
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets                      %        --           --          --          --         0.99(3)        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets(3)                   %      9.93         9.88        9.86       10.90        10.09(3)      9.20       9.18
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                    %       123          183         158         145          163          123        183
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Class B                                          Class C
Year ended October 31,                   1996        1995      1994(1)        1998      1997          1996       1995      1994(1)
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning
  of the period                          4.47        4.41        5.20         5.02       4.79         4.49        4.41      5.06
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                  0.43        0.45        0.33         0.43       0.44         0.43        0.44      0.26
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments                         0.32        0.06       (0.80)       (1.08)      0.22         0.32        0.09     (0.65)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations       0.75        0.51       (0.47)       (0.65)      0.66         0.75        0.53     (0.39)
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  income                                (0.45)      (0.45)      (0.32)       (0.44)     (0.43)       (0.45)      (0.45)    (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment
  gain on investments sold                 --          --          --        (0.15)        --           --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                   (0.45)      (0.45)      (0.59)       (0.43)     (0.45)       (0.45)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the
  period                                 4.77        4.47        4.41         3.78       5.02         4.79        4.49      4.41
-----------------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)            17.08       11.97       (9.30)      (14.41)     14.42        17.28       12.44     (7.21)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the
  period ($000s)                      346,919      96,362      25,880       64,141     97,457       54,382      11,011     2,330
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net
  assets                                 2.23        2.25        2.20(3)      2.03       2.13         2.23        2.27      2.20(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement
  to average net assets                    --          --        0.20(3)        --         --           --          --      0.11(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income
  to average net assets(3)               9.14       10.20        9.72(3)      9.19       9.18         9.14       10.18      9.46(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                 158         145         163          123        183          158         145       163
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Class A commenced operations on November 8,1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.


(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)   Annualized.

                                                                     WHERE TO GO
                                                                        FOR MORE
                                                                     INFORMATION

--------------------------------------------------------------------------------

You'll find more information about the Northstar family of funds in our:

ANNUAL/SEMIANNUAL REPORTS

Include a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION


The SAI contains more detailed information about the Northstar funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/semiannual reports, the SAI or other fund information, or to make shareholder inquiries:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902

1-800-595-7827


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. Otherwise, you may obtain the information for a fee by contacting the SEC:


Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

1-800-SEC-0330


Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.


When contacting the SEC, you will want to refer to the fund's SEC file number. The file numbers are as follows:


Northstar Special Fund                                      811-4434
Northstar Mid-Cap Growth Fund                               811-8817
Northstar Growth Fund                                       811-4431
Northstar Growth + Value Fund                               811-7978
Northstar International Value Fund                          811-7978
Northstar Emerging Markets Value Fund                       811-7978
Northstar Research Enhanced Index Fund                      811-7978
Northstar Income and Growth Fund                            811-7978
Northstar Government Securities Fund                        811-4423
Northstar High Yield Fund                                   811-5496
Northstar High Total Return Fund II                         811-7978
Northstar High Total Return Fund                            811-7978


        [GRAPHIC OMITTED] If you have any questions, please call 1-800-595-7827.



                                                      Northstar Special Fund  55

                                    NORTHSTAR
                             HIGH-YIELD INVESTMENTS

                                   PROSPECTUS
                                  March 1, 1999


                                [GRAPHIC OMITTED]


This prospectus contains important information about investing in two Northstar
Funds: Northstar High Yield Fund and Northstar High Total Return Fund II. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                          WHAT'S
                                                                          INSIDE

--------------------------------------------------------------------------------

[CLIPART] OBJECTIVE

[CLIPART] INVESTMENT
          STRATEGY

[CLIPART] WHAT
          YOU PAY
          TO INVEST

[CLIPART] RISKS

[CLIPART] HOW THE
          FUND HAS
          PERFORMED

These pages contain a description of each of our funds included in this prospectus, including its objective, investment strategy, risks and portfolio manager.

You'll also find:

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a fund.

How the fund has performed. A chart that shows the fund's financial performance for the past ten years (or since inception, if shorter).


Northstar High Yield Fund                                                      2

Northstar High Total Return Fund II                                            4

Meet the portfolio managers                                                    6

Your guide to buying, selling and
exchanging shares of Northstar funds                                           7

Mutual fund earnings and your taxes                                           15

Financial highlights                                                          17

Where to go for more information                                              19

NORTHSTAR                                                      Portfolio manager
HIGH YIELD                                                     Jeffrey Aurigemma
FUND

--------------------------------------------------------------------------------

OBJECTIVE  [CLIPART]

This fund seeks high current income by investing primarily in long-term and intermediate- term fixed income securities, with emphasis on high-yield, lower-rated corporate debt instruments of domestic and foreign issuers.

INVESTMENT [CLIPART]
STRATEGY

The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yield bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but that Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY  [CLIPART]
TO INVEST

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly
                                         Class A    Class B    Class C   Class T
--------------------------------------------------------------------------------
Maximum sales charge on your
investment (as a % of offering price) %    4.75       none       none     none
--------------------------------------------------------------------------------

Maximum deferred sales charge
(as a % of purchase or sale price,
whichever is less)                    %    none (1)   5.00(2)   1.00(2)  4.00(2)

--------------------------------------------------------------------------------

Operating expenses paid each year by the fund
(as a % of average net assets)
                                           Class A   Class B   Class C   Class T
--------------------------------------------------------------------------------
Management fee                         %    0.60      0.60      0.60     0.60
--------------------------------------------------------------------------------

Distribution and services (12b-1) fees %    0.30      1.00      1.00     0.65(3)
--------------------------------------------------------------------------------
Other expenses                         %    0.36      0.37      0.38     0.35
-------------------------------------------------------------------------------
Total fund operating expenses          %    1.26      1.97      1.98     1.60
--------------------------------------------------------------------------------


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.


                                     Year 1     Year 3       Year 5      Year 10
--------------------------------------------------------------------------------
 Class A
 if you sell your shares        $      597         856        1,134      1,925
--------------------------------------------------------------------------------
 Class B
 if you sell your shares        $      700         918        1,262     2,094(4)
 if you don't sell your shares  $      200         618        1,062     2,094(4)
--------------------------------------------------------------------------------
 Class C
 if you sell your shares        $      301         621        1,068     2,306
 if you don't sell your shares  $      201         621        1,068     2,306
--------------------------------------------------------------------------------
 Class T
 if you sell your shares        $      563         705          871     1,792(5)
 if you don't sell your shares  $      163         505          871     1,792(5)
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 9 for details.

(2)   This charge decreases over time. Please see page 9 for details.

(3)   The Class T 12b-1 Plan provides for payments up to 0.95%.

(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


2   Northstar High Yield Fund

                                                                       NORTHSTAR
                                                                      HIGH YIELD
                                                                            FUND

--------------------------------------------------------------------------------

RISKS  [CLIPART]

All mutual funds involve risk - some more than others - and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. As with all mutual funds that invest in high-yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates or adverse market or economic developments. When interest rates increase, the value of the fund's debt securities - particularly those with longer durations - will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates. There is also a higher risk that the company issuing the security may not be able to meet its financial obligations, or that there won't be a market to sell the security at a reasonable price.


This fund's performance will also be affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.

Foreign investments can also be affected by the following:


o  adverse political, social or economic developments in foreign countries


o  unfavorable currency exchange rates

o  a lack of liquidity in foreign markets

o  inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those in developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------

HOW THE  [CLIPART]
FUND HAS
PERFORMED


The bar chart below shows you how the fund's performance has varied from year to year for the past 10 years, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)

[The following information was depicted as a bar chart in the printed material.]

  1990     1991     1992      1993     1994      1995     1996     1997     1998
  ----     ----     ----      ----     ----      ----     ----     ----     ----
(14.59)   46.49     27.58    18.89    (2.19)     13.71    14.49   10.87     1.79

Best and worst quarterly performance during this period:

1st quarter 1991: up 16.09%
3rd quarter 1990: down 11.71%

Average annual total return
                                                                       Lehman
                                                                        High
                                                                        Yield
                                                                        Bond
                             Class A   Class B   Class C    Class T    Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998   %         2.25      1.28      1.39       1.79         1.87
--------------------------------------------------------------------------------
Five years, ended
December 31, 1998   %          N/A       N/A       N/A       7.52         8.57
--------------------------------------------------------------------------------
Since inception(3)  %         8.92      8.12      8.15       9.97        10.62
--------------------------------------------------------------------------------

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio. The since inception return for the Index is for the Class T time period.

(3) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on May 30, 1989.


                [CLIPART] If you have any questions, please call 1-800-595-7827.


                                                 Northstar High Yield Fund    3

NORTHSTAR                                                      Portfolio manager
HIGH TOTAL                                                     Thomas Ole Dial
RETURN FUND II                                                 Jeffrey Aurigemma

--------------------------------------------------------------------------------

OBJECTIVE  [CLIPART]

This fund seeks high income and capital appreciation.

INVESTMENT [CLIPART]
STRATEGY

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities.

The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In periods of unusual market conditions, the fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the fund may not achieve its objective.

--------------------------------------------------------------------------------

WHAT YOU PAY [CLIPART]
TO INVEST

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly
                                              Class A       Class B      Class C
--------------------------------------------------------------------------------

 Maximum sales charge on your
 investment (as a % of offering price)   %      4.75         none         none
--------------------------------------------------------------------------------

 Maximum deferred sales charge
 (as a % of purchase or sale price,
 whichever is less)                      %     none(1)      5.00(2)      1.00(2)

--------------------------------------------------------------------------------

Operating expenses paid each year by the fund
(as a % of average net assets)
                                             Class A       Class B    Class C
--------------------------------------------------------------------------------

Management fee                          %     0.75          0.75        0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees   %     0.30          1.00        1.00
--------------------------------------------------------------------------------
Other expenses                          %     0.40          0.44        0.43
--------------------------------------------------------------------------------
Total fund operating expenses           %     1.45          2.19        2.18
--------------------------------------------------------------------------------


Example

Here's an example of what you would pay in expenses if you invested $10,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                        Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------

Class A
if you sell your shares           $      616       912       1,230      2,128
--------------------------------------------------------------------------------
Class B
if you sell your shares           $      722       985       1,375      2,334(3)
if you don't sell your shares     $      222       685       1,175      2,334(3)
--------------------------------------------------------------------------------
Class C
if you sell your shares           $      321       682       1,169      2,513
if you don't sell your shares     $      221       682       1,169      2,513
--------------------------------------------------------------------------------

----------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 9 for details.

(2)   This charge decreases over time. Please see page 9 for details.

(3) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



4   Northwstar High Total Return Fund II

                                                                       NORTHSTAR
                                                                      HIGH TOTAL
                                                                  RETURN FUND II

--------------------------------------------------------------------------------

RISKS [CLIPART]

All mutual funds involve risk -- some more than others -- and there's always the chance that you could lose money or not earn as much as you hope.


Every fund is affected by the economy and by the investment decisions portfolio managers make. As will all mutual funds that invest in high-yield securities, this fund's performance may go up or down depending on market conditions.

This fund's performance is significantly affected by changes in interest rates. When interest rates increase, the value of the fund's debt securities --particularly those with longer durations -- will go down. The value of the fund's high-yield securities are particularly sensitive to changes in interest rates, and there is a higher risk that the company that issued the security may not be able to meet its financial obligations, or that there won't be a market to sell the security at a reasonable price.

This fund's performance will also be
affected if the portfolio manager makes an inaccurate assessment of economic conditions and investment opportunities, and chooses a company that, for example, declares bankruptcy and is no longer able to make interest or principal payments.


Foreign investments can also be affected by the following:


o   adverse political, social or economic developments in foreign countries


o   unfavorable currency exchange rates

o   a lack of liquidity in foreign markets

o   inadequate or inaccurate information about foreign companies

o accounting, auditing and/or financial reporting standards that are different from those in the United States.

Investments in emerging markets are affected by additional risks:

o developing countries have less mature economic structures and political systems than those in developed countries

o they may have high inflation and rapidly changing interest and currency exchange rates.

--------------------------------------------------------------------------------

HOW THE [CLIPART]
FUND HAS
PERFORMED


The bar chart below shows you how the fund's performance has varied from year to year since inception, while the table below compares the fund's long-term performance with the Lehman High Yield Bond Index. This information may help provide an indication of the fund's risks and potential rewards. All figures assume reinvestment of dividends and distributions. Looking at how a fund has performed in the past is important - but it's no guarantee of how it will perform in the future.

Year by year total return (%)(1)


[The following information was depicted as a bar chart in the printed material]

                                     1998
                                     ----
                                    (2.93)


Best and worst quarterly performance during this period:

2nd quarter 1997: up 8.89%
3rd quarter 1998: down 8.44%

Average annual total return

                                                                       Lehman
                                                                        High
                                                                        Yield
                                                                         Bond
                                 Class A       Class B       Class C    Index(2)
--------------------------------------------------------------------------------
One year, ended
December 31, 1998       %        (2.93)        (3.63)        (3.61)       1.87
--------------------------------------------------------------------------------
Since inception(3)      %         7.89          7.12          7.24        6.96
--------------------------------------------------------------------------------

----------
(1) These figures are as of December 31, 1998. They do not reflect sales charges and would be lower if they did.

(2) The Lehman Brothers High Yield Bond Index measures the performance of fixed-income securities that are similar, but not identical, to those in the fund's portfolio.

(3)   The fund commenced operations on January 31, 1997.


                [CLIPART] If you have any questions, please call 1-800-595-7827.


                                     Northstar High Total Return Fund II       5

MEET THE
PORTFOLIO
MANAGERS

--------------------------------------------------------------------------------

Jeffrey Aurigemma


Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997 and has co-managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since March 1998. He joined Northstar in October 1993.

Mr. Aurigemma has over nine years of experience in the management of high yield fixed-income investments. From October 1993 through May 1997 he was a Senior Credit Analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst -- Fixed Income for National Securities & Research Corporation.


Thomas Ole Dial


Thomas Ole Dial has co-managed the Northstar High Total Return Fund II since March 1998, managed the Northstar Balance Sheet Opportunities Fund since May 1997 and managed the Northstar High Total Return Fund since the fund was formed in November 1993. Mr. Dial, who has over 12 years of investment management experience, joined Northstar in October 1993.


Before joining Northstar, Mr. Dial was Executive Vice President, Chief Investment Officer - Fixed Income of National Securities & Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993.

--------------------------------------------------------------------------------

INVESTMENT ADVISER

NORTHSTAR INVESTMENT MANAGEMENT CORPORATION


Northstar Investment Management Corporation (Northstar) provides advice and recommendations about investments made by the funds. Northstar is a registered investment adviser that currently manages over $4 billion in mutual funds and institutional accounts. Northstar's principal address is 300 First Stamford Place, Stamford, Connecticut 06902.

Northstar receives a monthly fee for its services based on the average daily net assets of the funds it manages. The fee is paid by each of the funds at a rate of 0.60% and 0.75% for the Northstar High Yield Fund and the Northstar High Total Return Fund II, respectively.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

THERE ARE THREE STEPS TO TAKE WHEN
YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

o first,  choose a share class
o second, open a Northstar account and make your first investment
o third,  choose one of several ways to buy, sell or exchange shares.

--------------------------------------------------------------------------------

CHOOSING A
SHARE CLASS

All Northstar funds are available in Class A, Class B and Class C shares.

The chart below summarizes the differences between the share classes -- your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and Class A shares avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.

Some of our funds also have Class T shares. You can no longer buy Class T shares unless you are reinvesting income earned on Class T shares, or exchanging Class T shares you already own, including Class T shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through Northstar, but isn't one of the Northstar funds). We've listed actual expenses charged to the funds beginning on page 2.

--------------------------------------------------------------------------------
Maximum       Class A   no limit
amount you    Class B   $500,000
can buy       Class C   $1,000,000
              Class T   can only be purchased by reinvesting income or
                        exchanging other Class T shares
--------------------------------------------------------------------------------
Front-end     Class A   yes, varies by size of investment
sales charge  Class B   none
              Class C   none
              Class T   none
--------------------------------------------------------------------------------
Deferred      Class A   only on  investments of $1 million or more if you sell
sales charge            within 18 months
              Class B   yes, if you sell within 5 years
              Class C   yes,  if you sell  within 1 year
              Class T   yes, if you sell within 4 years
--------------------------------------------------------------------------------

Distribution  Class A   0.05% per year
fee(1)        Class B   0.75% per year
              Class C   0.75% per year
              Class T   from 0.40% to 0.75% per year (varies by fund)
--------------------------------------------------------------------------------
Service       Class A   0.25% per year
fee(1)        Class B   0.25% per year
              Class C   0.25% per year
              Class T   0.25% per year
--------------------------------------------------------------------------------
Conversion    Class B   Class B shares convert to Class A shares after 8 years
              Class T   Class T shares convert to Class A shares after 8 years

----------
(1) Because distribution and service (12b-1) fees are paid on an ongoing basis, Class B, C and T shareholders could end up paying more expenses over the long-term than if they had paid a sales charge.


                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

FRONT-END SALES CHARGES
(Class A shares only)

                                                                 Amount retained
Your investment               Front-end sales charge                  by dealers
--------------------------------------------------------------------------------

                       (as a % of your          (as a % of            (as a % of
                       net investment)         offering price    offering price)
--------------------------------------------------------------------------------
up to $99,999                    4.99                   4.75                4.00
--------------------------------------------------------------------------------
$100,000 to $249,999             3.90                   3.75                3.10
--------------------------------------------------------------------------------
$250,000 to $499,999             2.83                   2.75                2.30
--------------------------------------------------------------------------------
$500,000 to $999,999             2.04                   2.00                1.70

--------------------------------------------------------------------------------
$1,000,000 and over                --                     --                  --
--------------------------------------------------------------------------------

WAYS TO REDUCE OR ELIMINATE SALES CHARGES

There are three ways you can reduce your front-end sales charges.

1. Take advantage of purchases you've already made Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.


2. Take advantage of purchases you intend to make By signing a non-binding letter of intent, you can combine investments you plan to make over a 13-month period to calculate the sales charge you'll pay on each investment.


3. Buy as part of a group of investors You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit:

    o   you, your spouse and your children under the age of 21

    o a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

    o any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

You may not have to pay front-end sales charges or a CDSC if you are:

    o an active or retired trustee, director, officer, partner or employee (including immediate family) of

        --  Northstar or of any of its affiliated companies

        --  any Northstar affiliated investment company

        --  a dealer that has a sales agreement with the distributor

    o a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

    o a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

    o a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

    o   a Brandes employee, officer or partner

    o an owner, participant or beneficiary of life insurance and/or annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more of the funds within sixty days of payment under the contracts.


Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer-sponsored plan with at least 50 eligible employees.


Investment advisors or financial planners who charge a management, consulting or other fee for their service, don't pay a front-end sales charge or a CDSC when they place trades for their own accounts or the accounts of their clients, or when their clients place trades for their own accounts, as long as the accounts are linked to the master account of the investment advisor or financial planner on the books and records of the broker or agent.

Please call us or consult the SAI to find out if you are eligible to reduce your sales charges using any of these methods.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

DEFERRED SALES
CHARGES
(Classes A, B, C & T)

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.

When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.


                                                                  CDSC on shares
Your investment                                                       being sold

--------------------------------------------------------------------------------
First $1,000,000 to $2,499,999                                          1.00%
--------------------------------------------------------------------------------
$2,500,000 to $4,999,999                                                0.50%
--------------------------------------------------------------------------------
$5,000,000 and over                                                     0.25%
--------------------------------------------------------------------------------

CLASS B, C & T SHARES

Years after you
bought the shares                      Class B         Class C         Class T
--------------------------------------------------------------------------------
 1st year                               5.00%           1.00%           4.00%
--------------------------------------------------------------------------------
 2nd year                               4.00%             --            3.00%
--------------------------------------------------------------------------------
 3rd year                               3.00%             --            2.00%
--------------------------------------------------------------------------------
 4th year                               2.00%             --            1.00%
--------------------------------------------------------------------------------
 5th year                               2.00%             --             --
--------------------------------------------------------------------------------
 after 5 years                            --              --             --

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

o   the shareholder dies or becomes disabled

o   you're selling your shares through our systematic withdrawal program

o   you're selling shares of a retirement plan and you are over 70 1/2 years old

o you're exchanging Class B, C or T shares for the same class of shares of another Northstar fund


o   you fall into any of the waiver categories listed on page 8.


Please call us or consult the SAI to find out if you are eligible for a CDSC waiver.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

HOW DEALERS ARE
COMPENSATED

Dealers are paid in three ways for selling shares of Northstar funds:

THEY RECEIVE A COMMISSION WHEN YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

o  Class A investments
   (% of offering price)

                                                  Commission           Amount
                                         received by dealers             paid
                                        out of sales charges           by the
                                                     you pay      distributor
--------------------------------------------------------------------------------
up to $99,999                                           4.00              --
--------------------------------------------------------------------------------
$100,000 to $249,999                                    3.10              --
--------------------------------------------------------------------------------
$250,000 to $499,999                                    2.30              --
--------------------------------------------------------------------------------
$500,000 to $999,999                                    1.70              --
--------------------------------------------------------------------------------
$1,000,000 to $2,499,999                                  --            1.00
--------------------------------------------------------------------------------
$2,500,000 to $4,999,999                                  --            0.50
--------------------------------------------------------------------------------
$5,000,000 and over                                       --            0.25
--------------------------------------------------------------------------------

o  Class B investments
--------------------------------------------------------------------------------
Receives 4% of the sale price from the distributor
--------------------------------------------------------------------------------

o  Class C investments
--------------------------------------------------------------------------------
Receives 1% of the sale price from the distributor
--------------------------------------------------------------------------------

THEY ARE PAID A FEE BY THE DISTRIBUTOR FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information beginning on page 2. Service and distribution fee percentages appear on page 7.

THEY MAY RECEIVE ADDITIONAL BENEFITS AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resources.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders. All payments it receives for Class T shares are paid to Advest, Inc.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

OPENING A
NORTHSTAR
ACCOUNT

Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:

o $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)

o   $250 for retirement accounts


o   $25 if you are investing using our automatic investment plan (see page 13).


Next, open an account in one of two ways:

o give a check to your financial consultant, who will open an account for you, or


o complete an application and mail it to us, along with your check made payable to Northstar Funds.


TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

o  Roth IRAs

o  IRAs

o  SEP-IRAs

o  Simple IRAs.

--------------------------------------------------------------------------------

BUYING, SELLING
AND EXCHANGING

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

o   through your financial consultant

o   directly, by mail or over the telephone

o   using one of our automatic plans.


We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions. Some broker-dealers or agents might charge you a fee if you buy, sell or exchange shares through them.

Instructions for each option appear in the chart on page 13, but here are a few things you should know before you begin.


--------------------------------------------------------------------------------

HOW SHARES ARE
PRICED


The price you pay when you buy and the price you receive when you sell or exchange shares is determined by the net asset value (NAV) per share of the share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the market value of the fund's portfolio securities using the method described in the SAI.


When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

--------------------------------------------------------------------------------

SOME RULES FOR
BUYING

o   The minimum amount of each investment after your first one is:

    --  $100 for non-retirement accounts

    --  $25 for retirement accounts


    --  $25 if you are investing using our automatic investment plan (see page
        13).

o We record most shares on our books electronically. We will issue a certificate if you ask us in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or by using the systematic withdrawal program.


o   We have the right to refuse a request to buy shares.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

SOME RULES FOR
SELLING


o Selling your shares may result in a deferred sales charge. Please refer to the table on page 9.


o We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.


o If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or if you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

o You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing within 30 days from the day you sold the shares, and you must buy the same class of shares as you sold. We will reimburse you for any CDSC you paid. Please see page 16 for information about how this can affect your taxes.


o If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

o In unusual circumstances, we may temporarily suspend the processing of requests to sell.

--------------------------------------------------------------------------------

SOME RULES FOR
EXCHANGING


o When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 16 for information about how this can affect your taxes.

o Before you make an exchange, be sure to read the prospectus that discusses the shares you're exchanging in to.

o You can exchange shares of any fund for the same class of shares of any other fund, or for shares of the Cash Management Fund without a sales charge. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the other funds.


o For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

o We'll let you know 60 days in advance if we want to make any changes to these rules.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

WAYS TO BUY, SELL OR EXCHANGE              WHEN TO USE THIS OPTION
--------------------------------------     -------------------------------------
Through your financial consultant          o buy
                                           o sell
                                           o exchange

--------------------------------------     -------------------------------------
By mail

Please call us if you have any             o buy
questions -- we can't process              o sell
your request until we have all             o exchange
of the documents we need.

--------------------------------------     -------------------------------------
By telephone

To sign up for this service,               o sell
complete section 9 of the                  o exchange
application or call us at
1-800-595-7827.

--------------------------------------     -------------------------------------
Automatic investment plan

To sign up for this service,               o buy
complete section 7 of the
application or call us at
1-800-595-7827.

--------------------------------------     -------------------------------------
Systematic withdrawal program

To sign up for this service,               o sell
complete section 8 of the
application or call us at
1-800-595-7827.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------
HOW TO USE IT
--------------------------------------------------------------------------------

If you're buying shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.


When you're selling or exchanging shares, give your written request to your financial consultant, who may charge you a fee for this service.


--------------------------------------------------------------------------------


Send your request to buy, sell or exchange in writing to:


Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

o  your account number

o  your social security number or taxpayer identification number

o  the name the account is registered in

o the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging in to

o  the dollar value or number of shares you want to buy, sell or exchange.


If you're buying, include a check payable to Northstar Funds with your request.


If you're selling or exchanging, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

o  you are selling more than $50,000 worth of shares

o  your address of record has changed in the past 30 days

o you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.


Signatures can be guaranteed by a bank, a member of a national stock exchange or another eligible institution.


--------------------------------------------------------------------------------

You can sell or exchange up to $50,000 of your shares by telephone. Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. Eastern time.


When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and we process an unauthorized telephone transaction, we are responsible for any losses to your account. Otherwise you are responsible for any unauthorized use of the telephone transaction service.


We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.

--------------------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.

--------------------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program and an automatic investment plan on the same account.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES

--------------------------------------------------------------------------------

HOW THE FUNDS
PAY DISTRIBUTIONS

Each Northstar fund distributes virtually all of its net investment income and net capital gains to shareholders at least annually in the form of dividends.

The Northstar High Yield Fund and Northstar High Total Return Fund II pay dividends monthly.

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account. Distribution options vary by share class, as follows.

Class A, B & C shares

o reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o  receive both income dividends and capital gain distributions in cash.

If you want your distributions sent to an address other than the one we have on record, please request so in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

CLASS T SHARES

You can choose to receive your distributions in cash or by reinvesting them in additional Class T shares of the same fund or any other fund that offers Class T shares.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

MUTUAL FUND
EARNINGS AND
YOUR TAXES

--------------------------------------------------------------------------------

HOW YOUR
DISTRIBUTIONS
ARE TAXED

Each Northstar fund intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

As a result, you'll generally have to pay taxes on any distributions you receive. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

NORTHSTAR                                                              FINANCIAL
HIGH YIELD                                                            HIGHLIGHTS
FUND

The following chart shows the fund's financial performance by share class. The 1998, 1997, 1996 and 1995 figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request. The figures prior to 1995 were audited by other independent accountants.

The fund's performance is also reported in national newspapers under these trading symbols: HiYldA, HiYldB or HiYldT.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A                       Class B                       Class C
Year ended December 31,                  1998    1997    1996   1995(1)  1998    1997   1996  1995(1)  1998   1997   1996   1995(1)
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at the beginning
  of the period                       $  9.14    8.94    8.56   8.68     9.15    8.95   8.57    8.68   9.15   8.95   8.57    8.68
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.75    0.73    0.76   0.48     0.68    0.67   0.71    0.44   0.67   0.67   0.72    0.44
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments               $ (0.55)   0.23    0.44  (0.10)   (0.56)   0.23   0.43   (0.09) (0.54)  0.23   0.42   (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations      $  0.20    0.96    1.20   0.38     0.12    0.90   1.14    0.35   0.13   0.90   1.14    0.35
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
   income                             $ (0.75)  (0.76   (0.75) (0.50)   (0.69)  (0.70) (0.69)  (0.46) (0.69) (0.70) (0.69)  (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized gain      $ (0.06)     --      --     --    (0.06)     --     --      --  (0.06)    --     --      --
------------------------------------------------------------------------------------------------------------------------------------
Dividends from capital                $    --      --   (0.07)    --       --      --  (0.07)     --     --     --  (0.07)     --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   $ (0.81)  (0.76)  (0.82) (0.50)   (0.75)  (0.70) (0.76)  (0.46) (0.75) (0.70) (0.76)  (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at the end of
   the period                         $  8.53    9.14    8.94   8.56     8.52    9.15   8.95    8.57   8.53   9.15   8.95    8.57
------------------------------------------------------------------------------------------------------------------------------------
Total investment return(2)            %  2.25   11.18   14.74   4.48     1.28   10.38  13.94    4.17   1.39  10.37  13.93    4.17

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of
  the period ($000s)                  $31,134  16,213  13,146  7,466  139,711 108,469  79,19 929,063 23,559 21,393 14,275   3,410
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                          %  1.26    1.20    1.11   1.02(3)  1.97    1.91   1.81    1.71(3)1.98   1.92   1.82    1.72(3)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
   to average net assets              %  8.27     8.0   68.60   9.83(3)  7.50    7.35   7.88    9.18(3)7.48   7.35   7.85    9.29(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               %   135     134     128    103      135     134    128     103    135    134    128     103
------------------------------------------------------------------------------------------------------------------------------------


                                                               Class T
Year ended December 31,                  1998        1997       1996         1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Operating performance
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at the beginning
   of the period                      $  9.14        8.94       8.56         8.29       9.31
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.71        0.71       0.73         0.84       0.81
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments         $ (0.54)       0.23       0.45         0.26      (0.99)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations      $  0.17        0.94       1.18         1.10      (0.18)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income  $ (0.73)      (0.74)     (0.73)       (0.83)     (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized gain      $ (0.06)         --         --           --      (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from capital            $    --          --      (0.07)          --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   $ (0.79)      (0.74)     (0.80)       (0.83)     (0.84)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at the
   end of the period                  $  8.52        9.14       8.94         8.56       8.29
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return(2)            %  1.79       10.86      14.49        13.71      (2.18)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of
   the period ($000s)                 $89,116     109,320    124,431      139,711    136,426
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
   average net assets                 %  1.60        1.47       1.31         1.33       1.34
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expense reimbursement
   to average net assets              %    --          --         --           --         --
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets        %  7.83        7.77       8.43         9.69       9.08
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               %   135         134        128          103         86
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3) Annualized.

                [CLIPART] If you have any questions, please call 1-800-595-7827.

FINANCIAL                                                              NORTHSTAR
HIGHLIGHTS                                                            HIGH TOTAL
                                                                  RETURN FUND II

The following chart shows the fund's financial performance by share class. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

The fund's performance is also reported in national newspapers under these trading symbols: HTR 2 A, HTR 2 B or HTR 2 C.


--------------------------------------------------------------------------------

                                                                Class A(1)           Class B(1)           Class C(1)

Year ended October 31,                                        1998     1997        1998     1997        1998     1997

---------------------------------------------------------------------------------------------------------------------------
Operating performance

---------------------------------------------------------------------------------------------------------------------------
  Net asset value at the beginning of the period          $    5.49    5.00          5.49   5.00         5.50    5.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                   $    0.50    0.28          0.47   0.25         0.47    0.25
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments         $   (0.70)   0.53         (0.70)  0.53        (0.71)   0.54
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        $   (0.20)   0.81         (0.23)  0.78        (0.24)   0.79
---------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                    $   (0.48)  (0.28)        (0.44) (0.25)       (0.44)  (0.25)
---------------------------------------------------------------------------------------------------------------------------
  Distributions declared from capital                     $   (0.03)  (0.04)        (0.03) (0.04)       (0.03)  (0.04)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                     $   (0.51)  (0.32)        (0.47) (0.29)       (0.47)  (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value at the end of the period                $    4.78    5.49          4.79   5.49         4.79    5.50
---------------------------------------------------------------------------------------------------------------------------
  Total investment return(2)                              %   (4.23)  16.53         (4.90) 15.91        (4.90)  16.12
---------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
  Net assets at the end of the period ($000s)             $  40,924   8,548       168,859 38,076       53,703  12,334
---------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)              %    1.44    1.26          2.17   1.95         2.17    1.95
---------------------------------------------------------------------------------------------------------------------------
  Ratio of expense reimbursement to average net assets(3) %    0.01    3.36          0.02   0.75         0.01    0.78
---------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets(3) %    8.90    5.89          8.17   5.20         8.16    5.17
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                 %     150     164           150    164          150     164
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(1) Classes A, B and C commenced operations on January 31, 1997.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3) Annualized.

                                                                     WHERE TO GO
                                                                        FOR MORE
                                                                     INFORMATION

--------------------------------------------------------------------------------


You'll find more information about the Northstar High Yield Fund and Northstar High Total Return Fund II in our:


ANNUAL/SEMIANNUAL REPORTS

Include a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION


The SAI contains more detailed information about the Northstar High Yield Fund and Northstar High Total Return Fund II. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/semiannual reports, the SAI or other fund information, or to make shareholder inquiries:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902

1-800-595-7827


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. Otherwise, you may obtain the information for a fee by contacting the SEC:


Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

1-800-SEC-0330


Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.


When contacting the SEC, you will want to refer to the fund's SEC file number. The file numbers are as follows:

Northstar High Yield Fund                     811-5496
Northstar High Total Return Fund II           811-7978


--------------------------------------------------------------------------------
Year 2000 update: Northstar, the Sub-Advisers, Administrator and other service providers are taking steps to address any year 2000-related computer problems. However, as with all companies that rely on computer systems to process date-related information, there is some risk that these problems could disrupt the funds' operations and/or the financial markets generally. There is also the risk that a fund's performance may be adversely affected if the value of its portfolio holdings decreases due to year 2000-related computer problems.
--------------------------------------------------------------------------------


                [CLIPART] If you have any questions, please call 1-800-595-7827.

                                [GRAPHIC OMITTED]
                                   NORTHSTAR
                      STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 1999

                            * NORTHSTAR Special Fund
                         * NORTHSTAR Mid-Cap Growth Fund

                             * NORTHSTAR Growth Fund

                         * NORTHSTAR Growth + Value Fund
                      * NORTHSTAR International Value Fund
                     * NORTHSTAR Emerging Markets Value Fund
                    * NORTHSTAR Research Enhanced Index Fund
                        * NORTHSTAR Income & Growth Fund
                     * NORTHSTAR Government Securities Fund
                           HNORTHSTAR High Yield Fund
                      * NORTHSTAR High Total Return Fund II
                       * NORTHSTAR High Total Return Fund
                            300 First Stamford Place
                           Stamford, Connecticut 06902
                                 (202) 602-7950
                                 (800) 595-7827

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectuses of the Funds dated March 1, 1999, as each may be revised from time to time. To obtain a copy of a Prospectus for the Funds, please contact Northstar Investment Management Corporation at the address or phone number listed above.


      Northstar Investment Management Corporation ("Northstar" or the "Adviser") serves as the Funds' investment adviser. Northstar has engaged Navellier Fund Management, Inc. to serve as Sub-Adviser to the Northstar Growth + Value Fund, subject to the supervision of Northstar. Northstar has engaged Brandes Investment Partners, L.P. to serve as Sub-Adviser to the Northstar International Value Fund and Northstar Emerging Markets Value Fund, subject to the supervision of Northstar. Northstar has engaged J.P. Morgan Investment Management Inc. to serve as Sub-Adviser to the Northstar Research Enhanced Index Fund, subject to the supervision of Northstar. Collectively, Navellier Fund Management, Inc., Brandes Investment Partners, L.P. and J.P. Morgan Investment Management Inc. will be referred to as (the "Sub-Advisers"). Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Funds. Northstar Administrators Corporation (the "Administrator") is the Funds' administrator. The Underwriter and the Administrator are affiliates of Northstar.


                                   ----------

                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS ...................................................    2
INVESTMENT TECHNIQUES .....................................................    7
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION ...........................   15

SERVICES OF NORTHSTAR, THE SUB-ADVISERS AND THE ADMINISTRATOR .............   16

NET ASSET VALUE ...........................................................   20
PURCHASES AND REDEMPTIONS .................................................   21
DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   22
UNDERWRITER AND DISTRIBUTION SERVICES .....................................   25
TRUSTEES AND OFFICERS .....................................................   30
OTHER INFORMATION .........................................................   34
PERFORMANCE INFORMATION ...................................................   35
FINANCIAL STATEMENTS ......................................................   39
APPENDIX ..................................................................  A-1

                            INVESTMENT RESTRICTIONS


      Northstar Special, Growth, Government Securities and High Yield Funds. The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Each Fund may not:

      1. Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

      2. Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; provided, however, that up to 25% of the Fund's total assets may be invested without regard to these limitations;


      3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;


      4. Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);


      5. Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;


      6. Make loans, except that each of these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;


      7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

      8. Borrow money in excess of 5% of its total assets (taken at market value);

      9. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);


      10. Purchase more than 10% of the voting securities of any one issuer, except U.S. government securities;


      11. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;


      12. Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;


      13. Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

      14. Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

      15. Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging" criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

      16. Invest in securities of any issuer if any officer or Trustee of the Fund or any officer or director of Northstar owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and Trustees own in the aggregate more than 5% of the securities of such issuer;


      17. Invest in interests in oil, gas or other mineral exploration or development programs (although it may invest in issuers that own or invest in such interests);

      18. Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

      19. Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

      20. Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

      21. Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions.


      Northstar Mid-Cap Growth Fund. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:


      1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

      2. Underwrite the securities of others;

      3.  Purchase  or  sell  real  property,   including  real  estate  limited
partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

      4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

      5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

      6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

      7. Sell short, except that the Fund may enter into short sales against the box;

      8. Invest more than 25% of its assets in any one industry or related group of industries;


      9. With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;


      10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

      11.Borrow money in excess of 10% of its net assets for temporary purposes;

      12. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

      13. Make an investment for the purpose of exercising control over management;

      14. Invest more than 15% of its net assets in illiquid securities; or

      15. Borrow any amount in excess of 10% of the Fund's assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

      Northstar Growth + Value Fund. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:


      1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

      2. Underwrite the securities of others;

      3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

      4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

      5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

      6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

      7. Sell short, except that these Funds may enter into short sales against the box;

      8. Invest more than 25% of its assets in any one industry or related group of industries;


      9. With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;


      10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

      11. Borrow money except to the extent permitted under the 1940 Act;

      12. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

      13. Make an investment for the purpose of exercising control over management;

      14. Invest more than 15% of its net assets in illiquid securities; or

      15. Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.


      Northstar International Value Fund and Northstar Emerging Markets Value Fund. The Funds have adopted investment restrictions numbered 1 through 6 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

      1. Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings are in excess of 5% of the value of its total assets are outstanding;


      2. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);


      3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

      4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

      5. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts;

      6. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

      7. Make short sales of securities or maintain a short position, except for short sales against the box;

      8. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

      9. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

      10. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

      11. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

      12. Invest more than 15% of its net assets in illiquid securities.


      Northstar Research Enhanced Index Fund. The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 14 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:


      1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 33 1/3% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

      2. Underwrite the securities of others;

      3.  Purchase  or  sell  real  estate,   including   real  estate   limited
partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

      4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

      5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 1/3% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

      6. Invest more than 25% of its assets in any one industry;


      7. With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;


      8. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

      9. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

      10. Sell short, except that the Fund may enter into short sales against the box;

      11. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act, rules thereunder or any order pursuant thereto or by any state in which shares of the Fund are registered;

      12. Make an investment for the purpose of exercising control over management;

      13. Invest more than 15% of its net assets in illiquid securities; or

      14. Borrow any amount in excess of 33 1/3% of the Fund's assets, other than for temporary emergency or administrative purposes.

      As a fundamental policy, this Fund may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, this Fund does not intend to borrow any amount in excess of 10% of its assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, this Fund will not make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If this Fund should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

      In addition to the above noted investment policies, the Research Enhanced Index Fund's Sub-Adviser intends to monitor the sector and security weightings of its portfolio relative to the composition of the S&P 500 Index. In that regard, the Sub-Adviser intends to manage the Fund so that its sector weightings and securities holdings closely approximate the sector and securities weightings of the Index. As noted in the prospectus, the Sub-Adviser may vary modestly the weightings of portfolio securities so that index securities that appear to be overvalued may be underweighted and securities that may appear to be underweighted may be overvalued. Steps will be taken periodically to rebalance positions consistent with maintaining reasonable transaction costs and reasonable weightings relative to the Index. While the Fund seeks to modestly outperform the S&P 500 Index, the Fund expects that its returns will have a coefficient correlation of 0.90% or better to the S&P 500 Index.


      Northstar Income and Growth Fund, Northstar High Total Return Fund II and Northstar High Total Return Fund. The Funds have adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 17 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:


      1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

      2. Underwrite the securities of others;

      3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

      4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

      5. Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Northstar, subject to conditions established by Northstar) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

      6. Participate in any joint trading accounts;

      7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

      8. Sell short, except that these Funds may enter into short sales against the box;

      9. Invest more than 25% of its assets in any one industry or related group of industries;


      10. Purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;


      11. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

      12. Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

      13. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

      14. Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Northstar who each own beneficially more than 1/2 of 1% of its securities;

      15. Make an investment for the purpose of exercising control over management;

      16. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

      17. Invest in interests in oil, gas or other mineral exploration development programs (including oil, gas or other mineral leases).

      As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If any of these three Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

      In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those foreign jurisdictions where that Fund intends to offer or sell its shares.

                              INVESTMENT TECHNIQUES

      Additional Information on GNMAs. The Funds may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. A substantial portion of the assets of the Government Securities Fund have, at various times, been invested in obligations of the Government National Mortgage Association (popularly called GNMAs or Ginnie Maes). All of the other Funds may also invest in GNMAs from time to time.

      GNMAs are mortgage backed securities representing part ownership of a pool of mortgage loans, in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under the guarantee. The Funds purchase "modified pass-through" type GNMA Certificates for which principal and interest are guaranteed, rather than the "straight pass through" Certificates for which such guarantee is not available. The Funds also purchase "variable rate" GNMA Certificates and may purchase other types that may be issued with GNMA's guarantee.

      When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or when foreclosure occurs, such principal payments are passed through to the Certificate holders (such as a Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool, which will have maturities of up to 30 years. Because of such variation in prepayment rights, it is not possible to accurately predict the life of a particular GNMA Certificate.

      Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal, less the GNMA and issuer's fees. The portion of the monthly payment that represents a return of principal may be reinvested by a Fund holding the GNMA in then-available GNMA obligations, which may bear interest at a rate higher or lower than the obligation from which the payment was received, or in a differing security. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Unpredictable prepayments of principal, however, can greatly change realized yields. In a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. As with other debt instruments, the price of GNMA Certificates is likely to decrease in times of rising interest rates. Price changes of the GNMA Certificates held by a Fund have a direct impact on the net asset value per share of the Fund.

      When interest rates rise, the value of a GNMA Certificate will generally decline. Conversely, when rates fall, the GNMA Certificate value may rise, although not as much as other debt issues, due to the prepayment feature. As a result, the price per share a Fund's shareholder receives on redemption may be more or less than the price paid for the shares.
The dividends per share paid by the Government Securities Fund may also vary.


      Derivative Instruments. The Funds may invest in Derivative Instruments. Derivative Instruments are securities that derive their value from the performance of an underlying asset, usually take the form of a contract to buy or sell as asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative Instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.


      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar and the Sub-Advisers will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

      Firm Commitments and When-Issued Securities. Each Fund may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or marketable securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund may dispose of a security prior to settlement if Northstar or the Fund's Sub-Adviser deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.

      A Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

      A Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

      Floating or Variable Rate Instruments. The Funds may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

      Futures Transactions -- In General. A Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

      Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

      Successful use of futures by the Fund also is subject to the Manager's or Sub-Adviser's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC"), the Fund may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

      Index Warrants. The Research Enhanced Index Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Research Enhanced Index Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Research Enhanced Index Fund will normally use Index Warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Although the Research Enhanced Index Fund will normally invest only in exchange-listed warrants, Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

      Lending Portfolio Securities. A Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets (30% of the value of total assets in the case of the Northstar International Value and the Northstar Emerging Markets Value Funds), provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. A Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. government securities).

      There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.

      Loan Participations and Assignments. Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

      When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

      Options -- In General. The Funds may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

      A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities or by purchasing a call option on the same security with an equal or lower exercise price. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

      Privately Issued Collateralized Mortgage-Backed Obligations, Interest Obligations and Principal Obligations. Each of the Mid-Cap Growth Fund, Growth + Value Fund, International Value Fund, Emerging Markets Value Fund, Research Enhanced Index Fund, Income and Growth Fund, High Total Return Fund II and High Total Return Fund may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Northstar believes that such investments are consistent with the Fund's investment objective. "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Privately issued CMOs are generally illiquid. Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the sources of funds used to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities.

      On a CMO, a series of bonds or certificates is issued in multiple classes. Each class of a CMO, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. The Funds may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

      Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by Northstar or a Sub-Adviser under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

      Repurchase Agreements. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar and the Sub-Advisers will use standards set by the relevant Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with such Fund. In addition, no more than an aggregate of 15% of a Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

      Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the Funds, excluding the Northstar Trust and the Northstar Equity Trust, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.

      As an alternative to using repurchase agreements, a Fund may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

      Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its custodian, containing cash, U.S. government securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The Funds do not account for dollar rolls as a borrowing.

      These agreements may involve the risk that the market value of the securities to be repurchased by a Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.

      Short Sales. A Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

      Specific Futures Transactions. The Funds may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      The Funds may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

      The Funds may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

      The International Value Fund and Emerging Markets Value Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by these Funds. As a general rule, the International Value Fund and Emerging Markets Value Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, these Funds will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Funds' existing futures positions and premiums paid for such options would exceed 5% of the market value of the Funds' net assets.

      Specific Options Transactions. The Funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

      The Funds may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by the Funds of options will be subject to the ability of Northstar and the Sub-Advisers to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent these predictions are incorrect, the Funds may incur losses.

      Zero Coupon Securities. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Each Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

      Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Funds may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.

Risks of International Investing


      The Funds may invest in foreign securities as noted in their respective prospectuses and herein. The Research Enhanced Index Fund may invest up to 20% of its total assets in foreign securities. Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of a Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in a fund that may invest in foreign securities.


Emerging Markets and Related Risks

      The International Value Fund may invest up to 25% of its assets and the Emerging Markets Value Fund may invest greater than 65% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that is generally considered a developing country by the international financial community.
Currently,  these  markets  include,  but are not  limited  to,  the  markets of
Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Jordan, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Portugal, Russia, South Africa, Thailand, Turkey, Venezuela and Zaire. As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

      Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.


      Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging market countries.


      Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.


      Additional Information on Foreign Securities. Each Fund, except Government Securities Fund, may invest in securities of foreign issuers. Each of these Funds other than International Value, Emerging Markets Value, High Yield, High Total Return II and High Total Return Funds may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. High Yield Fund may invest up to 35% of its total assets and High Total Return Fund II and High Total Return Fund may each invest up to 50% of its assets in foreign securities. International Value Fund and Emerging Markets Value Fund may each invest up to 100% of its assets in securities of foreign issuers.

      Additional Information on High Yield Securities. High Yield Fund, High Total Return Fund II, and High Total Return Fund each may invest in lower-rated fixed income securities (i.e., junk bonds) to the extent described in the Prospectus. The lower ratings of certain securities held by these Funds reflect a greater possibility that adverse changes in the financial condition of the issuer or economic conditions in general, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by these Funds more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for the securities held by it, a Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Rating Service ("S&P") (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix for a description of a security.


      Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will effect a Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Northstar will monitor the investment to determine whether its retention will assist in meeting a Fund's investment objective.

      Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


      Northstar, and the Sub-Adviser in the case of Growth + Value Fund, International Value Fund, Emerging Markets Value Fund and Research Enhanced Index Fund, places orders for the purchase and sale of the Funds' securities, supervises their execution and negotiates brokerage commissions on behalf of each Fund. For purposes of the remainder of this section, "Portfolio
Transactions and Brokerage Allocation," discussion of Northstar includes the Sub-Adviser, but only with respect to Growth + Value Fund, International Value Fund, Emerging Markets Value Fund and Research Enhanced Index Fund. It is the practice of Northstar to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by Northstar, the rate is deemed by Northstar to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought a Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value and payment of such commissions is authorized by Northstar after the transaction has been consummated. If Northstar more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. Northstar believes that each Fund benefits with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. Over-the-counter purchases and sales are transacted directly with principal market-makers, except in those circumstances where, in the opinion of Northstar, better prices and execution are available elsewhere.

      In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides Northstar with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to Northstar and is available for the benefit of other accounts advised by Northstar and its affiliates, and not all of this information will be used in connection with the Funds. While this information may be useful to varying degrees and may tend to reduce the
Adviser's expenses, it is not possible to estimate its value, and, in the opinion of Northstar, it does not reduce the Adviser's expenses by a determinable amount. The extent to which Northstar makes use of statistical, research and other services furnished by brokers is considered by Northstar in the allocation of brokerage business, but there is no formula by which such business is allocated. Northstar does so in accordance with its judgment of the best interests of the Funds and their shareholders.

      Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.


      In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Northstar generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.


      Each Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Funds. By allocating transactions in this manner, Northstar is able to supplement its research and analysis with the views and information of other securities firms. During the fiscal years ended October 31, 1998, October 31, 1997 and October 31, 1996 in the case of the Growth + Value, International Value, Emerging Markets Value, Research Enhanced Index, Income and Growth, High Total Return II, and High Total Return Funds and the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996 for the Special, Mid-Cap Growth, Growth, Government Securities and High Yield Funds, each of the Funds listed below paid the total brokerage commissions indicated below, including, in the case of the Special, Growth, Government Securitites and High Yield Funds, commissions to Advest, Inc. ("Advest"), an affiliate of the Funds' former investment adviser.

       Brokerage Commissions Paid During 1998, 1997 and 1996 Fiscal Years

                                                       October 31,
                                            -----------------------------------
                                              1998          1997         1996
                                            --------      --------      -------
Growth + Value Fund ..................      $339,495      $170,986      N/A
International Value Fund(1) ..........      $995,910      $421,452      $ 46,650
Emerging Markets Value Fund(2) .......      $ 33,868           N/A      N/A
Research Enhanced Index Fund(3) ......           N/A           N/A      N/A
Income and Growth Fund ...............      $ 93,492      $507,638      $249,474
High Total Return Fund II ............           $--           $--      N/A
High Total Return Fund ...............           $--      $    222      $ 11,433

--------------
(1) Prior to April 21, 1997, the International Value Fund was operated as the Brandes International Fund, a series of the Brandes Investment Trust, and distributed by Worldwide Value Distributors, L.L.C.
(2)   Northstar  Emerging Markets Value Fund commenced  operations on January 1,
      1998.
(3) Northstar Research Enhanced Index Fund commenced operations on December 30, 1998.


                                                       December 31,
                                            -----------------------------------
                                              1998          1997         1996
                                            --------      --------      -------
Special Fund .........................      $957,784      $874,698      $479,135
Mid-Cap Growth Fund(1) ...............      $ 54,968           N/A           N/A
Growth Fund ..........................      $423,680      $169,066      $124,024
Government Securities Fund ...........      $193,230      $   --        $  1,049
High Yield Fund ......................      $   --        $   --        $ 16,591

---------------

(1) Northstar Mid-Cap Growth Fund commenced operations on August 20, 1998.

      A change in securities held in the portfolio of a Fund is known as "portfolio turnover" and may involve the payment by a Fund of dealer markups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables in the prospectus. In evaluating a Fund's portfolio turnover rate, you should keep in mind that a 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A Fund's portfolio turnover rate may be higher than the Fund's historical portfolio turnover rates if a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders.


          SERVICES OF NORTHSTAR, THE SUB-ADVISERS AND THE ADMINISTRATOR


      Pursuant to an Investment Advisory Agreement with each Fund, Northstar Investment Management Corporation acts as the Investment Adviser to each Fund. In this capacity, Northstar, subject to the authority of the Trustees of the Funds, and subject to delegation of certain responsibilities to Navellier Fund Management, Inc. as the Sub-Adviser for the Growth + Value Fund, Brandes Investment Partners, L.P. as the Sub-Adviser for the International Value Fund and the Emerging Markets Value Fund and J.P. Morgan Investment Management Inc. as the Sub-Adviser for the Research Enhanced Index Fund, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of each Fund's portfolio. Northstar oversees the investment management of the Sub-Advisers for the Funds which are managed by a Sub-Adviser.

      Northstar is an indirect wholly owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through ReliaStar Life Insurance Company ("ReliaStar Life") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of Northstar is 300 First Stamford Place, Stamford, Connecticut 06902. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

      Northstar charges a fee under each advisory agreement to Special Fund, Mid-Cap Growth Fund, Growth Fund, Growth + Value Fund, International Value Fund, Emerging Markets Value Fund, Research Enhanced Index Fund, Government Securities Fund, High Yield Fund and High Total Return Fund II at an annual rate of 0.75%, 1.00%, 0.75%, 1.00%, 1.00%,

1.00%, 0.70%, 0.65%, 0.60% and 0.75% of such Fund's average daily net assets, respectively. This fee is accrued daily and payable monthly.

      Northstar charges a fee to the Income and Growth Fund and High Total Return Fund at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each Fund, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion.

      The Investment Advisory Agreement for the Income and Growth Fund and High Total Return Fund was originally approved by the Trustees of the Northstar Trust on October 23, 1993, and by the sole Shareholder of the Northstar Income and Growth Fund and High Total Return Fund on November 8, 1993. The Investment Advisory Agreement was last renewed by the Trustees for one year on April 30, 1998. It will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the Fund as defined in the 1940 Act.

      The Investment Advisory Agreement for the Growth + Value Fund, High Total Return Fund II, International Value Fund and Research Enhanced Index Fund was approved by the Trustees of the Northstar Trust on July 31, 1996, October 29, 1996, January 23, 1997 and December 16, 1998, respectively. The Investment Advisory Agreement for the Growth + Value, International Value and High Total Return II Funds was last renewed on April 30, 1998. The Investment Advisory
Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the Fund as defined in the 1940 Act.

      The Investment Advisory Agreement for the Emerging Markets Value Fund was approved by the Trustees of the Northstar Trust on behalf of the Fund on October 29, 1997, and by the sole shareholder of the Fund on November 8, 1997. The Investment Advisory Agreement will continue in effect until November 8, 1999, and then will continue in effect from year to year, if specifically approved annually by (a) the Trustees of the Trust, on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the Fund as defined in the 1940 Act.


      The Investment Advisory Agreement for the Mid-Cap Growth Fund was approved by the Trustees of the Trust on July 29, 1998, and by the sole Shareholder of the Fund on July 31, 1998. The Investment Advisory Agreement will continue in effect for a period of two years and annually thereafter if specifically approved by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the Fund as defined in the 1940 Act.

      Each Investment Advisory Agreement for the remaining Funds was approved by the Trustees of the affected Fund on March 1, 1995 and by the shareholders of such Fund on June 2, 1995. Each such Investment Advisory Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the particular Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of such Fund as defined in the 1940 Act. The Agreements were last renewed on April 30, 1998.


     A Fund's Investment Advisory Agreement may be terminated without payment of any penalty by Northstar, the Trustees of the Trust, on behalf of the Fund, or the shareholders of the Fund on not more than 60 days and not less than 30 days prior written notice. Otherwise, a Fund's Investment Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Trust, on behalf of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Investment Agreement or "interested persons" (as defined in the 1940 Act) of any such Party. Such agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.

      Pursuant to a Sub-Advisory Agreement between Northstar and Navellier Fund Management, Inc. ("Navellier"), dated July 31, 1996 and amended and restated on July 1, 1998, Navellier acts as sub-adviser to the Growth + Value Fund. In this capacity, Navellier, subject to the supervision and control of Northstar and the Trustees of such Fund, will manage the Fund's portfolio investments, consistently with its investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay Navellier at the annual rate of 0.50% of the average daily net assets of Growth + Value Fund. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is: 1 East Liberty, Third Floor, Reno, Nevada, 89501. The Sub-Advisory Agreement for Growth + Value Fund was initially approved by the Trustees of the Trust, on behalf of the Fund, on July 31, 1996. The Amended and Restated Sub-Advisory Agreement dated July 1, 1998 was approved by the Trustees of the Trust, on behalf of the Fund, on May 28, 1998. The Sub-Advisory Agreement may be terminated without payment of any penalty by Northstar, Navellier, the Trustees of the Trust, on behalf of the Fund, or the shareholders of such Fund on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Trust, on behalf of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Trust, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

      Pursuant to a Sub-Advisory Agreement between Northstar and Brandes Investment Partners, L.P. ("Brandes"), dated February 28, 1997 and a Sub-Advisory Agreement between Northstar and Brandes dated November 8, 1997, Brandes acts as Sub-Adviser to the International Value Fund and the Emerging Markets Value Fund, respectively. In this capacity, Brandes, subject to the supervision and control of Northstar and the Trustees of the Funds, will manage each Fund's portfolio investments, consistently with each Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay Brandes at the annual rate of 50% of the management fee that each of the Funds it subadvises pays Northstar. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes. The Sub-Advisory Agreement for the International Value Fund was approved by the Trustees of the Fund on January 23, 1997. The Sub-Advisory Agreement for the Emerging Markets Value Fund was approved by the Trustees of the Trust, on behalf of the Fund, on October 29, 1997. The Sub-Advisory Agreements may be terminated without payment of any penalty by Northstar, Brandes, the Trustees of the Funds, or the shareholders of the Funds on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Trust on behalf of each of the Funds, or the vote of a majority of the outstanding voting securities of such Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of such Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

      Pursuant to a Sub-Advisory Agreement between Northstar and J.P. Morgan Investment Management Inc., ("J.P. Morgan"), dated December 21, 1998, J.P.
Morgan acts as sub-adviser to the Research Enhanced Index Fund. In this capacity, J.P. Morgan, subject to the supervision and control of Northstar and the Trustees of the Trust, on behalf of the Fund, will manage the Fund's portfolio investments, consistently with the Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay J.P. Morgan at the annual rate of 0.20% of the average daily net assets of the Fund. J.P. Morgan's address is 522 Fifth Avenue, New York, New York 10036. The Sub-Advisory Agreement for the Fund was approved by the Trustees of Trust, on behalf of the Fund on December 16, 1998. The Sub-Advisory Agreement may be terminated without payment of any penalty by Northstar, the Trustees of the Trust, on behalf of the Fund, or the shareholders of the Fund on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Trust, on behalf of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.


      Northstar Administrators Corporation serves as administrator for the Funds, pursuant to an Administrative Services Agreement with each Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by Northstar under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring Northstar for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of Northstar. The address of the Administrator is 300 First Stamford Place, Stamford, Connecticut 06902.

      The Administrative Services Agreement was approved by the Trustees of the Northstar Trust on behalf of the Northstar Income and Growth Fund and Northstar High Total Return Fund on October 23, 1993. The Agreement was last renewed by the Trustees for one year on April 30, 1998 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees of the Trust, on behalf of such funds. The Administrative Services Agreement for the Northstar Growth + Value Fund was approved by the Trustees of the Northstar Trust on July 31, 1996 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees. The Administrative Services Agreement for Northstar International Value Fund was approved by the Trustees of the Northstar Trust on January 23, 1997 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees.


      The Administrative Services Agreement for the Northstar High Total Return Fund II was approved by the Trustees of the Northstar Trust on October 29, 1996. The Agreement was last renewed by the Trustees of the Trust, on behalf of the Fund, on April 30, 1998 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees.


      The Administrative Services Agreement for the Northstar Emerging Markets Value Fund was approved by the Trustees of the Northstar Trust on behalf of the Fund on October 29, 1997. The Administrative Services Agreement will continue in effect until November 8, 1999, and then will continue in effect from year to year, if specifically approved annually by a majority of the Trustees of the Trust on behalf of the Fund.

      The Administrative Services Agreement for the Northstar Mid-Cap Growth Fund was approved by the Trustees of the Northstar Equity Trust on behalf of the Fund on July 29, 1998, and will continue in effect for a period of two years and annually thereafter if such continuance is approved annually by a majority of the Trustees of the Trust.

      The Administrative Services Agreement for the Northstar Research Enhanced Index Fund was approved by the Trustees of the Northstar Trust on behalf of the Fund on December 16, 1998, and will continue in effect for a period of two years and annually thereafter if such continuance is approved annually by a majority of the Trustees of the Trust.

      Each Administrative Services Agreement for the remaining Funds was approved by the Trustees of the particular Fund on March 1, 1995. The agreement was last renewed by the Trustees for one year on April 30, 1998 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Disinterested Trustees of the affected Fund.

      The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of 0.10% of each Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares in a Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.

      During the fiscal years ended October 31, 1998, 1997 and 1996, and during the fiscal years ended December 31, 1998, 1997 and 1996, respectively, the Funds listed below paid Northstar and the Administrator the following investment advisory and administrative fees:


                   Total Advisory and Administrative Fees Paid
                    During the Fiscal Year Ended October 31,


                                        1998             1998            1997              1997            1996           1996
                                   ----------------  ------------- -----------------  --------------  -------------   -----------
                                   Advisory Fees(1)  Admin. Fees(1) Advisory Fees(2)  Admin. Fees(2)  Advisory Fees   Admin. Fees
                                   ----------------  -------------- ----------------  --------------  -------------   -----------
Growth + Value Fund .............. $   1,696,786        169,679          538,291          74,529             N/A           N/A
International Value Fund(3) ...... $   3,501,309        486,422          789,163         116,315         259,033        60,000
Emerging Markets Value Fund ...... $      45,079          4,508              N/A             N/A             N/A           N/A
Research Enhanced Index Fund(4) .. $          --             --              N/A             N/A             N/A           N/A
Income and Growth Fund ........... $   1,399,807        186,641        1,513,778         233,759       1,548,967       242,294
High Total Return Fund II ........ $   1,470,229        196,031           68,888          14,025             N/A           N/A
High Total Return Fund ........... $   5,691,286        995,897        5,442,788         989,855       2,639,662       359,978

------------------

(1) Does not reflect expense reimbursement of $99,612 for Emerging Markets Value Fund and $27,865 for High Total Return Fund II.


(2) Does not reflect expense reimbursement of $11,165 for Growth + Value Fund, $173,911 for International Value Fund or $105,669 for Northstar High Total Return Fund II.

(3) Prior to April 21, 1997, the International Value Fund was managed by Brandes Investment Partners L.P. The administrator for the Fund was the Investment Company Administration Corporation.

(4) Northstar Research Enhanced Index Fund commenced operations on December 30, 1998.

                   Total Advisory and Administrative Fees Paid
                      During Fiscal Year Ended December 31,


                                     1998            1998       1997          1997        1996           1996
                                   Advisory          Admin.   Advisory        Admin.     Advisory        Admin.
                                     Fees            Fees       Fees          Fees        Fees           Fees
                                     ----            ----       ----          ----        ----           ----
Special Fund(1) ................  $ 2,033,840      392,303    2,341,067      266,145    1,146,789          --
Mid-Cap Growth Fund(3) .........  $    73,797        7,380          N/A          N/A          N/A         N/A
Growth Fund(1) .................  $ 1,541,921      239,970    1,412,949      136,648      575,383          --
Government Securities Fund(1)(2)  $   697,032      133,321      762,504      180,250      941,594          --
High Yield .....................  $ 1,537,716      322,406    1,289,419       78,343      923,929          --

-----------------

(1) Does not reflect expense reimbursement of $37,687 for the Mid-Cap Growth Fund and a fee waiver of $160,854 for the Government Securities Fund for the year ended December 31, 1998; expense reimbursement of $10,635 for the Growth Fund and $227,803 for the Government Securities Fund for the year ended December 31, 1997; and expense reimbursement of $20,615 for the Special Fund and $34,126 for the Growth Fund for the year ended December 31, 1996.

(2)   Net of  waiver of  investment  advisory  fees of  $160,854,  $201,863  and
      $284,286  for  the  years  ended   December  31,  1998,   1997  and  1996,
      respectively.

(3)   Northstar Mid-Cap Growth Fund commenced operations on August 20, 1998.


      During the fiscal years ended October 31, 1998, 1997 and 1996, the Funds listed below paid the following subadvisory fees:

           Total Subadvisory Fees Paid During Fiscal Year October 31,

                                             1998            1997         1996
                                          ----------      ----------     -------
Growth + Value Fund ................      $  998,812      $  275,490         N/A
International Value Fund ...........       1,750,654         288,604         N/A
Emerging Markets Value Fund ........          26,985             N/A         N/A
Income and Growth Fund .............         178,919         245,657      21,173

      During the fiscal years ended December 31, 1998, 1997 and 1996, the Northstar Special Fund paid the following subadviser fees:

        Total Subadvisory Fees Paid During Fiscal Year Ended December 31,

                                              1998           1997         1996
                                            --------      ----------     -------
Special Fund                                $789,408       1,498,283     763,034

                                 NET ASSET VALUE

      For each Fund in the Northstar Trust, equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. For the Northstar Special, Mid-Cap Growth, Growth, Government Securities and High Yield Funds, portfolio securities, options and futures contracts and options thereon that are traded on national exchanges or in the NASDAQ System are valued at the last sale or settlement price on the exchange or market where primarily traded or, if none that day, at the mean of the last reported bid and asked prices, using prices as of the close of trading on the applicable exchange or market. Securities and options that are traded in the OTC market (other than on the NASDAQ System) are valued at the mean of the last available bid and asked prices. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Securities (including OTC options) for which market quotations are not readily available (which may constitute a major portion of the High Yield Fund's portfolio) and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.

      The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock

Exchange (usually 4:00 p.m. Eastern time), on each business day that the New York Stock Exchange is open. Net asset value per share is computed by determining the value of a Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B, Class C and Class T shares of each Fund will generally be lower than that of the Class A or Class I shares because of the higher class specific expenses borne by each of the Class B, Class C and Class T shares. Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for each Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus.

                            PURCHASES AND REDEMPTIONS

      Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to a front-end or contingent deferred sales load. There is no sales charge for qualified persons. "Qualified Persons" are the following (a) active or retired Trustees, Directors, Officers, Partners or Employees (including immediate family) of (i) Northstar or any of its affiliated companies, (ii) the Funds or any Northstar affiliated investment company or (iii) dealers having a sales agreement with the Underwriter, (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above; (c) dealers, brokers or registered investment advisers that have entered into an agreement with the Underwriter providing for the use of shares of the Funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of the clients of such brokers, dealers and registered investment advisers, and (d) pension, profit sharing or other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, provided that such shares are purchased by an employer sponsored plan with at least 50 eligible employees and (e) service providers of (i) Northstar or any of its affiliated companies or (ii) the Funds or any Northstar affiliated investment company and (f) Brandes employees, officers and partners. Class A shares of the Funds may be purchased at net asset value, through a dealer, where the amount invested represents redemption proceeds from another open-end fund sold with a sales load and the same or similar investment objective, and provided the following conditions are met: such redemption occurred no more than 60 days prior to the purchase of shares of a Northstar Fund, the redeemed shares were held for at least six months prior to redemption, and the proceeds of the redemption are sent directly to Northstar or its agent, or maintained in cash or a money market fund. No commissions will be paid to dealers in connection with such purchases. There is also no initial sales charge for "Purchasers" (defined below) if the initial amount invested in the Funds is at least $1,000,000 or the Purchaser signs a $1,000,000 Letter of Intent, as hereinafter defined.


      Reduced Sales Charges on Class A Shares. Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of Fund shares made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including IRAs, pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the "Code"), a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP") and 403(b) and 457 plans, although more than one beneficiary or participant is involved); and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described in the Prospectus.

      Purchases In-Kind of the Northstar International Value Fund. Investors may, subject to the approval of the Northstar International Value Fund, Northstar and Brandes, purchase shares of the Northstar International Value Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if Northstar or Brandes intends to retain the securities in the Fund as an investment.
The Fund reserves the right amend or terminate this practice at any time.

      Redemptions. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

      The contingent deferred sales charge will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump sum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A) (iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a tax free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by (A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of AGI registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.

      Exchanges. The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

      Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Northstar to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Northstar reserves the right to reject any exchange request.

      Conversion Feature. Class B and Class T shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B or Class T shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies and
(ii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, each Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.

      An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.

      The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is a short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is a short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining the gain or loss.

      Certain options, futures contracts and forward contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.

      Hedging transactions undertaken by a Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gains realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made.

      Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      A Fund will not realize a gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which he Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.

      Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.

      Gains derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

      If a Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gains from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

      Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Funds.


      The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company, such as the Special Fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement and the asset diversification requirements that, as described above, each Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Special Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.


      Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as a gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

      Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

      Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.

      Distributions by a Fund reduce the net asset value of that particular Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gains, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

      Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

      The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by a Fund from income attributable to interest on obligations of the U.S. government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S.
withholding tax (or a reduced rate of withholding provided by treaty).

      Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "How Funds Pay Distributions -- Distribution Options" section of the Funds' current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of a designated Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, each Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. Each Fund has received from the IRS, rulings to the effect that (i) the implementation of the multiple class purchase arrangement will not result in a Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.

                      UNDERWRITER AND DISTRIBUTION SERVICES

      Pursuant to Underwriting Agreements, Northstar Distributors, Inc. is the Underwriter for each Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.


      The Underwriting Agreements may be terminated at any time on not less than 60 days written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Trustees of such Fund, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in such agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.

      In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, the Underwriter from time to time pays, from its own resources or pursuant to the Fund's distribution plans (discussed below), a bonus or other incentive to dealers (other than the Underwriter) that employ a registered representative who sells a minimum dollar amount of the shares of a Fund during a specific period of time. Dealers may not use sales of any of the Fund's shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Such bonuses or other incentives take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses such as certificates for airline tickets, dining establishments or the cash equivalent of such bonuses. The Underwriter, from time to time, reallows all or a portion of the sales charge on Class A shares, which it normally reallows to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.


      Each Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (collectively the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of each Fund.


      Pursuant to the Plan for Class A shares, each Fund may compensate the Underwriter in an amount up to 0.30% of average daily net assets of such Fund's Class A shares. Under the Plans for Class B and Class C shares, each Fund may compensate the Underwriter in an amount up to 1.00% of the average daily net assets attributable to the respective class of such Fund. Pursuant to the Plan for Class T shares, each Fund compensates the Underwriter in an amount equal to 0.95% (in the case of Special Fund and Growth Fund) and 0.65% (in the case of Government Securities Fund and High Yield Fund) of annual average daily net assets of such Fund's Class T shares. However, each of the Class T Plans provides for compensation of up to 1.00% of annual average daily net assets.
Expenditures  by  the  Underwriter   under  the  Plans  shall  consist  of:  (i)
commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B and Class C shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with the Underwriter in the form of a Dealer Agreement for Northstar Funds for services rendered in connection with the sale and distribution of shares of the Funds;
(iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds. With respect to each Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for its prior distribution related and current shareholder servicing related activities in connection with the Class T Shares.

      A portion of the fees paid to the Underwriter pursuant to the 12b-1 plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Underwriter, such as services to each Fund's shareholders; services providing each Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting purchases or sales of shares, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.


      The Plans are designed to be compensation plans and therefore amounts spent by the distributor in excess of plan limits are not carried over from year to year for reimbursement. The Plans do, however, contemplate that amounts paid to the distributor may compensate it for past distribution efforts without regard to any particular time period.

      If the Plans are terminated in accordance with their terms, the obligations of a Fund to compensate the Underwriter for distribution related services pursuant to the Plans will cease; however, subject to approval by the Trustees, including a majority of the independent Trustees, a Fund may continue to make payments past the date on which each Plan terminates up to the annual limits set forth in each Plan for the purpose of compensating the Underwriter for services that were incurred during the term of the Plan.


      The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans shall be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of each Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each plan is in effect, the selection and nomination of Plan Trustees shall be committed to the discretion of the Plan Trustees. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding class of shares of the affected Fund to which the Plan relates.

      During their fiscal year ended October 31, 1998, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan for each class:

                                                        1998
                                        ----------------------------------------
                                          Class A       Class B        Class C
                                        -----------   -----------     ----------
Growth + Value Fund ...............     $  112,335     $  979,399     $  342,938
International Value Fund ..........     $  420,852     $1,068,936     $1,029,533
Emerging Markets Value Fund .......     $    5,230     $   16,707     $   10,940
Research Enhanced Index Fund ......            N/A            N/A            N/A
Income and Growth Fund ............     $  156,253     $  689,593     $  655,973
High Total Return Fund II .........     $   89,638     $1,234,071     $  427,440
High Total Return Fund ............     $  586,170     $  427,440     $  877,968


      For their fiscal year ended October 31, 1998, expenses incurred by the Distributor for distribution related activities with respect to each class of shares of each Fund listed below were as follows:


                                                   Growth + Value Fund
                                        ----------------------------------------
                                          Class A       Class B        Class C
                                        -----------   -----------     ----------
EXPENSE
Salaries/Overrides ....................  $ 177,149    $ 140,012       $  47,014
Commissions Paid ......................  $     -0-    $ 540,199       $ 191,896
Marketing, RMM & Convention Expense ...  $ 151,257    $  63,747       $  13,728
Total .................................  $ 328,406    $ 743,958       $ 252,638

                                               International Value Fund(1)
                                        ----------------------------------------
                                              Class A     Class B      Class C
                                             ---------   ---------    ----------
EXPENSE
Salaries/Overrides ....................    $   980,373  $  244,453    $  213,255
Commissions Paid ......................    $       -0-  $  487,512    $  928,707
Marketing, RMM & Convention Expense ...    $   567,525  $   93,724    $   43,554
Total .................................    $ 1,547,898  $  825,689    $1,185,516
-------------
(1) The International Value Fund commenced operations on April 21, 1997. Prior to April 21, 1997, the Fund was operating as the Brandes International Fund, a series of the Brandes Investment Trust and was distributed by Worldwide Value Distributors, L.L.C.

                                                  Emerging Markets Value Fund(2)
                                                 -------------------------------
                                                               1998
                                                 -------------------------------
                                                 Class A     Class B     Class C
                                                 -------     -------     -------
EXPENSE
Salaries/Overrides ....................         $ 18,766    $  9,990    $  6,556
Commissions Paid ......................         $    -0-         -0-    $ 29,924
Marketing, RMM & Convention Expense ...         $ 48,140    $ 16,044    $  3,405
Total .................................         $ 66,906    $ 26,034    $ 39,885

--------------
(2)  The Emerging Markets Value Fund commenced operations on January 1, 1998.

                                                Research Enhanced Index Fund(3)
                                                -------------------------------
                                                            1998
                                                -------------------------------
                                                Class A    Class B     Class C
                                                -------    -------     -------

EXPENSE

Salaries/Overrides ..........................     N/A         N/A         N/A
Commissions Paid ............................     N/A         N/A         N/A
Marketing, RMM & Convention Expense .........     N/A         N/A         N/A
Total .......................................     N/A         N/A         N/A
--------------
(3) The Research Balanced Index Fund commenced operations on December 30, 1998.


                                                  Income and Growth Fund
                                             -----------------------------------
                                                           1998
                                             -----------------------------------
                                              Class A      Class B      Class C
                                              -------      -------      -------
EXPENSE
Salaries/Overrides ......................     $195,906     $ 42,398     $ 25,380
Commissions Paid ........................     $    -0-     $ 93,498     $ 20,011
Marketing, RMM & Convention Expense .....     $195,199     $ 43,215     $ 24,428
Total ...................................     $391,105     $179,061     $ 69,819

                                                High Total Return Fund II(4)
                                            ------------------------------------
                                                            1998
                                            ------------------------------------
                                             Class A      Class B      Class C
                                             -------      -------      -------
EXPENSE
Salaries/Overrides ......................   $  214,327   $  387,673   $  123,745
Commissions Paid ........................   $      -0-   $1,255,483   $  565,987
Marketing, RMM & Convention Expense .....   $  139,213   $   85,847   $   18,154
Total ...................................   $  353,540   $1,729,003

--------------
(4) The High Total Return Fund II commenced operations on January 31, 1997, but was not available for purchase until July 4, 1997.

                                                   High Total Return Fund
                                            ------------------------------------
                                                           1998
                                            ------------------------------------
                                             Class A       Class B     Class C
                                             -------       -------     -------

EXPENSE
Salaries/Overrides ......................   $  707,507   $  392,598   $   50,766
Commissions Paid ........................         $-0-   $  959,737   $  130,466
Marketing, RMM & Convention Expense .....   $  699,168   $  315,535   $   32,213
Total ...................................   $1,406,675   $1,667,870   $  213,447


      For their fiscal year ended October 31, 1998, the Distributor received the following amounts in sales charges, after reallowance to Dealers:

                                                    Underwriting Fees
                                        ----------------------------------------
                                         Class A         Class B        Class C
                                        ----------     ----------     ----------

Growth + Value Fund ...............     $   85,327     $  433,641     $   55,259
International Value Fund ..........     $  168,354     $  308,042     $   71,384
Emerging Markets Value Fund .......     $    9,663     $    3,274     $      538
Research Enhanced Index Fund ......     $      N/A     $      N/A     $      N/A
Income and Growth Fund ............     $    6,571     $  307,734     $   10,991
High Total Return Fund II .........     $  230,496     $  448,786     $   44,439
High Total Return Fund ............     $  139,428     $2,058,629     $   32,513


      During their fiscal year ended December 31, 1998, each class of shares of the Funds listed below, paid the following 12b-1 distribution and service fees pursuant to the Distribution Plan for each class:

                                 Class A     Class B      Class C      Class T
                                --------    ---------    ---------    ---------

Special Fund ...............   $  178,376   $1,471,915   $  400,906   $  232,160
Mid-Cap Growth Fund(1) .....   $      403   $      137   $      115          N/A
Growth Fund ................   $   58,586   $  113,076   $   14,030   $  577,185
Government Securities Fund .   $   57,075   $  191,942   $   20,581   $  435,230
High Yield Fund ............   $   62,761   $1,180,532   $  219,323   $  619,323
-----------
(1) The Mid-Cap Growth Fund commenced operations on August 20, 1998.

      During the fiscal year ended December 31, 1998, expenses incurred by the Distributor (or Advest with respect to Class T Shares prior to June 2, 1995) for certain distribution related activities with respect to each class of shares of the Funds listed below were as follows:

                                                    Special Fund
                                      ------------------------------------------
                                      Class A     Class B    Class C    Class T
                                      --------   --------   --------   ---------

EXPENSE
Salaries/Overrides .................  $204,015   $102,411   $ 22,425   $    --
Commissions Paid ...................  $      0   $106,926   $ 56,642   $    --
Marketing/Convention/RMM Expense ...  $280,528   $110,510   $ 19,687   $    --
Total ..............................  $484,543   $319,847   $ 98,754   $    --

                                                       Mid-Cap Growth Fund
                                               ---------------------------------
                                               Class A      Class B      Class C
                                               --------     -------      -------
EXPENSE
Salaries/Overrides ......................      $ 1,504      $    47      $     3
Commissions Paid ........................      $     0      $     0      $     0
Marketing/Convention/RMM Expense ........      $25,684      $ 9,038      $ 1,808
Total ...................................      $27,188      $ 9,085      $ 1,811

                                                      Growth Fund
                                        ----------------------------------------
                                        Class A     Class B    Class C   Class T
                                        -------    ---------  --------   -------
EXPENSE
Salaries/Overrides ..................   $ 71,838   $ 11,550   $  1,286   $   --
Commissions Paid ....................   $      0   $  3,933   $  3,802   $   --
Marketing/Convention/RMM Expense ....   $ 62,864   $  8,228   $    921   $   --
Total ...............................   $134,702   $ 23,711   $  6,009   $   --

                                               Government Securities Fund
                                        ----------------------------------------
                                        Class A     Class B    Class C   Class T
                                        --------   --------   --------   -------
EXPENSE
Salaries/Overrides ..................   $ 77,481   $ 23,296   $  2,286   $   --
Commissions Paid ....................   $      0   $  7,887   $  8,515   $   --
Marketing/Convention/RMM Expense ....   $ 52,524   $ 10,739   $    817   $   --
Total ...............................   $130,005   $ 41,922   $ 11,618   $   --

                                                    High Yield Fund
                                        ----------------------------------------
                                         Class A    Class B   Class C    Class T
                                        --------   --------   --------   -------
EXPENSE
Salaries/Overrides ..................   $ 75,788   $110,938   $ 16,931   $   --
Commissions Paid ....................   $      0   $ 66,716   $ 53,100   $   --
Marketing/Convention/RMM Expense ....   $110,537   $ 79,289   $ 10,566   $   --
Total ...............................   $186,325   $256,943   $ 80,597   $   --


      For the following Funds' fiscal year ended December 31, 1998, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers:


                                Class A       Class B      Class C      Class T
                                --------     ---------    ---------   ---------
Special Fund ...............   $   39,102   $1,122,269   $   26,180   $   12,940
Mid-Cap Growth Fund ........   $        0   $        0   $        0          N/A
Growth Fund ................   $    5,852   $   37,253   $    1,393   $    5,820
Government Securities Fund .   $    3,079   $   81,950   $    2,792   $    4,393
High Yield Fund ............   $   16,445   $  374,700   $   14,884   $   24,592

                              TRUSTEES AND OFFICERS


      The Trustees and principal officers of each Fund and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and officers is 300 First Stamford Place, Stamford, Connecticut 06902.


      Paul S. Doherty, Trustee. Age: 64.
      President,  Doherty,  Wallace,  Pillsbury  and  Murphy,  P.C.,  Attorneys.
Director,   Tambrands,  Inc.  Since  October  1993,  Trustee  of  the  Northstar
affiliated investment companies.

      Robert B. Goode, Jr., Trustee. Age: 68
      Currently retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Since October 1993, Trustee of the Northstar affiliated investment companies.

      Alan L. Gosule, Trustee. Age: 58.
      Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Co., Inc.

      *Mark L. Lipson, Trustee and President. Age: 49.

      Director, Chairman and Chief Executive Officer of Northstar and Northstar Holding, Inc. Director and President of Northstar Administrators Corporation and Northstar Funding, Inc. and Director, Chairman and Chief Executive Officer of Northstar Distributors, Inc., Trustee and President of the Northstar affiliated investment companies since October 1993. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and Director/Trustee and President of the National Affiliated Investment Companies and certain of National's subsidiaries.


      Walter H. May, Trustee. Age: 62.

      Currently retired. Former Senior Executive for Piper Jaffrey, Inc.


      David W.C. Putnam, Trustee. Age: 59.
      President, Clerk and Director of F.L. Putnam Securities Company, Incorporated, F.L. Putnam Investment Management Company, Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co.; Director of Anchor Investment Management Corporation; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

      John R. Smith, Trustee. Age: 75.

      President of New England Fiduciary Company (financial planning) since 1991; Chairman of Massachusetts Educational Financing Authority since 1987; Vice Chairman of Massachusetts Health and Education Authority; from 1970-1991, Financial Vice President of Boston College.


      *John G. Turner, Trustee. Age: 59.

      Chairman and Chief Executive Officer of ReliaStar Financial Corporation and ReliaStar Life Insurance Company ("ReliaStar Life") since May 1993, and Chairman of other ReliaStar affiliated insurance Ccompanies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and Chief Executive Officer of ReliaStar Financial Corporation and ReliaStar Life.


      David W. Wallace, Trustee. Age: 74.

      Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. He is also President and Trustee of the Robert R. Young Foundation and Governor of New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation. Since October 1993, Trustee of the Northstar affiliated investment companies.


      Stephanie L. Beckner, Vice President and Secretary. Age: 30.
      Vice President, Secretary and Counsel of Northstar, Northstar affiliated companies and Northstar affiliated investment companies.

      Thomas Ole Dial, Vice President. Age: 42.
      Executive Vice President and Chief Investment Officer-Fixed Income of Northstar and Principal, T.D. & Associates, Inc. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities and Research Corporation, Vice President of National Affiliated Investment Companies, and Vice President of NSR Asset Management Corporation. From 1988 to 1989, President of Dial Capital Management.
--------------

*Deemed to be an "interested person" of each Fund, as defined by the 1940 Act.

      Mary Lisanti, Vice President. Age: 42.
      Executive Vice President and Chief Investment Officer-Equities of Northstar. From September 1996 to May 1998, Portfolio Manager with Strong Capital Management. From March 1993 to August 1996, Managing Director and Portfolio Manager with Banker Trust Corporation.

      Agnes Mullady, Vice President and Treasurer. Age: 40.
      Senior Vice President and Chief Financial Officer of Northstar, President and Treasurer of Northstar Administrators Corporation, and Vice President and Treasurer of Northstar Distributors, Inc. From 1987 to 1993, Vice President and Treasurer of National Securities & Research Corporation.

      Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Funds. All Officers and Interested Trustees of the Funds are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $8,000 for their combined services as Trustees to the Funds and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $2,000 for attendance at each joint meeting of the Funds and the other Northstar retail funds. The Funds also reimburse Trustees for expenses incurred by them in connection with such meetings.

      As of December 31, 1998, all Trustees and executive officers of each Fund as a group owned beneficially or of record less than 1% of the outstanding securities of such Fund. To the knowledge of the Funds, as of December 31, 1998, no shareholder owned beneficially (b) or of record (r) more than 5% of a Fund's outstanding shares, except as set forth below:

              (1) Special Fund

              Class B
              Merrill Lynch Pierce Fenner & Smith              18.0% (r)
              Jacksonville, Florida
              Class C
              Merrill Lynch Pierce Fenner & Smith               7.4% (r)
              Jacksonville, Florida

              (2) Growth + Value Fund

              Class B
              Merrill Lynch Pierce Fenner &Smith               23.2% (r)
              Jacksonville, Florida

              Class C
              Merrill Lynch Pierce Fenner &Smith                9.5% (r)
              Jacksonville, Florida

              (3) International Value Fund

              Class A
              Charles Schwab & Co. Inc.
              San Francisco, California                        19.0% (r)

              Class B
              Merrill Lynch Pierce Fenner & Smith               8.3% (r)
              Jacksonville, Florida

              Class C
              Merrill Lynch Pierce Fenner & Smith               7.8% (r)
              Jacksonville, Florida

              (4) Emerging Markets Value Fund

              Class A
              Northstar Investment Management Corp.            19.3% (b)
              Stamford, Connecticut

              (5) Income and Growth Fund

              Class B
              Merrill Lynch Pierce Fenner & Smith              12.0% (r)
              Jacksonville, Florida

              (6) Government Securities Fund

              Class B
              Merrill Lynch Pierce Fenner & Smith               7.1% (r)
              Jacksonville, Florida

              (7) High Yield Fund

              Class B
              Merrill Lynch Pierce Fenner & Smith              19.2% (r)
              Jacksonville, Florida

              (8) High Total Return Fund II

              Class B
              Merrill Lynch Pierce Fenner & Smith              30.0% (r)
              Jacksonville, Florida

              Class C
              Merrill Lynch Pierce Fenner & Smith              10.0% (r)
              Jacksonville, Florida

              (9) High Total Return Fund

              Class B
              Merrill Lynch Pierce Fenner & Smith              24.0% (r)
              Jacksonville, Florida

                               Compensation Table
                         Period Ended December 31, 1998

                                         Pension Benefits   Estimated Annual    Total Compensation
                          Compensation  Accrued as Part of   Benefits Upon    from All Funds (18) in
                          from Funds(a)    Fund Expenses       Retirement       Northstar Complex(b)
                          -------------    -------------       ----------       --------------------

Paul S. Doherty .........     18,344             N/A               N/A               20,000
Robert B. Goode, Jr .....     17,000             N/A               N/A               18,500
Alan L. Gosule ..........     18,344             N/A               N/A               20,000
Mark L. Lipson ..........          0             N/A               N/A                    0
Walter H. May ...........     18,344             N/A               N/A               20,000
David W.C. Putnam .......     18,000             N/A               N/A               19,500
John R. Smith ...........     18,344             N/A               N/A               20,000
John G. Turner ..........          0             N/A               N/A                    0
David W. Wallace ........     18,344             N/A               N/A               20,000

----------
(a)   See table below for Fund specific compensation.

(b) Compensation paid by the Northstar Trust Funds, the Northstar Galaxy Trust Funds, the Northstar Equity Trust Fund and the remaining five funds, Northstar Special, Growth, Government Securities, High Yield and Balance Sheet Opportunities Funds.


                               Individual Fund(1)
                         Fiscal Year Compensation Tables


                                  Mid-Cap        Growth  International Emerging
                           Special Growth Growth + Value     Value      Market
                           ------- ------ ------ -------     -----      ------
Paul S. Doherty ........   2,369     308   1,369   1,369     1,369       974
Robert B. Goode, Jr ....   2,338     308   1,338   1,338     1,338       974
Alan L. Gosule .........   2,369     308   1,369   1,369     1,369       974
Mark L. Lipson .........       0       0       0       0         0         0
Walter H. May ..........   2,369     308   1,369   1,369     1,369       974
David W.C. Putnam ......   2,338     308   1,338   1,338     1,338       974
John R. Smith ..........   2,369     308   1,369   1,369     1,369       974
John G. Turner .........       0       0       0       0         0         0
David W. Wallace .......   2,369     308   1,369   1,369     1,369       974



                                                           High       High       Balance
                          Income    Government    High     Total      Total       Sheet
                        and Growth  Securities    Yield  Return II   Return   Opportunities
                        ----------  ----------    -----  ---------   ------   -------------
Paul S. Doherty .......    1,369       1,369      1,369    1,369     1,369       1,369
Robert B. Goode, Jr. ..    1,338       1,338      1,338    1,338     1,338       1,338
Alan L. Gosule ........    1,369       1,369      1,369    1,369     1,369       1,369
Mark L. Lipson ........        0           0          0        0         0           0
Walter H. May .........    1,369       1,369      1,369    1,369     1,369       1,369
David W.C. Putnam .....    1,338       1,338      1,338    1,338     1,338       1,338
John R. Smith .........    1,369       1,369      1,369    1,369     1,369       1,369
John G. Turner ........        0           0          0        0         0           0
David W. Wallace ......    1,369       1,369      1,369    1,369     1,369       1,369

---------------
(1) Northstar Mid-Cap Growth Fund commenced operations on August 20, 1998. Northstar Research Enhanced Index Fund commenced operations on December 20, 1998.

                               OTHER INFORMATION


      Independent Accountants. PricewaterhouseCoopers LLP has been selected as the independent accountants of the Northstar Trust, Northstar Equity Trust and each of the other Northstar Funds. PricewaterhouseCoopers LLP audits the Funds' annual financial statements and expresses an opinion thereon.

      Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, and fund accounting agent for the Funds.


      Transfer Agent. First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581-5120 acts as the transfer agent for each Fund.

      Reports to Shareholders. The fiscal year of the Northstar Trust ends on October 31. The fiscal year of each other Fund ends on December 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.


      Organizational and Related Information. Special Fund (formerly Advantage Special Fund) was organized in 1986; Growth Fund (formerly Advantage Growth
Fund) was organized in 1986; Government Securities Fund (formerly Advantage Government Securities Fund) was organized in 1986; and High Yield Fund (formerly Advantage High Yield Fund) was organized 1989. Northstar Trust (formerly Northstar Advantage Trust), and two of its series Income and Growth Fund (formerly Northstar Advantage Income and Growth Fund) and High Total Return Fund (formerly Northstar Advantage High Total Return Fund), were organized in 1993. Growth + Value Fund and High Total Return Fund II were organized in 1996. The International Value Fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust. The Emerging Markets Value Fund, a series of the Northstar Trust, was organized 1998. The Research Enhanced Index Fund, a series of the Northstar Trust, was organized in 1998.

      The Northstar Equity Trust and its only series, the Northstar Mid-Cap Growth Fund, was organized in 1998.


      The shares of each Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

      Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Amended and Restated Declaration of Trust for each Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of a Fund solely by reason of being or having been a shareholder of a Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

      Year 2000 Compliance. The services provided to the Funds by the Adviser, the Sub-Advisers, the Administrator and the Funds' other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The Adviser, the Sub-Advisers, the Administrator and the Funds' other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. Although there can be no assurances, the Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Adviser, Sub-Advisers, Administrator and the Funds' other service providers at this time but could have a material adverse impact on the operations of the Funds and the Adviser, Sub-Advisers, Administrator and the Funds' other service providers. Further, there can be no assurances, that the systems of the companies in which the Funds invest will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue.

                             PERFORMANCE INFORMATION

      Performance information for the Funds may be compared in reports and promotional literature to (1) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare each Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; and (iv) well known monitoring sources of certificates of deposit performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

      In addition, the Funds may, from time to time, include various measures of a Fund's performance, including the current yield, the tax equivalent yield and the average annual total return of shares of the Funds in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect a Fund's volatility risk.

      Yield. Quotations of yield for a specific class of shares of a Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

                      Yield = 2 [((a - b) / (cd) + 1)^6 -1]

      Where:

      a = dividends and interest earned during the period attributable to a specific class of shares

      b = expenses accrued for the period attributable to that class (net of reimbursements)

      c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and


      d = the maximum offering price per share on the last day of the period

      The maximum offering price includes a maximum contingent deferred sales charge of 4%, in the case of Class T shares, 5% for Class B shares, and 1%, for Class C shares.

      All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Funds' distribution plans. Except as noted, the performance results take the contingent deferred sales charge into account.

      The yield for Class A, B and C shares of the Income and Growth Fund, High Total Return Fund II and, High Total Return Fund; and Class A, B, C and T shares of the Special Fund, Growth Fund, Government Securities Fund and High Yield Fund for the month ended December 31, 1998 was as follows:

                                      Yield

      Fund                                Class A    Class B   Class C   Class T
Income + Growth Fund ................       1.32       0.66       0.68      N/A
Government Securities Fund ..........       5.97       5.61       5.63      5.95
High Yield Fund .....................       8.01       7.70       7.68      8.06
High Total Return Fund II ...........      10.32      10.12      10.09      N/A
High Total Return Fund ..............      11.56      11.39      11.36      N/A

      Average Annual Total Return. Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:

                         P(1+T) to the power of n = ERV

      Where:

      P = a hypothetical initial payment of $1,000

      T = the average annual total return

      n = the number of years, and

      ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

      All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class B, Class C and Class T shares), and assume that all dividends and distributions are reinvested when paid.

      Non-Standardized Return. In addition to the performance information described above, the Funds may provide total return information that is not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.


      The following tables summarize the calculation of Standardized and Non-Standardized Return for Class A, B and C shares of the Growth + Value Fund, International Value Fund, Emerging Markets Value Fund, Research Enhanced Index Fund, Income and Growth Fund, High Total Return Fund II, and High Total Return
Fund; Class A, B and C of the Mid-Cap Growth Fund and for Class A, B, C and T shares of the Special Fund, Growth Fund, Government Securities Fund and High Yield Fund for the periods indicated.

      Northstar Trust. The following table summarizes the calculation of Average Annual Total Return for the periods indicated through October 31, 1998, assuming the maximum sales charge HAS been assessed:

                                                                       Since
                                                    One Year(1)     Inception(2)
                                                    -----------     ------------
Growth + Value Fund
Class A .......................................       (16.81)%         0.56%
Class B .......................................       (17.64)%         0.33%
Class C .......................................       (14.23)%         2.35%

International Value Fund
Class A .......................................         4.68%          12.79%
Class B .......................................         4.16%           9.22%
Class C .......................................         8.07%          13.62%

Emerging Markets Value Fund
Class A .......................................          N/A             N/A
Class B .......................................          N/A             N/A
Class C .......................................          N/A             N/A

Research Enhanced Index Fund
Class A .......................................          N/A            N/A
Class B .......................................          N/A            N/A
Class C .......................................          N/A            N/A

Income and Growth Fund
Class A .......................................        (3.67)%         8.31%
Class B .......................................        (4.26)%         7.39%
Class C .......................................        (0.43)%         8.52%

------------
(1)   Annualized.

(2) The inception date for Class A, B and C shares of the Growth+Value Fund is November 18, 1997. The inception date for Class A and C shares of the International Value Fund is March 6, 1995; the inception date for Class B shares of the International Value Fund is April 18, 1997. The inception date for Class A, B and C shares of the Emerging Markets Value Fund is January 1, 1998. The inception date for Class A, B and C shares of the Research Enhanced Index Fund is December 30, 1998. The inception date of Class A, B and C shares of the Income and Growth Fund and High Total
      Return Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively. The inception date for Class A, B and C shares of the High Total Return Fund II is January 31, 1997.

                                                                       Since
                                                       One Year(1   Inception(2)
                                                       ----------   ------------
High Total Return Fund II
Class A .............................................    (8.73)        3.43%
Class B .............................................    (9.26)%       3.61%
Class C .............................................    (5.77)%       5.73%

High Total Return Fund
Class A                                                 (17.76)        4.14%
Class B                                                 (18.05)%       3.10%
Class C                                                 (15.16)%       3.89%

      The following table summarizes the calculation of Average Annual Total Return for the periods indicated through October 31, 1998, assuming the maximum sales charge HAS NOT been assessed:

                                                                       Since
                                                       One Year(1   Inception(2)
                                                       ----------   ------------

Growth + Value Fund
Class A .............................................   (12.63)%       3.11%
Class B .............................................   (13.38)%       2.35%
Class C .............................................   (13.38)%       2.35%

International Value Fund
Class A .............................................      9.86%      14.31%
Class B .............................................      9.16%      11.68%
Class C .............................................      9.07%      13.62%

Emerging Markets Value Fund
Class A .............................................      N/A         N/A
Class B .............................................      N/A         N/A
Class C .............................................      N/A         N/A

Research Enhanced Index Fund
Class A .............................................      N/A         N/A
Class B .............................................      N/A         N/A
Class C .............................................      N/A         N/A

Income and Growth Fund
Class A .............................................      1.12%       9.38%
Class B .............................................      0.44%       7.71%
Class C .............................................      0.51%       8.52%

High Total Return Fund II
Class A .............................................    (4.23)%       6.36%
Class B .............................................    (4.90)%       5.72%
Class C .............................................    (4.90)%       5.73%

High Total Return Fund
Class A .............................................   (13.65)%       5.16%
Class B .............................................   (14.28)%       3.37%
Class C .............................................   (14.41)%       3.89%

-------------
(1)   Annualized.

(2) The inception date for Class A, B and C shares of the Growth + Value Fund is November 18, 1997. The inception date for Class A and C shares of the International Value Fund is March 6, 1995; the inception date for Class B shares of the International Value Fund is April 18, 1997. The inception date for Class A, B and C shares of the Emerging Markets Value Fund is January 1, 1998. The inception date for Class A, B and C shares of the Research Enhanced Index Fund is December 30, 1998. The inception date of Class A, B and C shares of the Income and Growth Fund and High Total
      Return Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively. The inception date for Class A, B and C shares of the High Total Return Fund II is January 31, 1997.

      The Remaining Funds. The following table summarizes the calculation of Average Annual Total Return for Class A, B and C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995 for the Special, Growth, Government Securities and High Yield Funds and August 20, 1998 for the Mid-Cap Growth Fund) through December 31, 1998, assuming the maximum sales charge HAS been assessed:

Fund                            Class of Shares    One Year      Since Inception
----                            ---------------    --------      ---------------
Special Fund                        Class A           2.50%           13.25%
                                    Class B           1.84%           13.62%
                                    Class C           5.81%           14.00%

Mid-Cap Growth Fund                 Class A           N/A              N/A
                                    Class B           N/A              N/A
                                    Class C           N/A              N/A

Growth Fund                         Class A          17.74%           20.61%
                                    Class B          17.69%           21.16%
                                    Class C          21.90%           21.50%

Government Securities Fund          Class A           0.22%            5.11%
                                    Class B          (0.44)%            5.36%
                                    Class C           3.37%            5.78%

High Yield Fund                     Class A          (2.65)%            7.47%
                                    Class B          (3.37)%            7.67%
                                    Class C           0.46%            8.15%

      The following table summarizes the calculation of Average Annual Total Return for Class A, B and C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995 for the Special, Growth, Government Securities and High Yield Funds and August 20, 1998 for the Mid-Cap Growth Fund) through December 31, 1998, assuming the maximum sales charge HAS NOT been assessed:

Fund                            Class of Shares    One Year      Since Inception
----                            ---------------    --------      ---------------
Special Fund                        Class A           7.59%           14.81%
                                    Class B           6.84%           14.02%
                                    Class C           6.81%           14.00%

Mid-Cap Growth Fund                 Class A           N/A              N/A
                                    Class B           N/A              N/A
                                    Class C           N/A              N/A

Growth Fund                         Class A          23.61%           22.27%
                                    Class B          22.69%           21.50%
                                    Class C          22.90%           21.50%

Government Securities Fund          Class A           5.27%            6.54%
                                    Class B           4.49%            5.84%
                                    Class C           4.35%            5.78%

High Yield Fund                     Class A           2.25%            8.92%
                                    Class B           1.28%            8.12%
                                    Class C           1.39%            8.15%

      The following table summarizes the calculation of Average Annual Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1998, assuming the maximum sales charge HAS been assessed:

                                                                      Since
                                 One Year  Five Years  Ten Years   Inception(3)
                                 --------  ----------  ---------   ------------
Special Fund ...................   2.94%      8.75%      13.88%      10.20%
Mid-Cap Growth Fund ............    --         --          --          --
Growth Fund ....................  18.79%     15.76%      14.96%      13.50%
Government Securities Fund .....   0.90%      4.59%      8.52%%       7.06%
High Yield Fund ................  (1.93)%     7.52%       N/A         9.97%
-------------
(3) The inception date for Class T shares of Special, Growth and Government Securities Funds was February 3, 1986. The inception date for Class T shares of the Mid-Cap Growth Fund was August 20, 1998. The inception date for Class T shares of the High Yield Fund was May 30, 1989.

      The following table summarizes the calculation of Average Annual Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1998, assuming the maximum sales charge HAS NOT been assessed:
                                                                     Since
                                One Year  Five Years  Ten Years   Inception(3)
                                --------  ----------  ---------   ------------
Special Fund ...................   6.94%      8.75%      13.88%      10.20%
Growth Fund ....................  22.79%     15.76%      14.96%      13.50%
Government Securities Fund .....   4.84%      4.59%       8.52%       7.06%
High Yield Fund ................   1.80%      7.52%        N/A        9.97%
---------------
(3) The inception date for Class T shares of Special, Growth and Government Securities Funds was February 3, 1986. The inception date for Class T shares of the Mid-Cap Growth Fund was August 20, 1998. The inception date for Class T shares of the High Yield Fund was May 30, 1989.


      A Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. Each Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

      Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about a Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: Banxquote, Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Consumer Digest, Financial World, Forbes, Fortune, IBC/Donoghues's Money Fund Report, Ibbotson Associates, Inc., Investment Company Data, Inc., Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Mutual Fund Values, The New York Times, Personal Investing News, Personal Investor, Success, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Services.

      When comparing yield, total return and investment risk of shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

      The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                              FINANCIAL STATEMENTS


      The audited financial statements of Special, Growth, Government Securities and High Yield Funds as of and for the year ended December 31, 1998 and the report of the independent accountants, PricewaterhouseCoopers LLP, with respect to such financial statements are hereby incorporated herein by reference to the Annual Report to Shareholders of The Northstar Funds for the year ended December 31, 1998.


      The Northstar Equity Trust's audited financial statements dated December 31, 1998 and the report of the independent accountants, PricewaterhouseCoopers LLP with respect to such financial statements, are hereby incorporated herein by reference to the Annual Report to Shareholders of the Northstar Equity Trust for the fiscal year ended December 31, 1998.

      The Northstar Trust's audited financial statements dated October 31, 1998 and the report of the independent accountants, PricewaterhouseCoopers LLP with respect to such financial statements, are hereby incorporated herein by reference to the Annual Report to Shareholders of the Northstar Trust for the fiscal year ended October 31, 1998.

                                    APPENDIX

Description of Moody's Investors Service, Inc. ("Moody's") Corporate Bond
Ratings

      Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporation ("S&P") Corporate Debt Ratings

      AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB -- Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.


      BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures and adverse conditions.

      CI -- The rating CI is reserved for income bonds on which no interest is being paid.

      D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


      Plus (+) or Minus (-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS


(a) Articles of Incorporation. (1) and (4)

(b) By-laws. (1)
(c) N/A
(d) Investment Advisory Contracts. (1)

(e) Underwriting Contracts. (1) and (5)
(f) N/A
(g) Custodian Agreements. (1) and (5)

(h) Other Material Contracts. (1) and (3)

(i) Legal Opinion. (5)
(j) Consent of Independent Public Accountants.

(k) N/A
(l) N/A
(m) Rule 12b-1 Plan. (1)

(n) Financial Data Schedules.

(o) Rule 18f-3 Plan. (4)

----------------------------------
               NOTES TO EXHIBIT LISTING




(1). Previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 11 and incorporated herein by reference.

(2). The Power of Attorney executed by Walter May was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 13 and is incorporated herein by reference. All other powers of attorney were filed as an Exhibit to the Registrant's Post-Effective Amendment No. 10 and are incorporated herein by reference.

(3). Previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 12 and incorporated herein by reference.

(4). Previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 16 and incorporated herein by reference.

(5). Previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1998 and incorporated herein by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with Registrant.

ITEM 25.  INDEMNIFICATION

Section 5.4 of Registrant's Declaration of Trust provides the following:

(a) Subject to Paragraph (c) hereof every person who is, or has been, a Trustee, Officer, employee or agent of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, Officer, employee or agent and against amounts paid or incurred by him in the settlement thereof in such manner, provided, that to the extent any claim, action, suit or proceeding involves any particular Series or Classes of Shares of the Trust or the assets or operations of one or more Series or Classes of Shares, such indemnification shall be provided only from the assets (or proceeds thereof or income therefrom of such one or more Series or Classes of Shares and not from the assets (or proceeds thereof or income therefrom) of any other Series or Class of Shares of the Trust.

(b) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, acitons, suits or proceedings (civil, criminal, or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)      No indemnification shall be provided hereunder to a Trustee or Officer:

         (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; and

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or Officer, unless there has been a determination that such Trustee or Officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(d) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to shich any Trustee or Officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or Officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and Officers may be entitled by contract or otherwise under law.

(e) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section may be advanced by the Trust prior to final disposition therof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either;

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


Insofar as indemnification for liabilities arising under the Securities Acto of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


See "MANAGEMENT OF THE FUNDS" in the Prospectus and "Services of the Adviser and Administrator" and "Trustees and Officers" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement. Set forth is a list of each officer and director of the Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 31, 1994.


                           POSITION WITH                      OTHER SUBSTANTIAL
                           INVESTMENT                         BUSINESS, PROFESSION
NAME                       ADVISER                            VOCATION OR EMPLOYMENT
----------                 ---------------------------        --------------------------------------------
John Turner                Director                           Chairman and CEO, ReliaStar
                                                              Financial Corp. and affiliates;
                                                              Director of Northstar Affiliates;
                                                              Trustee and Chairman, Northstar
                                                              Affiliated Investment Companies.

John Flittie               Director                           President, ReliaStar Financial Corp.
                                                              and affiliates; Director, Northstar
                                                              Affilates.

Mark L. Lipson             Chairman/CEO                       Director and Officer of Northstar
                           Director                           Distributors, Inc., Northstar
                                                              Administrators Corp. and Northstar,
                                                              Inc. Trustee and President, Northstar
                                                              Affiliated Investment Companies.


Robert J. Adler            Executive                          President Northstar Distributors, Inc.
                           Vice
                           President -
                           Sales &
                           Marketing


Jeffrey Aurigemma          Vice                               Vice President - Northstar Affiliated
                           President -                        Investment Companies
                           Investments                        and Portfolio Manager

Stephanie L. Beckner       Vice President,                    Vice President & Secretary of
                           Secretary and Counsel              Northstar Affiliates and the Northstar
                                                              Affiliated Investment Companies

Jeffrey Bernstein          Vice President -                   Vice President, Northstar
                           Investments                        Affiliated Investment Companies
                                                              and Portfolio Manager, Former
                                                              Portfolio Manager with Strong Capital
                                                              Management, Former Portfolio Manager with
                                                              Berkeley Capital. Former Assistant
                                                              Portfolio Manager with Bankers Trust
                                                              Corporation

Thomas Ole Dial            Executive                          Vice President, Northstar Affiliated
                           Vice                               Investment Companies, and
                           President -                        Principal, TD Associates Inc.
                           Chief Investment Officer
                           Fixed Income


Mary Lisanti               Executive                          Vice President, Northstar Affiliated
                           Vice President -                   Investment Companies, Former
                           Chief Investment Officer           Portfolio Manager with Strong Capital
                           Equities                           Management, Former Managing Director and
                                                              Portfolio Manager with Bankers Trust Corporation


Agnes Mullady              Sr. Vice                           Vice President & Treasurer of
                           President                          Northstar Affiliates and the Northstar
                           and CFO                            Affiliated Investment Companies

Mark Sfarra                Vice                               Vice President - Northstar
                           President -                        Distributors, Inc.
                           Marketing

Stephen Vondrak            Vice                               Vice President - Northstar
                           President -                        Distributors, Inc., Former Regional
                           Sales & Marketing                  Marketing Manager with Roger
                                                              Engemann and Associates from
                                                              1991-1994.

ITEM 27. PRINCIPAL UNDERWRITER

(a) See "HOW THE FUNDS ARE ORGANIZED AND MANAGED", "MEET THE PORTFOLIO MANAGERS" and "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS" in the Prospectus and "Underwriter and Distribution Services" in the Statement of Additional Information, both of which are included in this Post-Effective Amendment to the Registration Statement. Unless otherwise indicated, the principal business address for each person is c/o Northstar, 300 First Stamford Place, Stamford, CT 06902


(b)  (1)                            (2)                                         (3)
Name and Principal                  Position and Offices                        Position and Offices
Address                             with Underwriter                            with Registrant
-------------------                 --------------------                        --------------------
John Turner                         Director                                    Trustee, Chairman
20 Washington Ave. South
Minneapolis, MN

John Flittie                        Director                                    None
20 Washington Ave. South
Minneapolis, MN

Mark L. Lipson                      Chairman & Director                         Trustee and President

Robert J. Adler                     President                                   None

Mark Blinder                        Reg. Vice President                         None

Mike Brescia                        Reg. Vice President                         None

Jennifer Byrne                      Reg. Vice President                         None

Eugene Carlin                       Reg. Vice President                         None

Charles Dolce                       Reg. Vice President                         None

Chris Erbeck                        Reg. Vice President                         None

Neil Gargiulo                       Reg. Vice President                         None

Edward Ittner                       Reg. Vice President                         None

Nancy Lavin                         Reg. Vice President                         None

David Linton                        Reg. Vice President                         None

Stephen O'Brien                     Reg. Vice President                         None

Gregg Smyth                         Reg. Vice President                         None

Mark Sfarra                         Vice President                              None

Stephen Vondrak                     Vice President                              None

Stephanie L. Beckner                Vice President                              Vice President
                                    Secretary & Counsel                         & Secretary
Agnes Mullady                       Vice President                              Vice President
                                    & Treasurer                                 & Treasurer

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


State Street Bank and Trust Co. maintains such records as Custodian and Fund Accounting Agent for the Funds, the Northstar Trust and the Northstar
Equity Trust:


     (1) Receipts and delivery of securities including certificate numbers;
     (2) Receipts and disbursement of cash;
     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.
     (4) Fund Accounting Records.


First Data Investor Services Group, ("First Data") maintains the following records at One Exchange Place, 11th Floor, Boston, Massachusetts, 02109, as Transfer Agent and Blue Sky Administrator for the Funds, the Northstar Trust and the Northstar Equity Trust:


     (1)  Shareholder Records;
     (2) Share accumulation accounts: Details as to dates and number of shares of each accumulation, price of each accumulation.
     (3)  Fund Accounting Records
     (4)  State Securities Regisitration Records

All other records required by item 30(a) are maintained at the office of the Administrator, Two Pickwick Plaza, Greenwich, CT 06830.

ITEM 29.  Management Services

Not Applicable.

ITEM 30.  Undertakings

(a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trusts' outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 25th day of February 25, 1999.


                                   REGISTRANT


                              By: /s/ MARK L. LIPSON
                                 ------------------------------
                                  Mark L. Lipson, President


     SIGNATURES                    TITLE                        DATE


    JOHN G. TURNER                 Chairman and              February 25, 1999
---------------------------        Trustee
    John G. Turner*

    MARK L. LIPSON                 Trustee                   February 25, 1999
---------------------------
    Mark L. Lipson*

    JOHN R. SMITH                  Trustee                   February 25, 1999
---------------------------
    John R. Smith*

    PAUL S. DOHERTY                Trustee                   February 25, 1999
---------------------------
    Paul S. Doherty*

    DAVID W. WALLACE               Trustee                   February 25, 1999
---------------------------
    David W. Wallace*

    ROBERT B. GOODE, JR.           Trustee                   February 25, 1999
---------------------------
    Robert B. Goode, Jr.*

    ALAN L. GOSULE                 Trustee                   February 25, 1999
---------------------------
    Alan L. Gosule*

    DAVID W.C. PUTNAM              Trustee                   February 25, 1999
---------------------------
    David W.C. Putnam*

    WALTER H. MAY, JR.             Trustee                   February 25, 1999
---------------------------
    Walter H. May, Jr.**

    AGNES MULLADY                  Principal Financial       February 25, 1999
---------------------------        and Accounting
    Agnes  Mullady                 Officer

By: /s/ AGNES MULLADY*
    ------------------------
        Agnes Mullady
        Attorney-in-fact

* Executed pursuant to powers of attorney filed with Northstar Trust and Northstar High Yield Fund - PEA No.10.

** Executed pursuant to power of attorney filed with Northstar Trust and Northstar High Yield Fund - PEA No. 12.

                                INDEX TO EXHIBITS
                              ---------------------
                            NORTHSTAR HIGH YIELD FUND

Exhibit Letter Under
Part C of Form N-1A      Name of Exhibit                      Page Number Herein
-------------------      ---------------                      ------------------
(j)                      Consent of Independent Public
                         Accountants

(n)                      Financial Data Schedule